Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) July 31, 2019

Investments	Shares	Value ($000)

LONG POSITIONS - 96.6%

COMMON STOCKS - 33.6%

Aerospace & Defense - 0.4%
Boeing Co. (The)	1,225	418
HEICO Corp., Class A(a)	2,250	237
Maxar Technologies, Inc.	15,020	111
		766
Airlines - 0.2%
American Airlines Group, Inc.	623	19
American Airlines Group, Inc. Escrow*(b)(c)	14,383	1
WestJet Airlines Ltd. (Canada)	13,900	324
		344
Auto Components - 0.2%
Aptiv plc	3,777	331
Tower International, Inc.	2,600	80
		411
Automobiles - 0.3%
General Motors Co.	12,438	502

Banks - 1.3%
Citigroup, Inc.	8,851	630
Hancock Whitney Corp.	16,100	669
JPMorgan Chase & Co.	4,492	521
LegacyTexas Financial Group, Inc.	1,800	77
MBT Financial Corp.(a)	4,300	46
Societe Generale SA (France)	580	14
SunTrust Banks, Inc.	5,000	333
		2,290
Biotechnology - 1.5%
Celgene Corp.*	14,700	1,350
Genomic Health, Inc.*	800	59
Gilead Sciences, Inc.	4,395	288
Grifols SA, ADR (Spain)(a)	10,600	241
Spark Therapeutics, Inc.*(a)	8,100	810
		2,748
Capital Markets - 0.3%
Anima Holding SpA (Italy)(d)	3,734	14
Forum Merger II Corp., Class A*(a)	9,700	98
J2 Acquisition Ltd.*(a)(d)	6,800	61
Nebula Acquisition Corp., Class A*(a)	13,198	133
Trinity Merger Corp., Class A*(a)	10,800	112
VectoIQ Acquisition Corp.*(a)	7,500	76
		494
Chemicals - 1.5%
Air Products & Chemicals, Inc.	2,807	641
Ashland Global Holdings, Inc.	5,960	474
Hexion Holdings Corp., Class B*(b)	13,875	196
OMNOVA Solutions, Inc.*	15,700	156
RPM International, Inc.(a)	10,157	689
WR Grace & Co.	7,422	503
		2,659
Commercial Services & Supplies - 0.5%
Cenveo Corp.*(b)	8,093	111
Clean Harbors, Inc.*	10,820	842
		953
Communications Equipment - 1.2%
Acacia Communications, Inc.*	400	27
Aerohive Networks, Inc.*	17,400	77
Cisco Systems, Inc.	13,062	724
Finisar Corp.*(a)	4,300	101
Motorola Solutions, Inc.	5,586	927
Nokia OYJ, ADR (Finland)	50,953	276
		2,132
Distributors - 0.2%
LKQ Corp.*	15,321	413

Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc.*(a)	12,525	667
Sotheby’s*	100	6
		673
Diversified Telecommunication Services - 0.3%
Intelsat SA*	3,105	70
Zayo Group Holdings, Inc.*(a)	16,100	543
		613
Electric Utilities - 0.4%
El Paso Electric Co.	900	60
Evergy, Inc.	7,395	447
PG&E Corp.*	9,411	171
		678
Electrical Equipment - 0.0%(e)
Hydrogenics Corp. (Canada)*(a)	600	9

Electronic Equipment, Instruments & Components - 0.4%
Control4 Corp.*	7,800	186
TE Connectivity Ltd.(a)	5,205	481
		667
Entertainment - 0.5%
Global Eagle Entertainment, Inc.*	62,764	45
Netflix, Inc.*	730	236
Walt Disney Co. (The)	4,077	583
		864
Equity Real Estate Investment Trusts (REITs) - 0.5%
Equinix, Inc.	1,512	759
NorthStar Realty Europe Corp.	4,100	70
Pure Multi-Family REIT LP (Canada)	16,100	123
		952
Food & Staples Retailing - 0.1%
Cia Brasileira de Distribuicao, ADR (Brazil)*	1,381	34
Magnit PJSC, GDR (Russia)(d)	1,359	19
Wal-Mart de Mexico SAB de CV (Mexico)	16,634	49
X5 Retail Group NV, GDR (Russia)(d)	3,643	122
		224
Food Products - 0.5%
Nestle SA, ADR (Switzerland)	5,375	570
Nomad Foods Ltd. (United Kingdom)*	18,260	407
		977
Health Care Equipment & Supplies - 0.6%
Danaher Corp.	4,423	621

See Notes to Consolidated Schedule of Investments

Investments	Shares	Value ($000)
Zimmer Biomet Holdings, Inc.	3,226	436
		1,057
Health Care Providers & Services - 0.8%
Anthem, Inc.	3,430	1,010
BioScrip, Inc.*(a)	24,600	70
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)	10,856	21
Sinopharm Group Co. Ltd., Class H (China)	6,094	23
WellCare Health Plans, Inc.*	1,400	402
		1,526
Health Care Technology - 0.3%
Medidata Solutions, Inc.*	5,800	530

Hotels, Restaurants & Leisure - 0.5%
Caesars Entertainment Corp.*	13,700	162
Del Frisco’s Restaurant Group, Inc.*	27,400	218
International Speedway Corp., Class A(a)	2,200	99
Las Vegas Sands Corp.	5,663	343
Speedway Motorsports, Inc.	700	14
		836
Household Durables - 0.4%
Lennar Corp., Class A	10,091	480
Lennar Corp., Class B(a)	4,387	167
		647
Household Products - 0.3%
Procter & Gamble Co. (The)	4,500	531

Independent Power and Renewable Electricity Producers - 0.2%
Vistra Energy Corp.	17,780	382

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	4,127	595
Smiths Group plc (United Kingdom)	1,627	32
		627
Insurance - 1.2%
AIA Group Ltd. (Hong Kong)	30,687	314
American International Group, Inc.	13,625	763
Aon plc	2,437	461
Genworth Financial, Inc., Class A*(a)	3,400	14
Health Insurance Innovations, Inc., Class A*	19,680	433
RSA Insurance Group plc (United Kingdom)	17,270	117
		2,102
Interactive Media & Services - 1.1%
Actua Corp.*(b)(c)(f)	6,700	12
Alphabet, Inc., Class A*	631	769
Baidu, Inc., ADR (China)*	330	37
Facebook, Inc., Class A*	4,073	791
Mail.Ru Group Ltd., GDR (Russia)*(d)	1,082	28
Tencent Holdings Ltd. (China)	6,817	318
Yandex NV, Class A (Russia)*	1,185	46
		2,001
Internet & Direct Marketing Retail - 1.6%
Alibaba Group Holding Ltd., ADR (China)*	2,634	456
Alibaba Group Holding Ltd., ADR (China)*	2,266	392
Amazon.com, Inc.*	346	646
ASOS plc (United Kingdom)*	389	12
Booking Holdings, Inc.*	69	130
eBay, Inc.	1,852	76
Expedia Group, Inc.	6,175	820
MercadoLibre, Inc. (Argentina)*	204	127
Shutterfly, Inc.*	5,200	264
zooplus AG (Germany)*	76	10
		2,933
IT Services - 2.0%
Fidelity National Information Services, Inc.	6,037	804
Fiserv, Inc.*	15,903	1,677
PayPal Holdings, Inc.*	1,852	205
SafeCharge International Group Ltd. (United Kingdom)	2,400	13
Total System Services, Inc.	600	81
Visa, Inc., Class A	3,150	561
Wirecard AG (Germany)	1,766	293
		3,634
Life Sciences Tools & Services - 0.6%
Gerresheimer AG (Germany)	6,172	480
Pacific Biosciences of California, Inc.*(a)	37,400	202
Thermo Fisher Scientific, Inc.	1,683	467
		1,149
Machinery - 0.9%
Albany International Corp., Class A	4,065	350
CIRCOR International, Inc.*(a)	3,000	114
Dover Corp.	4,749	460
Milacron Holdings Corp.*	12,500	210
WABCO Holdings, Inc.*	3,800	503
		1,637
Media - 1.2%
Clear Channel Outdoor Holdings, Inc.*	51,816	157
Discovery, Inc., Class C*(a)	3,100	87
Fox Corp., Class B(a)	3,112	116
Gray Television, Inc.*	12,553	223
iHeartMedia, Inc., Class A*	9,237	138
Liberty Global plc, Class C (United Kingdom)*	1,875	49
Loral Space & Communications, Inc.*(a)	10,553	388
Stroeer SE & Co. KGaA (Germany)	5,011	395
Tribune Co. Litigation, Class 1C*(b)(c)(f)	300,000	—
Tribune Media Co., Class A(a)	13,800	641
		2,194
Metals & Mining - 0.1%
Artemis Gold, Inc. (Canada)*(b)(c)(f)	605	—
Pretium Resources, Inc. (Canada)*	15,516	168
		168
Multiline Retail - 0.0%(e)
Hudson’s Bay Co. (Canada)	5,500	41

Multi-Utilities - 0.3%
Ameren Corp.	6,535	495

Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.	17,000	1,252
Cheniere Energy, Inc.*	5,926	386

See Notes to Consolidated Schedule of Investments

Investments	Shares	Value ($000)
Falcon Minerals Corp.(a)	2,000	16
Midstates Petroleum Co., Inc.*	28,579	130
Phillips 66	5,126	526
Williams Cos., Inc. (The)	10,311	254
		2,564
Pharmaceuticals - 0.8%
Allergan plc	3,300	530
Aralez Pharmaceuticals, Inc. (Canada)*(b)(c)(f)	345	—
Bristol-Myers Squibb Co.	8,036	357
Dr Reddy’s Laboratories Ltd., ADR (India)	1,097	40
Elanco Animal Health, Inc.*	12,732	419
Hikma Pharmaceuticals plc (Jordan)	2,765	62
Teva Pharmaceutical Industries Ltd., ADR (Israel)*	599	5
		1,413
Professional Services - 1.6%
Clarivate Analytics plc (Jersey)*	41,767	687
Intertek Group plc (United Kingdom)	1,472	102
Intertrust NV (Netherlands)(d)	43,226	826
TriNet Group, Inc.*	13,217	972
WageWorks, Inc.*	5,600	286
		2,873
Road & Rail - 0.6%
Canadian National Railway Co. (Canada)	4,425	419
CSX Corp.	3,227	227
Genesee & Wyoming, Inc., Class A*	3,200	351
		997
Semiconductors & Semiconductor Equipment - 1.5%
Aquantia Corp.*	13,600	178
Broadcom, Inc.	685	199
Cree, Inc.*	6,165	383
Cypress Semiconductor Corp.	17,400	400
Mellanox Technologies Ltd.*	7,300	822
Versum Materials, Inc.(a)	14,656	762
		2,744
Software - 2.1%
Microsoft Corp.(g)	12,282	1,674
Mitek Systems, Inc.*(a)	2,700	27
PTC, Inc.*	6,025	408
salesforce.com, Inc.*	2,765	427
Tableau Software, Inc., Class A*	7,700	1,306
		3,842
Specialty Retail - 0.2%
Barnes & Noble, Inc.	5,200	34
Pets at Home Group plc (United Kingdom)	34,229	87
Sports Direct International plc (United Kingdom)*	106,020	292
Toys R Us, Inc.*(b)(c)	1,005	27
		440
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	3,525	751
Cray, Inc.*	1,500	52
Samsung Electronics Co. Ltd., GDR (South Korea)(d)	130	124
		927
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd.*	1,612	57
G-III Apparel Group Ltd.*	26,822	769
PVH Corp.	8,922	793
Tapestry, Inc.	2,651	82
		1,701
Tobacco - 0.3%
Philip Morris International, Inc.	7,405	619

Trading Companies & Distributors - 0.3%
Brenntag AG (Germany)	9,559	467

Water Utilities - 0.0%(e)
Connecticut Water Service, Inc.(a)	200	14

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	4,798	382
TOTAL COMMON STOCKS (Cost $56,927)		60,842

	Principal Amount ($)

ASSET-BACKED SECURITIES - 7.7%

ALM XVIII Ltd.,
Series 2016-18A, Class CR, (ICE LIBOR USD 3 Month + 3.00%), 5.30%, 1/15/2028(h)(i)	1,000,000	976
Canyon Capital CLO Ltd.,
Series 2015-1A, Class DR, (ICE LIBOR USD 3 Month + 3.65%), 5.95%, 4/15/2029(h)(i)	2,000,000	2,002
Catamaran CLO Ltd.,
Series 2015-1A, Class DR, (ICE LIBOR USD 3 Month + 2.80%), 5.08%, 4/22/2027(h)(i)	1,000,000	971
Series 2013-1A, Class DR, (ICE LIBOR USD 3 Month + 2.80%), 5.06%, 1/27/2028(h)(i)	1,000,000	978
Series 2016-1A, Class C, (ICE LIBOR USD 3 Month + 3.85%), 6.15%, 1/18/2029(h)(i)	1,000,000	998
CWABS Asset-Backed Certificates Trust,
Series 2005-7, Class AF4, 4.87%, 9/25/2034(j)	32,746	33
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AF6, 4.90%, 11/25/2036(k)	73,228	75
Madison Park Funding XI Ltd.,
Series 2013-11A, Class DR, (ICE LIBOR USD 3 Month + 3.25%), 5.51%, 7/23/2029(h)(i)	1,000,000	993
Mountain View CLO LLC,
Series 2017-1A, Class D, (ICE LIBOR USD 3 Month + 3.60%), 5.92%, 10/16/2029(h)(i)	1,000,000	986

See Notes to Consolidated Schedule of Investments

Investments	Principal Amount ($)	Value ($000)
New Residential Mortgage LLC,
Series 2018-FNT2, Class D, 4.92%, 7/25/2054(h)	914,484	936
Octagon Investment Partners XIV Ltd.,
Series 2012-1A, Class CR, (ICE LIBOR USD 3 Month + 4.00%), 6.30%, 7/15/2029(h)(i)	1,000,000	999
OFSI Fund V Ltd.,
Series 2013-5A, Class B2L, (ICE LIBOR USD 3 Month + 5.25%), 7.55%, 4/17/2025(h)(i)	1,000,000	1,000
TICP CLO II-2 Ltd.,
Series 2018-IIA, Class C, (ICE LIBOR USD 3 Month + 2.95%, 2.95% Floor), 5.23%, 4/20/2028(h)(i)	1,000,000	970
TICP CLO VI Ltd.,
Series 2016-6A, Class DR, (ICE LIBOR USD 3 Month + 3.30%, 3.30% Floor), 5.60%, 1/15/2029(h)(i)	1,000,000	995
WhiteHorse X Ltd.,
Series 2015-10A, Class DR, (ICE LIBOR USD 3 Month + 3.00%, 3.00% Floor), 5.30%, 4/17/2027(h)(i)	1,000,000	979
TOTAL ASSET-BACKED SECURITIES (Cost $14,040)		13,891

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.0%

CHC Commercial Mortgage Trust,
Series 2019-CHC, Class E, (ICE LIBOR USD 1 Month + 2.35%, 2.35% Floor), 4.75%, 6/15/2034(h)(i)	1,000,000	1,002
CHT Mortgage Trust,
Series 2017-CSMO, Class F, (ICE LIBOR USD 1 Month + 3.74%, 3.40% Floor), 6.07%, 11/15/2036(h)(i)	1,000,000	1,002
CORE Mortgage Trust,
Series 2019-CORE, Class F, (ICE LIBOR USD 1 Month + 2.35%, 2.35% Floor), 4.68%, 12/15/2031(h)(i)	1,100,000	1,105
Hilton Orlando Trust,
Series 2018-ORL, Class E, (ICE LIBOR USD 1 Month + 2.65%), 4.97%, 12/15/2034(h)(i)	1,500,000	1,509
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-PHH, Class E, (ICE LIBOR USD 1 Month + 2.41%, 2.26% Floor), 4.74%, 6/15/2035(h)(i)	2,000,000	2,016
Series 2018-MINN, Class E, (ICE LIBOR USD 1 Month + 2.75%, 2.75% Floor), 4.89%, 11/15/2035(h)(i)	1,000,000	1,000
Lone Star Portfolio Trust,
Series 2015-LSP, Class E, (ICE LIBOR USD 1 Month + 5.85%, 5.60% Floor), 8.17%, 9/15/2028(h)(i)	1,194,511	1,206
Morgan Stanley Capital I Trust,
Series 2017-JWDR, Class E, (ICE LIBOR USD 1 Month + 3.05%, 3.05% Floor), 5.38%, 11/15/2034(h)(i)	1,000,000	1,004
Palisades Center Trust,
Series 2016-PLSD, Class D, 4.74%, 4/13/2033(b)(h)	1,000,000	954
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,844)		10,798

LOAN ASSIGNMENTS - 5.2%

Aerospace & Defense - 0.1%
Maxar Technologies Ltd., Term Loan,
(ICE LIBOR USD 1 Month + 2.75%), 4.99%, 10/4/2024(i)	205,955	186

Automobiles - 0.1%
Panther BF, Term Loan B,
(ICE LIBOR USD 1 Month + 3.50%), 5.73%, 3/18/2026(i)	244,000	244

Capital Markets - 0.3%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan,
(ICE LIBOR USD 1 Month + 5.00%), 7.24%, 2/6/2026(i)	224,000	226
Financial & Risk US Holdings, Inc., Term Loan,
(ICE LIBOR USD 1 Month + 3.75%), 5.98%, 10/1/2025(i)	278,455	278
Millennium Trust Co., Term Loan,
(ICE LIBOR USD 1 Month + 5.00%), 7.23%, 3/27/2026(i)	78,803	77
		581
Chemicals - 0.1%
Unifrax, 2nd Lien Term Loan,
(ICE LIBOR USD 3 Month + 8.50%), 10.93%, 11/5/2026(b)(i)	92,000	88
Unifrax, Term Loan,

See Notes to Consolidated Schedule of Investments

Investments	Principal Amount ($)	Value ($000)
(ICE LIBOR USD 3 Month + 3.75%), 6.08%, 11/5/2025(i)	95,520	92
		180
Commercial Services & Supplies - 0.3%
Ensemble Health Partners, Term Loan,
7/24/2026(l)(m)	10,000	10
PSC Industrial Holdings Corp., 2nd Lien Term Loan,
(ICE LIBOR USD 1 Month + 8.50%), 10.83%, 10/11/2025(b)(c)(i)	218,000	209
Southern Graphics, Inc., 1st Lien Term Loan,
(ICE LIBOR USD 1 Month + 3.25%), 5.48%, 12/31/2022(i)	467,816	377
		596
Communications Equipment - 0.2%
4L Holdings Corp., Term Loan B,
(ICE LIBOR USD 1 Month + 4.50%), 6.73%, 5/8/2020(i)	257,743	152
MLN US Holdco LLC, Term Loan,
(ICE LIBOR USD 1 Month + 4.50%), 11/30/2025(l)(m)	109,832	107
Riverbed Technology, Inc., Term Loan B,
(ICE LIBOR USD 1 Month + 3.25%), 5.49%, 4/24/2022(i)	163,841	138
		397
Construction & Engineering - 0.0%(e)
Pike Corp., Term Loan,
(ICE LIBOR USD 6 Month + 3.25%), 5.52%, 7/24/2026(i)	30,000	30

Containers & Packaging - 0.1%
Pregis Topco Corp., Term Loan,
7/31/2026(l)(m)	82,000	82
Sunshine Luxembourg VII SARL, Term Loan,
7/17/2026(l)(m)	87,000	87
		169
Diversified Consumer Services - 0.1%
Cambium Learning Group, Term Loan,
(ICE LIBOR USD 1 Month + 4.50%), 6.73%, 11/20/2026(c)(i)	171,088	169

Diversified Financial Services - 0.2%
Intelsat Jackson Holdings SA, Term Loan (Luxembourg),
(ICE LIBOR USD 1 Month + 3.75%), 5.99%, 11/27/2023(i)	68,000	68
Travelport Finance Luxembourg SARL, 1st Lien Term Loan,
(ICE LIBOR USD 6 Month + 5.00%), 7.54%, 3/18/2026(i)	227,000	220
		288
Diversified Telecommunication Services - 0.4%
Frontier Communications Corp., Term Loan B,
(ICE LIBOR USD 1 Month + 3.75%), 5.99%, 6/15/2024(i)	344,122	340
US TelePacific Corp., Term Loan,
(ICE LIBOR USD 3 Month + 5.00%), 7.33%, 5/2/2023(i)	350,667	331
		671
Electric Utilities - 0.4%
Sandy Creek Energy Associates LP, Term Loan B,
(ICE LIBOR USD 3 Month + 4.00%), 6.33%, 11/9/2020(i)	791,766	713

Energy Equipment & Services - 0.2%
Seadrill Operating LP, Term Loan B,
(ICE LIBOR USD 3 Month + 6.00%), 8.33%, 2/21/2021(i)	682,221	446

Entertainment - 0.0%(e)
Global Eagle Entertainment, Inc., Term Loan,
(ICE LIBOR USD 6 Month + 7.50%),1/6/2023(l)(m)	29,000	27

Food & Staples Retailing - 0.1%
United Natural Foods, Inc., Term Loan B,
(ICE LIBOR USD 1 Month + 4.25%), 6.48%, 10/22/2025(i)	182,085	153

Health Care Equipment & Supplies - 0.1%
Lifescan Global Corp., Term Loan,
(ICE LIBOR USD 6 Month + 6.00%), 8.66%, 10/1/2024(i)	136,809	130

Health Care Providers & Services - 0.3%
PharMerica Corp., 1st Lien Term Loan,
(ICE LIBOR USD 1 Month + 4.50%), 6.88%, 3/5/2026(i)	247,000	248
Regionalcare Hospital, Term Loan B,
(ICE LIBOR USD 1 Month + 4.50%), 6.77%, 11/16/2025(i)	274,196	276
		524

See Notes to Consolidated Schedule of Investments

Investments	Principal Amount ($)	Value ($000)
Health Care Technology - 0.2%
athenahealth, Inc., Term Loan B,
(ICE LIBOR USD 3 Month + 4.50%), 7.05%, 2/5/2026(i)	337,155	338

Hotels, Restaurants & Leisure - 0.0%(e)
PFC Acquisition Corp., Term Loan,
(ICE LIBOR USD 3 Month + 6.50%), 8.70%, 3/1/2026(i)	26,933	26
Whataburger, Term Loan B,
7/17/2026(l)(m)	17,000	17
		43
Household Durables - 0.1%
Traeger Pellet Grills LLC, 2nd Lien Term Loan,
(ICE LIBOR USD 3 Month + 8.50%), 10.83%, 9/25/2025(b)(i)	114,000	106

Insurance - 0.4%
AmTrust Financial Services, Inc., 2nd Lien Term Loan,
(ICE LIBOR USD 1 Month + 8.50%), 10.73%, 3/2/2026(b)(i)	222,000	218
Confie Seguros Holding II Co., Term Loan B,
(ICE LIBOR USD 3 Month + 4.75%), 7.08%, 4/19/2022(i)	286,491	280
Confie Seguros Holding, Term Loan,
(ICE LIBOR USD 3 Month + 8.50%), 11.02%, 12/30/2024(b)(i)	159,000	152
		650
IT Services - 0.1%
Converge One Holdings, Term Loan,
(ICE LIBOR USD 1 Month + 5.00%), 7.23%, 1/4/2026(i)	150,623	140

Leisure Products - 0.2%
Champ Acquisition Corp., Term Loan,
(ICE LIBOR USD 3 Month + 5.50%), 7.83%, 12/17/2025(i)	95,286	95
Pure Fishing, Inc., 1st Lien Term Loan,
(ICE LIBOR USD 3 Month + 4.50%), 6.83%, 12/22/2025(i)	202,493	190
Recess Holdings, Inc., 2nd Lien Term Loan,
(ICE LIBOR USD 3 Month + 7.75%), 10.08%, 9/29/2025(b)(c)(i)	157,000	150
		435
Media - 0.3%
MediArena Acquisition BV, Term Loan B,
(ICE LIBOR USD 3 Month + 5.75%), 8.07%, 8/13/2021(i)	317,595	315
Univision Communications, Inc., Term Loan,
(ICE LIBOR USD 1 Month + 2.75%), 4.98%, 3/15/2024(i)	325,977	319
		634
Oil, Gas & Consumable Fuels - 0.7%
Southcross Energy Partners LP, 1st Lien Term Loan B,
(ICE LIBOR USD 3 Month + 5.25%), 10.75%, 8/4/2021(b)(i)	808,335	604
Southcross Energy Partners LP, DIP New Money Term Loan,
(ICE LIBOR USD 1 Month + 10.00%), 12.38%, 10/1/2019(b)(i)	87,589	88
Southcross Energy Partners LP, Term Loan,
(ICE LIBOR USD 1 Month + 5.25%), 10.75%, 10/1/2019(b)(i)	300,094	284
(ICE LIBOR USD 6 Month + 9.00%), 14.50%, 10/1/2019(b)(i)	161,937	163
(ICE LIBOR USD 6 Month + 10.00%), 12.39%, 10/1/2019(i)	88,329	89
		1,228
Real Estate Management & Development - 0.0%(e)
Toys R Us Property Co. I LLC, Term Loan,
(ICE LIBOR USD 1 Month + 5.00%), 7.49%, 8/21/2019(b)(i)	4,840	4

Software - 0.2%
McAfee LLC, Term Loan,
(ICE LIBOR USD 1 Month + 3.75%), 5.99%, 9/30/2024(i)	337,135	337

Water Utilities - 0.0%(e)
Innovative Water Care, 1st Lien Term Loan,
(ICE LIBOR USD 3 Month + 5.00%), 7.33%, 12/30/2024(i)	67,830	64

TOTAL LOAN ASSIGNMENTS (Cost $9,958)		9,483

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2%

Alternative Loan Trust,
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	809,395	795
Chase Mortgage Finance Trust,
Series 2007-A2, Class 3A2, 4.91%, 7/25/2037(j)	188,327	181
Citicorp Mortgage Securities Trust,
Series 2006-3, Class 1A10, 6.25%, 6/25/2036	1,215,295	1,263

See Notes to Consolidated Schedule of Investments

Investments	Principal Amount ($)	Value ($000)
Connecticut Avenue Securities Trust,
Series 2019-R02, Class 1M2, (ICE LIBOR USD 1 Month + 2.30%, 2.30% Floor), 4.57%, 8/25/2031(h)(i)	1,000,000	1,008
FHLMC STACR Trust,
Series 2019-DNA2, Class M2, (ICE LIBOR USD 1 Month + 2.45%), 4.72%, 3/25/2049(h)(i)	1,000,000	1,012
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DN1, Class M3, (ICE LIBOR USD 1 Month + 4.15%), 6.42%, 1/25/2025(i)	665,822	696
FNMA Connecticut Avenue Securities,
Series 2016-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%, 4.45% Floor), 6.72%, 1/25/2029(i)	972,067	1,034
MASTR Alternative Loan Trust,
Series 2004-10, Class 4A1, 6.00%, 9/25/2019	23,440	24
RFMSI Series Trust,
Series 2006-S12, Class 3A4, 5.75%, 12/25/2036	975,798	974
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-S1, Class 1A11, 5.50%, 3/25/2034	74,919	76
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	329,853	335
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-14, Class 1A1, 6.00%, 10/25/2037	305,397	304
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,692)		7,702

CORPORATE BONDS - 2.3%

Diversified Telecommunication Services - 0.8%
Frontier Communications Corp.,
9.00%, 8/15/2031	232,000	126
Intelsat Jackson Holdings SA (Luxembourg),
9.75%, 7/15/2025(h)	1,004,000	1,039
Intelsat Luxembourg SA (Luxembourg),
8.13%, 6/1/2023	339,000	274
		1,439
Electric Utilities - 0.4%
Pacific Gas & Electric Co.,
4.25%, 8/1/2023(h)(n)	218,000	224
6.05%, 3/1/2034(n)	221,000	254
4.45%, 4/15/2042(n)	273,000	273
		751
Energy Equipment & Services - 0.1%
McDermott Technology Americas, Inc.,
10.63%, 5/1/2024(h)	133,000	109

Equity Real Estate Investment Trusts (REITs) - 0.2%
Uniti Group LP,
6.00%, 4/15/2023(h)	385,000	366

Health Care Providers & Services - 0.2%
Community Health Systems, Inc.,
6.25%, 3/31/2023	351,000	336

Independent Power and Renewable Electricity Producers - 0.0%
GenOn Energy, Inc. Escrow,
9.50%, 10/15/2018(b)(c)(f)(n)	354,000	—
9.88%, 10/15/2020(b)(c)(f)(n)	1,655,000	—
		—
Marine - 0.1%
Navios Maritime Holdings, Inc. (Greece),
11.25%, 8/15/2022(h)	303,000	227

Media - 0.0%
iHeartCommunications, Inc. Escrow,
9.00%, 12/15/2019(b)(c)(f)(n)	865,000	—

Oil, Gas & Consumable Fuels - 0.3%
Denbury Resources, Inc.,
9.00%, 5/15/2021(h)	144,000	136
9.25%, 3/31/2022(h)	412,000	361
Halcon Resources Corp.,
6.75%, 2/15/2025	192,000	33
Midstates Petroleum Co., Inc. Escrow,
10.00%, 6/1/2020(b)(c)(f)(n)	1,848,000	—
		530
Personal Products - 0.1%
Revlon Consumer Products Corp.,
5.75%, 2/15/2021(k)	131,000	122

Specialty Retail - 0.1%
Staples, Inc.,
7.50%, 4/15/2026(h)	279,000	285
TOTAL CORPORATE BONDS (Cost $4,231)		4,165

CONVERTIBLE BONDS - 0.7%

Diversified Telecommunication Services - 0.1%
Inmarsat plc (United Kingdom),
3.88%, 9/9/2023(d)	200,000	294

Media - 0.5%
DISH Network Corp.,
3.38%, 8/15/2026	919,000	842

See Notes to Consolidated Schedule of Investments

Investments	Principal Amount ($)	Value ($000)
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp.,
5.50%, 9/15/2026(k)	318,000	227

TOTAL CONVERTIBLE BONDS (Cost $1,503)		1,363

	Shares

MASTER LIMITED PARTNERSHIPS - 0.6%

Capital Markets - 0.6%
Blackstone Group, Inc. (The) Class A,	9,025	433
Oaktree Capital Group LLC	11,900	603
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $939)		1,036

CLOSED END FUNDS - 0.5%

Internet & Direct Marketing Retail - 0.5%
Altaba, Inc.*(a)
(Cost $547)	12,700	895

Principal Amount ($)

U.S. TREASURY OBLIGATIONS - 0.1%

U.S. Treasury Bonds,
3.00%, 2/15/2047
(Cost $193)	185,000	203

	No. of Rights

RIGHTS - 0.1%

Biotechnology - 0.1%
Ambit Biosciences Corp. (Daiichi Sankyo Co. Ltd.), CVR*(b)(c)(f)	70,000	142
Clementia Pharmaceuticals, Inc., CVR (Canada)*(b)(c)(f)	3,200	4
Tobira Therapeutics, Inc., CVR*(b)(c)(f)	6,900	—
		146
Food Products - 0.0%(e)
Schulman, Inc., CVR*(b)(c)(f)	9,200	5

Media - 0.0%
Media General, Inc., CVR*(b)(c)(f)	76,116	—

Metals & Mining - 0.0%(e)
Pan American Silver Corp. (Canada)*(b)(c)	28,600	13

Pharmaceuticals - 0.0%(e)
Elanco Animal Health, Inc., CVR*(b)(c)(f)	15,100	1
Omthera Pharmaceuticals, Inc. (AstraZeneca plc), CVR (United Kingdom)*(b)(c)(f)	100	—
		1
TOTAL RIGHTS (Cost $23)		165

Shares

PREFERRED STOCKS - 0.0%(e)

Diversified Telecommunication Services - 0.0%(e)
GCI Liberty, Inc., Series A, 7.00%, 3/10/2039(a)(o)
(Cost $36)	1,860	49

	No. of Warrants

WARRANTS - 0.0%(e)

Capital Markets - 0.0%(e)
FinTech Acquisition Corp. III, expiring 12/1/2023*(b)(c)(f)	1,712	15
Forum Merger II Corp., expiring 9/30/2025*(a)	9,700	6
J2 Acquisition Ltd., expiring 9/7/2027*(b)	9,800	2
Nebula Acquisition Corp., expiring 1/12/2023*(a)	2,366	2
Trinity Merger Corp., expiring 5/31/2023*(a)	10,800	3
VectoIQ Acquisition Corp., expiring 6/11/2023*(a)	6,400	3
		31
Energy Equipment & Services - 0.0%(e)
US Well Services, Inc., expiring 11/9/2023*	21,837	7

Thrifts & Mortgage Finance - 0.0%(e)
Ditech Holding Corp., expiring 2/9/2028*	2,369	—
Ditech Holding Corp., expiring 2/9/2028*(b)	1,500	—

TOTAL WARRANTS (Cost $5)		38

	Shares

SHORT-TERM INVESTMENTS - 35.6%

INVESTMENT COMPANIES - 35.6%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 1.99%(g)(p) (Cost $64,436)	64,436,017	64,436
TOTAL OPTIONS PURCHASED 0.0%(e)(q) (Cost $51)		37
TOTAL LONG POSITIONS (Cost $171,425)		175,103

See Notes to Consolidated Schedule of Investments

Investments	Shares	Value ($000)

SHORT POSITIONS - (12.2)%(r)

COMMON STOCKS - (10.2)%

Aerospace & Defense - (0.1)%
HEICO Corp.	(1,800)	(246)

Automobiles - (0.3)%
Tesla, Inc.*	(1,850)	(447)

Banks - (2.8)%
Banco Bilbao Vizcaya Argentaria SA (Spain)	(71,220)	(363)
Banco Santander SA (Spain)	(88,690)	(378)
Barclays plc (United Kingdom)	(171,255)	(320)
BB&T Corp.	(6,478)	(334)
Canadian Imperial Bank of Commerce (Canada)	(6,350)	(500)
First Merchants Corp.	(1,184)	(47)
Laurentian Bank of Canada (Canada)	(7,865)	(271)
Lloyds Banking Group plc (United Kingdom)	(377,525)	(244)
Prosperity Bancshares, Inc.	(951)	(66)
Royal Bank of Canada (Canada)	(6,915)	(546)
Royal Bank of Scotland Group plc (United Kingdom)	(171,620)	(452)
Societe Generale SA (France)	(17,965)	(440)
Standard Chartered plc (United Kingdom)	(38,900)	(320)
Swedbank AB, Class A (Sweden)	(26,758)	(364)
Wells Fargo & Co.	(7,345)	(356)
		(5,001)
Biotechnology - (0.4)%
AbbVie, Inc.	(3,205)	(213)
Amgen, Inc.	(2,250)	(420)
		(633)
Building Products - (0.3)%
Trex Co., Inc.*	(6,725)	(550)

Capital Markets - (0.5)%
Bank of New York Mellon Corp. (The)	(4,450)	(209)
Brookfield Asset Management, Inc., Class A (Canada)	(6,401)	(314)
Deutsche Bank AG (Registered) (Germany)	(56,450)	(436)
		(959)
Chemicals - (0.2)%
International Flavors & Fragrances, Inc.	(2,137)	(308)

Diversified Consumer Services - (0.3)%
Adtalem Global Education, Inc.*	(11,780)	(558)

Diversified Telecommunication Services - (0.0)%(e)
Inmarsat plc (United Kingdom)	(3,731)	(26)

Electrical Equipment - (0.3)%
Acuity Brands, Inc.	(3,655)	(490)

Electronic Equipment, Instruments & Components - (0.0)%(e)
II-VI, Inc.*	(954)	(38)

Equity Real Estate Investment Trusts (REITs) - (0.2)%
Simon Property Group, Inc.	(1,805)	(293)

Health Care Equipment & Supplies - (0.2)%
Align Technology, Inc.*	(590)	(123)
Penumbra, Inc.*	(1,375)	(231)
		(354)
Health Care Providers & Services - (0.1)%
Centene Corp.*	(4,732)	(246)

Household Durables - (0.1)%
Lennar Corp., Class A	(3,503)	(167)

Household Products - (0.1)%
Clorox Co. (The)	(1,600)	(260)

Industrial Conglomerates - (0.2)%
3M Co.	(2,390)	(417)

Insurance - (0.2)%
Trupanion, Inc.*	(11,545)	(371)

Interactive Media & Services - (0.2)%
Zillow Group, Inc., Class C*	(8,500)	(425)

Internet & Direct Marketing Retail - (0.1)%
Alibaba Group Holding Ltd., ADR (China)*	(782)	(135)

IT Services - (1.3)%
Fidelity National Information Services, Inc.	(6,040)	(805)
Fiserv, Inc.*	(9,781)	(1,031)
Global Payments, Inc.	(486)	(82)
Western Union Co. (The)	(21,670)	(455)
		(2,373)
Machinery - (0.0)%(e)
Hillenbrand, Inc.	(1,771)	(60)

Media - (0.3)%
Discovery, Inc., Class A*	(2,132)	(64)
DISH Network Corp., Class A*	(4,935)	(167)
Omnicom Group, Inc.	(4,360)	(350)
		(581)
Multiline Retail - (0.4)%
Canadian Tire Corp. Ltd., Class A (Canada)	(5,870)	(641)

Oil, Gas & Consumable Fuels - (0.1)%
Chesapeake Energy Corp.*	(12,997)	(23)
Occidental Petroleum Corp.	(3,812)	(196)
		(219)
Pharmaceuticals - (0.3)%
Bristol-Myers Squibb Co.	(8,986)	(399)
Elanco Animal Health, Inc.*	(2,203)	(73)
		(472)
Software - (0.7)%
salesforce.com, Inc.*	(8,497)	(1,313)

Thrifts & Mortgage Finance - (0.2)%
Genworth MI Canada, Inc. (Canada)	(10,785)	(398)

Trading Companies & Distributors - (0.3)%
WW Grainger, Inc.	(1,855)	(540)
TOTAL COMMON STOCKS (Proceeds $(18,149))		(18,521)

See Notes to Consolidated Schedule of Investments

Investments	Principal Amount ($)	Value ($000)

CORPORATE BONDS - (1.5)%

Chemicals - (0.2)%
Huntsman International LLC,
4.50%, 5/1/2029	(406,000)	(419)

Containers & Packaging - (0.1)%
Plastipak Holdings, Inc.,
6.25%, 10/15/2025(h)	(225,000)	(204)

Diversified Financial Services - (0.1)%
Refinitiv US Holdings, Inc.,
8.25%, 11/15/2026(h)	(116,000)	(129)

Diversified Telecommunication Services - (0.2)%
Frontier Communications Corp.,
10.50%, 9/15/2022	(433,000)	(275)

Equity Real Estate Investment Trusts (REITs) - (0.1)%
CBL & Associates LP,
5.25%, 12/1/2023	(159,000)	(118)
5.95%, 12/15/2026	(131,000)	(94)
		(212)
Health Care Providers & Services - (0.2)%
Community Health Systems, Inc.,
5.13%, 8/1/2021	(351,000)	(350)

Interactive Media & Services - (0.1)%
Rackspace Hosting, Inc.,
8.63%, 11/15/2024(h)	(168,000)	(155)

Media - (0.4)%
AMC Networks, Inc.,
4.75%, 8/1/2025	(326,000)	(334)
Diamond Sports Group LLC,
6.63%, 8/15/2027(h)	(461,000)	(475)
		(809)
Real Estate Management & Development - (0.0)%(e)
Realogy Group LLC,
4.88%, 6/1/2023(h)	(70,000)	(60)

Specialty Retail - (0.1)%
Staples, Inc.,
10.75%, 4/15/2027(h)	(155,000)	(161)
TOTAL CORPORATE BONDS (Proceeds $(2,853))		(2,774)

U.S. TREASURY OBLIGATIONS - (0.3)%

U.S. Treasury Bonds,
3.38%, 11/15/2048	(175,000)	(206)
U.S. Treasury Notes,
2.63%, 2/15/2029	(291,000)	(306)
TOTAL U.S. TREASURY OBLIGATIONS (Proceeds $(486))		(512)

	Shares

EXCHANGE TRADED FUNDS - (0.2)%

SPDR S&P Oil & Gas Exploration & Production ETF (Proceeds$(485))	(12,326)	(309)

TOTAL SHORT POSITIONS (Proceeds $(21,973))		(22,116)

Total Investments - 84.4% (Cost $149,452)		152,987
Other Assets Less Liabilities - 15.6%(s)		28,197
Net Assets - 100.0%		181,184

*	Non-income producing security.
(a)	All or a portion of this security is pledged with the custodian for securities sold short and/or options written.
(b)	Illiquid security.
(c)	Value determined using significant unobservable inputs.
(d)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. At July 31, 2019, the total value of these securities amounted to approximately $1,488,000, which represents 0.8% of net assets of the Fund.

(e)	Represents less than 0.05% of net assets of the Fund.
(f)

Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2019 amounted to approximately $179,000, which represents 0.1% of net assets of the Fund.

(g)

All or a portion of this security is segregated in connection with obligations for delayed delivery securities, futures, swaps, options written, and/or forward foreign currency contracts with a total value of approximately $65,678,000.

(h)

Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2019, these securities amounted to approximately $29,348,000 of long positions and $(1,184,000) of short positions, which represents 16.2% and (0.7%) respectively, of net assets of the Fund. Securities denoted with “(h)” but without “(b)” have been deemed by the investment manager to be liquid.

(i)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2019 and changes periodically.
(j)

Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.

(k)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2019.

See Notes to Consolidated Schedule of Investments

(l)	All or a portion of this security was purchased on a delayed delivery basis.
(m)	All or a portion of this security had not settled as of July 31, 2019 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(n)	Defaulted security.
(o)	Perpetual security. The rate reflected was the rate in effect on July 31, 2019. The maturity date reflects the next call date.
(p)	Represents 7-day effective yield as of July 31, 2019.
(q)	See “Purchased option contracts” under Derivative Instruments.
(r)	At July 31, 2019, the Fund had approximately $22,266,000 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(s)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2019.

Abbreviations

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligations
CVR	Contingent Value Rights
DIP	Debtor-in-Possession
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
SA	Société Anonyme
SpA	Società per Azioni
SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

See Notes to Consolidated Schedule of Investments

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2019, open positions in futures for the Fund were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
Amsterdam Exchange Index	3	8/2019	$377,810	$(662)
Brent Crude Oil	1	8/2019	65,050	(111)
CAC 40 10 Euro Index	9	8/2019	549,808	(5,197)
Hang Seng Index	1	8/2019	177,290	(3,765)
HSCEI	1	8/2019	68,196	(1,599)
MSCI Singapore Index	2	8/2019	54,530	(876)
MSCI Taiwan Index	7	8/2019	278,810	(2,947)
OMXS30 Index	5	8/2019	82,779	(1,308)
RBOB Gasoline	1	8/2019	78,238	2,396
SGX FTSE China A50 Index	6	8/2019	81,750	(96)
SGX NIFTY 50 Index	1	8/2019	22,242	(557)
WTI Crude Oil	1	8/2019	58,580	(1,982)
Australia 10 Year Bond	8	9/2019	794,479	16,526
Australia 3 Year Bond	31	9/2019	2,447,432	11,702
Brent Crude Oil	1	9/2019	64,550	(981)
Canada 10 Year Bond	1	9/2019	107,827	293
Canada 10 Year Bond	20	9/2019	2,156,539	(7,586)
Cocoa	5	9/2019	117,250	(7,703)
Corn	4	9/2019	80,050	(8,885)
DAX Index	1	9/2019	337,206	(1,646)
EURO STOXX 50 Index	25	9/2019	958,109	(9,751)
Euro-Bobl	48	9/2019	7,173,360	33,400
Euro-BTP	1	9/2019	154,770	3,357
Euro-BTP	5	9/2019	773,848	30,142
Euro-Bund	1	9/2019	193,802	786
Euro-Bund	19	9/2019	3,682,247	64,145
Euro-Buxl	3	9/2019	694,023	45,382
Euro-OAT	2	9/2019	370,247	2,087
Euro-OAT	8	9/2019	1,480,989	37,744
Euro-Schatz	85	9/2019	10,569,221	11,205
Foreign Exchange USD/NOK	1	9/2019	99,741	2,505
Foreign Exchange USD/SEK	1	9/2019	99,746	2,685
FTSE 100 Index	8	9/2019	733,114	(722)
Long Gilt	1	9/2019	161,535	1,494
Long Gilt	18	9/2019	2,907,622	59,067
NASDAQ 100 E-Mini Index	1	9/2019	157,335	2,318
Nikkei 225 Index	1	9/2019	19,809	119
Palladium	3	9/2019	457,320	27,387
Silver	5	9/2019	410,125	4,615
SPI 200 Index	4	9/2019	461,735	10,160
U.S. Treasury 2 Year Note	27	9/2019	5,788,969	(13,758)
U.S. Treasury 5 Year Note	24	9/2019	2,821,313	(3,560)
U.S. Treasury 10 Year Note	18	9/2019	2,293,594	4,836
U.S. Treasury Long Bond	8	9/2019	1,244,750	16,208
U.S. Treasury Ultra Bond	5	9/2019	887,813	23,893
Brent Crude Oil	1	10/2019	64,080	1,329
Platinum	2	10/2019	87,890	1,048
Rapeseed	11	10/2019	228,775	(1,129)
WTI Crude Oil	1	11/2019	58,500	1,318
100 oz Gold	13	12/2019	1,869,140	(2,836)
Low Sulphur Gasoil	1	12/2019	59,925	1,349
3 Month Canadian Bankers Acceptance	17	3/2020	3,158,679	(4,032)
3 Month Sterling	150	3/2020	22,666,203	13,711
3 Month Canadian Bankers Acceptance	19	6/2020	3,532,448	(5,162)
3 Month Euro Euribor	37	6/2020	10,296,069	3,372
3 Month Sterling	150	6/2020	22,676,464	23,936
3 Month Euro Euribor	29	12/2020	8,070,293	4,952
3 Month Eurodollar	44	12/2020	10,809,700	(11,340)
3 Month Sterling	114	12/2020	17,231,513	21,182

See Notes to Consolidated Schedule of Investments

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3 Month Eurodollar	41	6/2021	$10,077,800	$(6,885)
3 Month Sterling	117	6/2021	17,688,531	21,808
3 Month Euro Euribor	27	12/2021	7,508,117	7,335
3 Month Eurodollar	52	12/2021	12,779,000	(3,929)
3 Month Sterling	77	12/2021	11,637,073	19,995
3 Month Eurodollar	60	12/2022	14,737,500	5,056
Total Long Contracts			$227,833,253	$431,838

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short Contracts
Natural Gas	(21)	8/2019	$(468,930)	$(772)
CBOE Volatility Index	(6)	9/2019	(103,050)	(6,716)
Copper	(3)	9/2019	(199,950)	2,507
EURO STOXX 50 Index	(43)	9/2019	(1,647,947)	(10,528)
FCOJ-A	(1)	9/2019	(15,517)	(48)
Foreign Exchange AUD/USD	(40)	9/2019	(2,740,400)	41,666
Foreign Exchange CAD/USD	(6)	9/2019	(455,130)	(2,683)
Foreign Exchange CHF/USD	(1)	9/2019	(126,350)	779
Foreign Exchange EUR/USD	(126)	9/2019	(17,525,812)	436,465
Foreign Exchange GBP/USD	(6)	9/2019	(457,050)	15,913
Foreign Exchange JPY/USD	(1)	9/2019	(115,294)	754
Foreign Exchange MXN/USD	(12)	9/2019	(311,160)	(2,542)
Foreign Exchange NZD/USD	(1)	9/2019	(65,650)	288
Foreign Exchange ZAR/USD	(8)	9/2019	(277,400)	(8,017)
Japan 10 Year Bond	(2)	9/2019	(2,827,466)	(6,916)
KC HRW Wheat	(2)	9/2019	(42,275)	1,407
Robusta Coffee	(10)	9/2019	(133,800)	9,840
S&P 500 E-Mini Index	(9)	9/2019	(1,342,035)	(25,267)
Sugar No. 11	(13)	9/2019	(177,778)	(3,641)
U.S. Treasury 10 Year Note	(3)	9/2019	(382,266)	227
Lean Hogs	(1)	10/2019	(28,400)	1,129
Live Cattle	(1)	10/2019	(43,060)	357
Canola	(17)	11/2019	(114,252)	3,949
Soybean	(4)	11/2019	(176,300)	3,852
Cotton No. 2	(5)	12/2019	(159,600)	6,807
Milling Wheat No. 2	(2)	12/2019	(19,898)	(18)
Soybean Meal	(8)	12/2019	(244,320)	5,482
Soybean Oil	(6)	12/2019	(101,628)	516
Total Short Contracts			$(30,302,718)	$464,790
Total Futures				$896,628

At July 31, 2019, the Fund had $681,132 deposited in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts (“forward contracts”)

At July 31, 2019, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	3,011,122	EUR	2,675,000	JPMorgan Chase Bank, NA	8/23/2019	$44,661
USD	771,898	GBP	620,000	JPMorgan Chase Bank, NA	8/23/2019	17,102
USD	697,278	HKD	5,445,000	JPMorgan Chase Bank, NA	8/23/2019	1,504
CAD	4,480,000	USD	3,379,304	JPMorgan Chase Bank, NA	9/11/2019	17,905
USD	1,068,904	CAD	1,400,000	JPMorgan Chase Bank, NA	9/11/2019	7,276
USD	1,079,288	EUR	951,000	JPMorgan Chase Bank, NA	9/11/2019	23,002
USD	266,066	GBP	212,000	JPMorgan Chase Bank, NA	9/11/2019	7,724
AUD	230,000	JPY	17,061,693	Societe Generale	9/18/2019	147
BRL**	1,710,000	USD	441,627	Societe Generale	9/18/2019	4,815
CAD	500,000	USD	377,591	Societe Generale	9/18/2019	1,605
EUR	1,204,975	PLN	5,160,000	Societe Generale	9/18/2019	6,236
EUR	30,000	TRY	189,189	Societe Generale	9/18/2019	80
GBP	40,000	USD	48,744	Societe Generale	9/18/2019	16

See Notes to Consolidated Schedule of Investments

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
ILS	5,290,000	USD	1,491,564	Societe Generale	9/18/2019	$19,300
INR**	151,830,000	USD	2,166,852	Societe Generale	9/18/2019	17,408
JPY	351,307,315	AUD	4,680,000	Societe Generale	9/18/2019	35,203
MXN	8,400,000	USD	432,091	Societe Generale	9/18/2019	2,743
NZD	60,000	USD	39,192	Societe Generale	9/18/2019	244
PHP**	79,490,000	USD	1,530,049	Societe Generale	9/18/2019	27,520
THB	28,960,000	USD	933,396	Societe Generale	9/18/2019	9,328
TRY	4,179,410	EUR	620,000	Societe Generale	9/18/2019	45,722
TRY	2,390,000	USD	405,781	Societe Generale	9/18/2019	14,387
USD	4,465,117	AUD	6,420,000	Societe Generale	9/18/2019	67,471
USD	187,144	BRL**	710,000	Societe Generale	9/18/2019	1,780
USD	1,462,599	CAD	1,920,000	Societe Generale	9/18/2019	6,483
USD	2,276,401	CHF	2,240,000	Societe Generale	9/18/2019	13,802
USD	5,596,603	EUR	4,950,000	Societe Generale	9/18/2019	95,499
USD	3,274,074	GBP	2,580,000	Societe Generale	9/18/2019	129,045
USD	1,299,313	HUF	369,680,000	Societe Generale	9/18/2019	40,858
USD	20,107	ILS	70,000	Societe Generale	9/18/2019	115
USD	670,197	INR**	46,460,000	Societe Generale	9/18/2019	1,814
USD	2,141,397	JPY	230,990,000	Societe Generale	9/18/2019	10,409
USD	2,710,866	KRW**	3,193,640,000	Societe Generale	9/18/2019	18,988
USD	112,804	MXN	2,170,000	Societe Generale	9/18/2019	471
USD	1,783,084	NOK	15,400,000	Societe Generale	9/18/2019	41,945
USD	1,535,916	NZD	2,320,000	Societe Generale	9/18/2019	11,073
USD	52,248	PHP**	2,660,000	Societe Generale	9/18/2019	127
USD	2,520,345	PLN	9,560,000	Societe Generale	9/18/2019	50,885
USD	1,981,575	SEK	18,610,000	Societe Generale	9/18/2019	48,367
USD	3,576,688	SGD	4,870,000	Societe Generale	9/18/2019	30,148
USD	49,030	THB	1,500,000	Societe Generale	9/18/2019	201
USD	460,211	ZAR	6,570,000	Societe Generale	9/18/2019	4,844
ZAR	2,430,000	USD	165,508	Societe Generale	9/18/2019	2,917
USD	806,117	CLP**	557,600,000	Societe Generale	9/23/2019	13,850
USD	353,462	CAD	462,171	JPMorgan Chase Bank, NA	9/30/2019	2,884
Total unrealized appreciation						$897,904

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
CHF	9,050	USD	9,193	JPMorgan Chase Bank, NA	8/23/2019	$(75)
EUR	180,000	USD	201,152	JPMorgan Chase Bank, NA	8/23/2019	(1,540)
GBP	300,000	USD	375,452	JPMorgan Chase Bank, NA	8/23/2019	(10,229)
SEK	42,500	USD	4,552	JPMorgan Chase Bank, NA	8/23/2019	(146)
CAD	75,000	USD	57,460	JPMorgan Chase Bank, NA	9/11/2019	(587)
EUR	2,477,000	USD	2,823,329	JPMorgan Chase Bank, NA	9/11/2019	(72,101)
GBP	1,362,000	USD	1,726,922	JPMorgan Chase Bank, NA	9/11/2019	(67,203)
SEK	3,665,000	USD	392,673	JPMorgan Chase Bank, NA	9/11/2019	(12,141)
USD	26,526	CAD	35,000	JPMorgan Chase Bank, NA	9/11/2019	(15)
USD	65,471	EUR	59,000	JPMorgan Chase Bank, NA	9/11/2019	(61)
USD	59,642	GBP	49,000	JPMorgan Chase Bank, NA	9/11/2019	(69)
AUD	2,480,000	JPY	186,704,678	Societe Generale	9/18/2019	(23,654)
AUD	4,040,000	USD	2,828,626	Societe Generale	9/18/2019	(61,258)
BRL**	1,590,000	USD	421,107	Societe Generale	9/18/2019	(5,995)
CAD	3,710,000	USD	2,830,467	Societe Generale	9/18/2019	(16,823)
CHF	2,530,000	USD	2,586,946	Societe Generale	9/18/2019	(31,421)
EUR	125,499	PLN	540,000	Societe Generale	9/18/2019	(17)
EUR	120,000	TRY	822,471	Societe Generale	9/18/2019	(11,231)
EUR	2,670,000	USD	3,037,213	Societe Generale	9/18/2019	(69,954)
GBP	1,330,000	USD	1,671,432	Societe Generale	9/18/2019	(50,158)
HUF	150,510,000	USD	528,044	Societe Generale	9/18/2019	(15,682)
INR**	66,570,000	USD	962,083	Societe Generale	9/18/2019	(4,392)
JPY	23,724,669	AUD	320,000	Societe Generale	9/18/2019	(327)
JPY	263,640,000	USD	2,457,097	Societe Generale	9/18/2019	(24,898)
KRW**	1,592,730,000	USD	1,367,191	Societe Generale	9/18/2019	(24,700)
MXN	260,000	USD	13,553	JPMorgan Chase Bank, NA	9/18/2019	(93)
MXN	17,160,000	USD	893,299	Societe Generale	9/18/2019	(4,992)
NOK	9,530,000	USD	1,117,449	Societe Generale	9/18/2019	(39,979)
NZD	1,660,000	USD	1,115,514	Societe Generale	9/18/2019	(24,464)
PLN	8,020,000	EUR	1,874,203	Societe Generale	9/18/2019	(11,202)
PLN	5,710,000	USD	1,522,840	Societe Generale	9/18/2019	(47,879)
SEK	7,430,000	USD	798,704	Societe Generale	9/18/2019	(26,874)
SGD	3,080,000	USD	2,272,527	Societe Generale	9/18/2019	(29,540)

See Notes to Consolidated Schedule of Investments

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
THB	2,230,000	USD	72,880	Societe Generale	9/18/2019	$(288)
TRY	380,000	USD	67,042	Societe Generale	9/18/2019	(238)
USD	61,665	BRL**	240,000	Societe Generale	9/18/2019	(994)
USD	579,858	CAD	770,000	Societe Generale	9/18/2019	(4,105)
USD	353,219	CHF	350,000	Societe Generale	9/18/2019	(313)
USD	653,728	ILS	2,330,000	Societe Generale	9/18/2019	(11,739)
USD	490,617	INR**	34,550,000	Societe Generale	9/18/2019	(6,427)
USD	55,110	JPY	5,980,000	Societe Generale	9/18/2019	(58)
USD	332,797	MXN	6,480,000	Societe Generale	9/18/2019	(2,649)
USD	32,632	NZD	50,000	Societe Generale	9/18/2019	(232)
USD	482,188	PHP**	24,890,000	Societe Generale	9/18/2019	(5,520)
USD	305,286	THB	9,450,000	Societe Generale	9/18/2019	(2,334)
USD	29,925	TRY	180,000	Societe Generale	9/18/2019	(1,719)
USD	231,457	ZAR	3,460,000	Societe Generale	9/18/2019	(8,356)
ZAR	9,640,000	USD	681,466	Societe Generale	9/18/2019	(13,313)
CLP**	295,400,000	USD	432,104	Societe Generale	9/23/2019	(12,386)
CAD	16,405	USD	12,486	JPMorgan Chase Bank, NA	9/30/2019	(42)
USD	39,629	CAD	52,275	JPMorgan Chase Bank, NA	9/30/2019	(24)
Total unrealized depreciation						$(760,437)
Net unrealized appreciation						$137,467

** Non-deliverable forward.

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Poland Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments

Credit default swap contracts (“credit default swaps”)

At July 31, 2019, the Fund had outstanding credit default swaps as follows:

Over the counter credit default swaps - buy protection

Reference Entity	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Maturity Date	Notional Amount	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
International Lease Finance Corp., Senior Securities	5.00%	quarterly	JPMorgan Chase Bank, NA	12/20/2021	$1,000,000	$(70,975)	$(37,726)	$(5,834)	$(114,535)
Realogy Group LLC, Senior Securities	5.00	quarterly	JPMorgan Chase Bank, NA	6/20/2024	1,000,000	25,868	132,063	(5,833)	152,098
Total credit default swaps						$(45,107)	$94,337	$(11,667)	$37,563

Equity swap contracts (“equity swaps”)

At July 31, 2019, the Fund had outstanding equity swaps* as follows:

Counterparty	Description	Maturity Dates	Absolute Notional Value	Net Unrealized Appreciation/ (Depreciation)	Financing Costs and Other Receivables/ (Payables)	Value
JPMorgan Chase Bank, NA	The Fund receives the total return on a portfolio of long positions and pays a floating rate plus or minus a specified spread. The Fund pays the total return on a portfolio of short positions and receives a floating rate plus or minus a specified spread. The specified spreads range from —9.60% to 1.20%. The payments/receipts, based on the specified benchmark floating rates (see table below), may be denominated in various foreign currencies based on the local currencies of the positions within the swaps. Payments/receipts, if any, will be made at maturity.	8/1/2019- 8/4/2020	$18,773,409	$(50,115)	$(6,544)	$(56,659)

* The following table represents required component disclosures associated with the equity swaps as of July 31, 2019.

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Long Positions
Australia
Ruralco Holdings Ltd.	14,832	$43,107	$(2,340)

France
Adevinta ASA	6,997	78,527	2,189
Latecoere SACA	900	3,806	17
			2,206
Germany
Axel Springer SE	1,149	79,433	295
Innogy SE	2,801	117,672	2,589
Innogy SE	798	38,436	2,020
OSRAM Licht AG	325	12,376	435
			5,339

See Notes to Consolidated Schedule of Investments

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Netherlands
GrandVision NV	364	$10,944	$171
Wessanen	700	8,764	(158)
			13
Poland
Atrium European Real Estate Ltd.	19,250	78,633	(195)

South Africa
Pioneer Foods Group Ltd.	11,062	79,573	537

United Kingdom
BCA Marketplace plc	26,964	79,354	64
BTG plc	28,689	291,844	3,182
Cobham plc	28,400	57,090	(112)
EI Group plc	3,635	12,422	(175)
Inmarsat plc	100,507	699,869	1,501
Spire Healthcare Group plc	7,267	10,022	(893)
			3,567
United States
Broadcom, Inc.	1,225	355,238	20,768
Cott Corp.	56,030	716,624	(118,098)
CSX Corp.	5,052	355,661	(8,737)
DXC Technology Co.	10,193	568,464	(31,566)
Equitrans Midstream Corp.	26,719	443,268	(15,028)
United Technologies Corp.	3,655	488,308	26,092
Walt Disney Co. (The)	4,905	701,464	61,333
			(65,236)

Total Long Positions of Equity Swaps			$(56,109)

Short Positions
Canada
BlackBerry Ltd.	(32,450)	(236,885)	41,752
Canadian Imperial Bank of Commerce	(2,805)	(220,669)	4,646
Canadian Tire Corp. Ltd.	(3,300)	(360,330)	6,536
National Bank of Canada	(10,700)	(517,894)	(25,164)
Spin Master Corp.	(4,100)	(116,495)	(1,643)
			26,127
France
Adevinta ASA	(7,082)	(78,762)	(2,653)

Israel
Teva Pharmaceutical Industries Ltd.	(21,870)	(173,429)	1,656

Spain
Grifols SA	(7,393)	(239,793)	(32,431)

Sweden
Volvo AB	(15,512)	(231,606)	(5,381)

United States
Acuity Brands, Inc.	(1,710)	(229,516)	(1,250)

See Notes to Consolidated Schedule of Investments

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Avantor, Inc.	(15,876)	$(279,259)	$(3,040)
Badger Meter, Inc.	(4,185)	(223,856)	2,457
Bloom Energy Corp.	(8,440)	(88,198)	41,698
Cardinal Health, Inc.	(5,770)	(263,862)	18,881
CH Robinson Worldwide, Inc.	(2,590)	(216,861)	5,924
Cheesecake Factory, Inc. (The)	(3,605)	(155,303)	4,711
Cinemark Holdings, Inc.	(5,910)	(235,927)	(10,785)
Cisco Systems, Inc.	(6,190)	(342,926)	(3,939)
CVS Health Corp.	(5,620)	(313,989)	(18,643)
Estee Lauder Cos., Inc. (The)	(1,804)	(332,279)	8,641
F5 Networks, Inc.	(1,935)	(283,903)	27,241
First Midwest Bancorp, Inc.	(11,220)	(242,689)	(10,832)
Fulton Financial Corp.	(22,201)	(377,417)	(22,409)
Hanesbrands, Inc.	(21,080)	(339,177)	1,750
Hormel Foods Corp.	(4,985)	(204,335)	(320)
International Flavors & Fragrances, Inc.	(1,705)	(245,503)	(11,601)
Iron Mountain, Inc.	(9,320)	(274,101)	18,255
JM Smucker Co. (The)	(2,540)	(282,423)	20,090
Landstar System, Inc.	(3,305)	(367,747)	(4,526)
Leggett & Platt, Inc.	(3,955)	(158,081)	1,797
LyondellBasell Industries NV	(4,885)	(408,826)	6,253
Merit Medical Systems, Inc.	(6,550)	(258,463)	79,778
Motorola Solutions, Inc.	(1,055)	(175,088)	(37,235)
Murphy USA, Inc.	(2,835)	(250,501)	(32,382)
NetApp, Inc.	(5,630)	(329,299)	23,744
Nuance Communications, Inc.	(21,455)	(357,011)	(5,835)
Omnicom Group, Inc.	(4,431)	(355,455)	(11,738)
PACCAR, Inc.	(5,099)	(357,644)	(14,648)
Qualys, Inc.	(2,755)	(238,473)	(5,741)
Ralph Lauren Corp.	(2,650)	(276,210)	13,729
Red Rock Resorts, Inc.	(7,680)	(160,051)	11,274
Resideo Technologies, Inc.	(11,070)	(208,780)	16,269 (a)
Robert Half International, Inc.	(5,020)	(303,258)	1,286
Rockwell Automation, Inc.	(2,426)	(390,052)	(17,575)
Texas Roadhouse, Inc.	(4,624)	(255,384)	13,107
UMB Financial Corp.	(5,507)	(375,908)	(23,233)
VF Corp.	(4,985)	(435,639)	(22,149)
Wabtec Corp.	(3,295)	(255,956)	(22,569)
Walgreens Boots Alliance, Inc.	(4,240)	(231,038)	(108)

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
WW Grainger, Inc.	(640)	$(186,259)	$(17,651)
			18,676

Total Short Positions of Equity Swaps			$5,994
Total Long and Short Positions of Equity Swaps with JPMorgan Chase Bank, NA			$(50,115)

See Notes to Consolidated Schedule of Investments

Counterparty	Description	Maturity Dates	Absolute Notional Value	Net Unrealized Appreciation/ (Depreciation)	Financing Costs and Other Receivables/ (Payables)	Value

Morgan Stanley Capital Services LLC	The Fund receives the total return on a portfolio of long positions and pays a floating rate plus or minus a specified spread. The Fund pays the total return on a portfolio of short positions and receives a floating rate plus or minus a specified spread. The specified spreads range from -0.40% to 1.40%. The payments/receipts, based on the specified benchmark floating rates (see table below), may be denominated in various foreign currencies based on the local currencies of the positions within the swaps. Payments/receipts, if any, will be made at maturity.	9/17/2019-12/12/2019	$5,811,722	$239,581	$(429)	$239,152

* The following table represents required component disclosures associated with the equity swaps as of July 31, 2019.

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Long Positions

Brazil
Hypera SA	5,008	$39,879	$593

France
Amundi SA	5,318	367,350	42,496
BNP Paribas SA	2,130	99,457	(7,711)
Danone SA	4,791	415,805	47,984
Iliad SA	1,971	204,662	(37,869)
Publicis Groupe SA	1,360	67,312	(11,362)
Societe Generale SA	2,000	49,162	(588)
			32,950
Germany
Brenntag AG	2,611	128,304	(11,528)
Gerresheimer AG	1,921	150,772	10,920
HeidelbergCement AG	2,922	212,258	(7,362)
Stroeer SE & Co. KGaA	2,353	186,111	33,669
			25,699
Ireland
Ryanair Holdings plc	7,265	77,673	(12,055)

Italy
Anima Holding SpA	128,882	475,955	69,284

Luxembourg
Eurofins Scientific SE	1,032	440,976	(11,141)

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
South Africa
Aspen Pharmacare Holdings Ltd.	1,908	$12,014	$(7,112)

South Korea
NAVER Corp.	391	45,607	6,688

Switzerland
LafargeHolcim Ltd. (Registered)	3,606	177,481	3,957

Turkey
Migros Ticaret A/S	1,494	4,548	(7,556)

United Kingdom
Barclays plc	34,039	63,781	(2,216)
Pets at Home Group plc	90,422	228,721	27,200
ITV plc	104,235	140,640	(10,834)
			14,150

Total Long Positions of Equity Swaps			$115,457

Short Positions

Belgium
Colruyt SA	(6,029)	(314,817)	124,979

France
Electricite de France SA	(3,882)	(48,195)	2,361
Lagardere SCA	(3,298)	(74,843)	4,946
Orange SA	(15,651)	(232,597)	13,135
			20,442
Germany
Deutsche Telekom AG (Registered)	(6,944)	(114,383)	3,483

Italy
Eni SpA	(5,885)	(92,535)	(5,002)

Netherlands
Koninklijke Ahold Delhaize NV	(8,390)	(189,981)	(3,818)

Sweden
Hennes & Mauritz AB	(2,515)	(43,905)	(6,121)

Switzerland
Givaudan SA (Registered)	(61)	(162,291)	(10,001)
Roche Holding AG	(167)	(44,775)	(1,448)
			(11,449)
United Kingdom
Bunzl plc	(4,479)	(117,109)	(2,030)
Diageo plc	(7,699)	(322,406)	(6,909)
GlaxoSmithKline plc	(3,522)	(72,924)	(10,425)
Marks & Spencer Group plc	(87,628)	(221,547)	30,206

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Next plc	(633)	$(46,680)	$(2,604)
Unilever NV	(319)	(18,479)	(22)
			8,216
United States
Merck & Co., Inc.	(707)	(58,674)	(6,781)
Pfizer, Inc.	(1,213)	(47,113)	175
			(6,606)

Total Short Positions of Equity Swaps			$124,124
Total Long and Short Positions of Equity Swaps with Morgan Stanley Capital Services LLC			$239,581

See Notes to Consolidated Schedule of Investments

(a)           Illiquid security.

At July 31, 2019, the Fund had cash collateral of $4,090,000, $1,070,000 and $792,688 deposited in a segregated account for JPMorgan Chase Bank, NA, Morgan Stanley Capital Services LLC and Societe Generale, respectively, to cover collateral requirements on over the counter derivatives.

Benchmark Floating Rates	Value at Period End
Australian Bank-Bill Swap Reference Rate	1.02%
CDOR - Canadian Dollar Offered Rate	1.96
EONIA - Euro Overnight Index Average Rate	(0.36)
EURIBOR - Euro Interbank Offered Rate	(0.39)
Federal Funds Floating Rate	2.40
JIBAR - Johannesburg Interbank Agreed Rate	6.68
LIBOR (CHF) - London Interbank Offered Rate	(0.82)
LIBOR (EUR) - London Interbank Offered Rate	(0.43)
LIBOR (GBP) - London Interbank Offered Rate	0.71
LIBOR (USD) - London Interbank Offered Rate	2.22
NIBOR - Norway Interbank Offered Rate	1.37
SARON - Swiss Average Overnight Rate	(0.75)
SONIA - Sterling Overnight Index Average Rate	0.71
STIBOR - Stockholm Interbank Offered Rate 1 Week	(0.23)
STIBOR - Stockholm Interbank Offered Rate 1 Month	(0.22)

See Notes to Consolidated Schedule of Investments

Purchased option contracts (“options purchased”)

At July 31, 2019, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Exchange Traded Funds
iShares 20+ Year Treasury Bond ETF	77	$1,023,253	$137	12/20/2019	$12,128

Puts

Exchange Traded Funds
iShares Russell 2000 ETF	72	1,127,232	134	12/31/2019	11,448
SPDR S&P 500 ETF Trust	29	862,547	270	12/31/2019	13,021
Total puts					$24,469

Total options purchased (cost $51,059)					$36,597

Written option contracts (“options written”)

At July 31, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Diversified Telecommunication Services
Intelsat SA	10	$(22,640)	$28	9/20/2019	$(700)
Intelsat SA	15	(33,960)	29	9/20/2019	(750)

Total options written (premium received $3,314)					$(1,450)

See Notes to Consolidated Schedule of Investments

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks
Airlines	$343	$—	$1	$344
Banks	2,276	14	—	2,290
Capital Markets	480	14	—	494
Commercial Services & Supplies	842	111	—	953
Food & Staples Retailing	205	19	—	224
Health Care Providers & Services	1,482	44	—	1,526
Industrial Conglomerates	595	32	—	627
Insurance	1,671	431	—	2,102
Interactive Media & Services	1,643	346	12	2,001
Internet & Direct Marketing Retail	2,911	22	—	2,933
IT Services	3,328	306	—	3,634
Life Sciences Tools & Services	669	480	—	1,149
Media	1,799	395	—	2,194
Metals & Mining	168	—	—	168
Pharmaceuticals	1,351	62	—	1,413
Professional Services	1,945	928	—	2,873
Specialty Retail	326	87	27	440
Technology Hardware, Storage & Peripherals	803	124	—	927
Trading Companies & Distributors	—	467	—	467
Other Common Stocks(a)	34,083	—	—	34,083
Total Common Stocks	56,920	3,882	40	60,842
Asset-Backed Securities(a)	—	13,891	—	13,891
Commercial Mortgage-Backed Securities	—	10,798	—	10,798
Loan Assignments
Commercial Services & Supplies	—	387	209	596
Diversified Consumer Services	—	—	169	169
Leisure Products	—	285	150	435
Other Loan Assignments(a)	—	8,283	—	8,283
Total Loan Assignments	—	8,955	528	9,483
Collateralized Mortgage Obligations	—	7,702	—	7,702
Corporate Bonds
Independent Power and Renewable Electricity Producers	—	—	—	—
Media	—	—	—	—
Oil, Gas & Consumable Fuels	—	530	—	530
Other Corporate Bonds(a)	—	3,635	—	3,635
Total Corporate Bonds	—	4,165	—	4,165
Convertible Bonds(a)	—	1,363	—	1,363
Master Limited Partnerships(a)	1,036	—	—	1,036
Closed End Funds(a)	895	—	—	895
U.S. Treasury Obligations	—	203	—	203
Rights
Biotechnology	—	—	146	146
Food Products	—	—	5	5
Media	—	—	—	—
Metals & Mining	—	—	13	13
Pharmaceuticals	—	—	1	1
Total Rights	—	—	165	165

See Notes to Consolidated Schedule of Investments

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3*	Total
Preferred Stocks(a)	$49	$—	$—	$49
Warrants
Capital Markets	16	—	15	31
Energy Equipment & Services	7	—	—	7
Total Warrants	23	—	15	38
Options Purchased(b)	37	—	—	37
Short-Term Investments	—	64,436	—	64,436
Total Long Positions	$58,960	$115,395	$748	$175,103

(a)         The Consolidated Schedule of Investments provides information on the industry categorization for the portfolio.

(b)         The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

*                 The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Investments in Securities: (000’s omitted)	Beginning balance as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2019
Common Stock
Airlines(b)	$17	$—	$(16)	$—	$—	$—	$—	$1	$(16)
Interactive Media & Services(a)	4	—	8	—	—	—	—	12	8
Media(a)	—	—	—	—	—	—	—	—	—
Metals & Mining(a)	—	—	—	—	—	—	—	—	—
Pharmaceuticals(a)	—	—	—	—	—	—	—	—	—
Specialty Retail	—	—	15	12	—	—	—	27	15
Loan Assignments(b)
Commercial Services & Supplies	427	1	(11)	—	(208)	—	—	209	(7)
Diversified Consumer Services	—	1	7	183	(22)	—	—	169	6
Household Durables	112	—	—	—	—	—	(112)	—	—
Insurance	1,603	—	9	—	(1,218)	—	(394)	—	—
Leisure Products	185	—	(2)	—	(33)	—	—	150	(2)
Corporate Bonds
Chemicals	—	—	18	—	(18)	—	—	—	—
Independent Power and Renewable Electricity Producers(a)	—	—	—	—	—	—	—	—	—
Media(a)	—	—	—	—	—	—	—	—	—
Oil, Gas & Consumable Fuels(a)	—	—	—	—	—	—	—	—	—
Rights
Biotechnology(a)	43	—	103	—	—	—	—	146	103
Food Products(a)	18	—	—	—	(13)	—	—	5	(14)
Media(a)	—	—	—	—	—	—	—	—	—
Metals & Mining(b)	—	—	13	—	—	—	—	13	13
Pharmaceuticals(a)(b)	—	—	1	—	—	—	—	1	1
Warrants(a)
Capital Markets	—	—	15	—	—	—	—	15	15
Total	$2,409	$2	$160	$195	$(1,512)	$—	$(506)	$748	$122

See Notes to Consolidated Schedule of Investments

(a)            As of the period ended July 31, 2019, these securities were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(b)           These securities were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Liability Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short
Banks	$(2,120)	$(2,881)	$—	$(5,001)
Capital Markets	(523)	(436)	—	(959)
Diversified Telecommunication Services	—	(26)	—	(26)
Other Common Stocks Sold Short(a)	(12,535)	—	—	(12,535)
Total Common Stocks Sold Short	(15,178)	(3,343)	—	(18,521)
Corporate Bonds Sold Short(a)	—	(2,774)	—	(2,774)
U.S. Treasury Obligations Sold Short	—	(512)	—	(512)
Exchange Traded Funds Sold Short	(309)	—	—	(309)
Total Short Positions	$(15,487)	$(6,629)	$—	$(22,116)

(a)   The Consolidated Schedule of Investments provides information on the industry categorization for the portfolio.

See Notes to Consolidated Schedule of Investments

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2019:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3*	Total
Futures(a)
Assets	$1,073	$—	$—	$1,073
Liabilities	(176)	—	—	(176)
Forward contracts(a)
Assets	—	898	—	898
Liabilities	—	(761)	—	(761)
Swaps
Assets	—	1,067	—	1,067
Liabilities	—	(847)	—	(847)
Options written
Liabilities	(1)	—	—	(1)
Total	$896	$357	$—	$1,253

(a)   Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

*                 The following is reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:

Other Financial Instruments: (000’s omitted)	Beginning balance as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2019
Equity swaps
United Kingdom	$1	$—	$(1)	$—	$—	$—	$—	$—	$—

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Schedule of Investments

July 31, 2019

Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•                  Level 3 — unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, preferred stocks, exchange traded funds, exchange traded options purchased and written, master limited partnerships, closed end funds, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark index rate (generally Level 2 or Level 3 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing and Reference Data, LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which the Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which the Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

At July 31, 2019, the Fund had securities pledged in the amount of $5,936,505 to JPMorgan Chase Bank, NA to cover collateral requirements for borrowing in connection with securities sold short and options written.

The Fund invests in commodity-related instruments through the Neuberger Berman ARMM Fund I Ltd. (the “Subsidiary”), which is organized under the laws of the Cayman Islands. The Fund is and expects to remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors. As of July 31, 2019, the Subsidiary held investments valued at $17,405,701, which represents 9.6% of the Fund’s net assets.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Consolidated Schedule of Investments Commodity Strategy Fund(a)^

(Unaudited) July 31, 2019

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
U.S. Treasury Obligations 1.2%
$2,000	U.S. Treasury Bill, 1.97%, due 9/10/2019	$1,995	(b)
	Total U.S. Treasury Obligations (Cost $1,996)	1,995

Asset-Backed Securities 20.3%
1,215	Bank of The West Auto Trust, Ser. 2018-1, Class A2, 3.09%, due 4/15/2021	1,217	(c)
2,160	BMW Vehicle Lease Trust, Ser. 2019-1, Class A2, 2.79%, due 3/22/2021	2,165
121	BMW Vehicle Owner Trust, Ser. 2018-A, Class A2A, 2.09%, due 11/25/2020	121
	Canadian Pacer Auto Receivables Trust
122	Ser. 2018-1A, Class A2A, 2.70%, due 8/19/2020	122	(c)
535	Ser. 2018-2A, Class A2A, 3.00%, due 6/21/2021	536	(c)
1,920	Capital One Prime Auto Receivables Trust, Ser. 2019-1, Class A2, 2.58%, due 4/15/2022	1,925
870	CARDS II Trust, Ser. 2019-1A, Class A, (1 month USD LIBOR + 0.39%), 2.72%, due 5/15/2024	870	(c)(d)
1,200	Chase Issuance Trust, Ser. 2018-A1, Class A1, (1 month USD LIBOR + 0.20%), 2.53%, due 4/17/2023	1,201	(d)
	Evergreen Credit Card Trust
1,110	Ser. 2018-2, Class A, (1 month USD LIBOR + 0.35%), 2.68%, due 7/15/2022	1,111	(c)(d)
500	Ser. 2019-1, Class A, (1 month USD LIBOR + 0.48%), 2.81%, due 1/15/2023	502	(c)(d)
490	Fifth Third Auto Trust, Ser. 2019-1, Class A2B, (1 month USD LIBOR + 0.23%), 2.56%, due 5/16/2022	490	(d)
	Ford Credit Auto Owner Trust
1,888	Ser. 2018-B, Class A2A, 2.96%, due 9/15/2021	1,894
1,900	Ser. 2019-A, Class A2A, 2.78%, due 2/15/2022	1,907
510	GM Financial Automobile Leasing Trust, Ser. 2019-2, Class A2B, (1 month USD LIBOR + 0.18%), 2.45%, due 6/21/2021	510	(d)
	GM Financial Consumer Automobile Receivables Trust
238	Ser. 2018-1, Class A2A, 2.08%, due 1/19/2021	238
555	Ser. 2018-2, Class A2A, 2.55%, due 5/17/2021	555
1,056	Ser. 2017-1A, Class A3, 1.78%, due 10/18/2021	1,053	(c)
2,500	Mercedes-Benz Auto Lease Trust, Ser. 2019-A, Class A2, 3.01%, due 2/16/2021	2,506
	Navient Student Loan Trust
9	Ser. 2018-2A, Class A1, (1 month USD LIBOR + 0.24%), 2.51%, due 3/25/2067	9	(c)(d)
442	Ser. 2018-3A, Class A1, (1 month USD LIBOR + 0.27%), 2.54%, due 3/25/2067	442	(c)(d)
405	Ser. 2018-4A, Class A1, (1 month USD LIBOR + 0.25%), 2.52%, due 6/27/2067	404	(c)(d)
1,846	Ser. 2019-2A, Class A1, (1 month USD LIBOR + 0.27%), 2.54%, due 2/27/2068	1,842	(c)(d)
3,400	Nissan Auto Lease Trust, Ser. 2019-B, Class A2B, (1 month USD LIBOR + 0.27%), 2.58%, due 10/15/2021	3,400
612	Securitized Term Auto Receivables Trust, Ser. 2019-1A, Class A2, 2.86%, due 5/25/2021	614	(c)
	Toyota Auto Receivables Owner Trust
131	Ser. 2017-D, Class A2A, 1.74%, due 8/17/2020	131
781	Ser. 2018-B, Class A2A, 2.64%, due 3/15/2021	782
853	Ser. 2018-C, Class A2A, 2.77%, due 8/16/2021	855
1,000	USAA Auto Owner Trust, Ser. 2019-1, Class A2, 2.26%, due 2/15/2022	1,000

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
	Verizon Owner Trust
$934	Ser. 2017-1A, Class A, 2.06%, due 9/20/2021	$933	(c)
1,320	Ser. 2018-1A, Class A1B, (1 month USD LIBOR + 0.26%), 2.53%, due 9/20/2022	1,320	(c)(d)
	World Omni Auto Receivables Trust
98	Ser. 2017-B, Class A2A, 1.61%, due 2/16/2021	97
312	Ser. 2018-A, Class A2, 2.19%, due 5/17/2021	312
336	Ser. 2018-C, Class A2, 2.80%, due 1/18/2022	337
1,500	Ser. 2019-A, Class A2, 3.02%, due 4/15/2022	1,507
	Total Asset-Backed Securities (Cost $32,851)	32,908

Corporate Bonds 61.1%
Aerospace & Defense 1.6%
	United Technologies Corp.
855	(3 month USD LIBOR + 0.35%), 2.92%, due 11/1/2019	856	(d)
1,675	(3 month USD LIBOR + 0.65%), 3.17%, due 8/16/2021	1,675	(d)
		2,531
Agriculture 2.5%
2,965	BAT Capital Corp., (3 month USD LIBOR + 0.59%), 3.12%, due 8/14/2020	2,971	(d)
1,120	Philip Morris Int’l, Inc., (3 month USD LIBOR + 0.42%), 2.94%, due 2/21/2020	1,122	(d)
		4,093
Auto Manufacturers 4.0%
2,150	American Honda Finance Corp., (3 month USD LIBOR + 0.28%), 2.58%, due 10/19/2020	2,152	(d)
2,255	BMW U.S. Capital LLC, (3 month USD LIBOR + 0.37%), 2.90%, due 8/14/2020	2,261	(c)(d)
1,965	Harley-Davidson Financial Services, Inc., (3 month USD LIBOR + 0.50%), 3.02%, due 5/21/2020	1,967	(c)(d)
		6,380
Banks 18.7%
3,350	Bank of America Corp., (3 month USD LIBOR + 0.65%), 3.00%, due 6/25/2022	3,364	(d)
2,080	Bank of New York Mellon, (3 month USD LIBOR + 0.28%), 2.78%, due 6/4/2021	2,082	(d)
3,600	Citigroup, Inc., (3 month USD LIBOR + 0.96%), 3.24%, due 4/25/2022	3,633	(d)
3,225	Goldman Sachs Group, Inc., (3 month USD LIBOR + 1.11%), 3.38%, due 4/26/2022	3,253	(d)
2,260	HSBC Holdings PLC, (3 month USD LIBOR + 0.60%), 3.12%, due 5/18/2021	2,263	(d)
	JPMorgan Chase & Co.
2,600	(3 month USD LIBOR + 0.55%), 3.00%, due 3/9/2021	2,603	(d)
625	(3 month USD LIBOR + 1.10%), 3.57%, due 6/7/2021	633	(d)
3,000	Morgan Stanley, (3 month USD LIBOR + 1.18%), 3.46%, due 1/20/2022	3,031	(d)
2,335	PNC Bank N.A., (3 month USD LIBOR + 0.45%), 2.71%, due 7/22/2022	2,336	(d)
880	Santander UK PLC, (3 month USD LIBOR + 0.62%), 3.14%, due 6/1/2021	881	(d)
765	Sumitomo Mitsui Financial Group, Inc., (3 month USD LIBOR + 1.11%), 3.43%, due 7/14/2021	774	(d)
2,900	Wells Fargo & Co., (3 month USD LIBOR + 0.93%), 3.47%, due 2/11/2022	2,919	(d)
2,550	Westpac Banking Corp., (3 month USD LIBOR + 0.85%), 3.37%, due 8/19/2021	2,579	(d)
		30,351

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Beverages 1.7%
$1,745	Anheuser-Busch InBev Finance, Inc., (3 month USD LIBOR + 1.26%), 3.51%, due 2/1/2021	$1,770	(d)
925	Diageo Capital PLC, (3 month USD LIBOR + 0.24%), 2.76%, due 5/18/2020	926	(d)
		2,696
Computers 2.3%
755	Apple, Inc., (3 month USD LIBOR + 0.14%), 2.71%, due 8/2/2019	755	(d)
2,910	IBM Corp., (3 month USD LIBOR + 0.40%), 2.94%, due 5/13/2021	2,922	(d)
		3,677
Diversified Financial Services 4.0%
835	AIG Global Funding, (3 month USD LIBOR + 0.48%), 2.80%, due 7/2/2020	837	(c)(d)
2,805	American Express Co., (3 month USD LIBOR + 0.53%), 3.05%, due 5/17/2021	2,813	(d)
2,850	Capital One Financial Corp., (3 month USD LIBOR + 0.95%), 3.40%, due 3/9/2022	2,869	(d)
		6,519
Electric 3.2%
500	Duke Energy Progress LLC, (3 month USD LIBOR + 0.18%), 2.63%, due 9/8/2020	500	(d)
2,160	Florida Power & Light Co., (3 month USD LIBOR + 0.40%), 2.97%, due 5/6/2022	2,161	(d)
2,430	Sempra Energy, (3 month USD LIBOR + 0.50%), 2.80%, due 1/15/2021	2,425	(d)
		5,086
Electronics 0.8%
1,295	Honeywell Int’l, Inc., (3 month USD LIBOR + 0.37%), 2.56%, due 8/8/2022	1,296	(d)(e)

Gas 1.3%
2,000	Dominion Energy Gas Holdings LLC, Ser. A, (3 month USD LIBOR + 0.60%), 3.01%, due 6/15/2021	2,009	(d)

Insurance 2.2%
1,513	Marsh & McLennan Cos., Inc., (3 month USD LIBOR + 1.20%), 3.52%, due 12/29/2021	1,517	(d)
2,025	New York Life Global Funding, (3 month USD LIBOR + 0.44%), 2.78%, due 7/12/2022	2,028	(c)(d)
		3,545
Machinery - Construction & Mining 1.2%
2,000	Caterpillar Financial Services Corp., (3 month USD LIBOR + 0.23%), 2.64%, due 3/15/2021	2,002	(d)

Machinery Diversified 0.5%
820	John Deere Capital Corp., (3 month USD LIBOR + 0.40%), 2.87%, due 6/7/2021	822	(d)

Media 1.8%
960	Comcast Corp., (3 month USD LIBOR + 0.44%), 2.76%, due 10/1/2021	964	(d)
1,935	NBCUniversal Enterprise, Inc., (3 month USD LIBOR + 0.40%), 2.72%, due 4/1/2021	1,941	(c)(d)
		2,905
Miscellaneous Manufacturer 1.0%
1,680	General Electric Corp., 6.00%, due 8/7/2019	1,681

Oil & Gas 1.7%
1,530	BP Capital Markets PLC, (3 month USD LIBOR + 0.25%), 2.77%, due 11/24/2020	1,532	(d)
1,250	BP Capital PLC, (3 month USD LIBOR + 0.87%), 3.28%, due 9/16/2021	1,265	(d)
		2,797

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
Pharmaceuticals 5.7%
$1,630	Bayer U.S. Finance II LLC, (3 month USD LIBOR + 0.63%), 2.98%, due 6/25/2021	$1,631	(c)(d)
1,115	Bristol-Myers Squibb Co., (3 month USD LIBOR + 0.38%), 2.90%, due 5/16/2022	1,118	(c)(d)
2,655	CVS Health Corp., (3 month USD LIBOR + 0.72%), 3.17%, due 3/9/2021	2,667	(d)
1,860	Halfmoon Parent, Inc., (3 month USD LIBOR + 0.65%), 3.06%, due 9/17/2021	1,861	(c)(d)
1,975	Shire Acquisitions Investments Ireland DAC, 1.90%, due 9/23/2019	1,973
		9,250
Pipelines 1.5%
1,375	Enterprise Products Operating LLC, 2.55%, due 10/15/2019	1,375
1,045	TransCanada PipeLines Ltd., (3 month USD LIBOR + 0.28%), 2.79%, due 11/15/2019	1,045	(d)
		2,420
Real Estate Investment Trusts 1.4%
2,320	WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, due 9/17/2019	2,320	(c)

Retail 0.2%
315	Walmart, Inc., (3 month USD LIBOR + 0.23%), 2.57%, due 6/23/2021	316	(d)

Telecommunications 3.8%
3,025	AT&T, Inc., (3 month USD LIBOR + 0.95%), 3.25%, due 7/15/2021	3,053	(d)
3,100	Verizon Communications, Inc., (3 month USD LIBOR + 1.00%), 3.41%, due 3/16/2022	3,148	(d)
		6,201
	Total Corporate Bonds (Cost $98,771)	98,897

Number of Shares
Short-Term Investments 14.3%
Investment Companies 14.3%
23,214,140	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.26%(f) (Cost $23,214)	23,214	(g)

	Total Investments 96.9% (Cost $156,832)	157,014

	Other Assets Less Liabilities 3.1%	4,958	(h)

	Net Assets 100.0%	$161,972

(a)	Formerly Risk Balanced Commodity Strategy Fund through November 8, 2018.
(b)	Rate shown was the discount rate at the date of purchase.
(c)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2019, these securities amounted to approximately $26,939,000, which represents 16.6% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(d)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2019 and changes periodically.
(e)	When-issued security. Total value of all such securities at July 31, 2019 amounted to approximately $1,296,000, which represents 0.8% of net assets of the Fund.
(f)	Represents 7-day effective yield as of July 31, 2019.
(g)	All or a portion of this security is segregated in connection with obligations for when-issued securities and futures with a total value of approximately $23,214,000.
(h)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2019.

See Notes to Schedule of Investments

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2019	166	Brent Crude Oil	$10,715,300	$213,047
9/2019	136	Lead	6,830,600	280,424
9/2019	115	Low Sulphur Gasoil	6,943,125	124,850
9/2019	75	Nickel	6,528,150	981,965
9/2019	73	Primary Aluminum	3,267,206	(25,844)
9/2019	119	Sugar 11	1,627,349	(20,568)
9/2019	101	Zinc	6,187,513	(228,239)
10/2019	52	Feeder Cattle	3,706,300	(11,069)
10/2019	84	Lean Hogs	2,385,600	(276,837)
10/2019	99	Live Cattle	4,262,940	(8,187)
10/2019	143	Natural Gas	3,331,900	76,530
10/2019	144	New York Harbor ULSD	11,974,435	297,646
10/2019	195	Platinum	8,569,275	685,772
10/2019	158	RBOB Gasoline	11,070,175	285,872
11/2019	92	Soybean	4,054,900	(30,349)
11/2019	165	WTI Crude Oil	9,652,500	(45,896)
12/2019	82	Cocoa	1,968,000	(44,280)
12/2019	40	Coffee ‘C’	1,549,500	(2,250)
12/2019	95	Copper	6,355,500	(57,000)
12/2019	553	Corn	11,336,500	(442,400)
12/2019	71	Cotton No.2	2,266,320	(144,300)
12/2019	102	Gold 100 Oz.	14,665,560	313,141
12/2019	214	Hard Red Winter Wheat	4,713,350	(108,303)
12/2019	85	Silver	7,026,525	807,620
12/2019	188	Soybean Meal	5,741,520	(226,410)
12/2019	108	Soybean Oil	1,829,304	494
12/2019	182	Wheat	4,488,575	(90,323)
Total Long Positions			$163,047,922	$2,305,106

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2019	4	Lead	$(200,900)	$(1,424)
9/2019	13	Nickel	(1,131,546)	(78,250)
9/2019	4	Zinc	(245,050)	5,126
Total Short Positions			$(1,577,496)	$(74,548)
Total Futures				$2,230,558

At July 31, 2019, the Fund had $6,254,789 deposited in a segregated account to cover margin requirements on open futures.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the “CS Subsidiary”), which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the CS Subsidiary with the intent that the Fund will remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.

As of July 31, 2019, the value of the Fund’s investment in the CS Subsidiary was as follows:

Investment in CS Subsidiary	Percentage of Net Assets
$25,083,192	15.5%

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$1,995	$—	$1,995
Asset-Backed Securities	—	32,908	—	32,908
Corporate Bonds(a)	—	98,897	—	98,897
Short-Term Investments	—	23,214	—	23,214
Total Investments	$—	$157,014	$—	$157,014

(a)   The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2019:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$4,072	$—	$—	$4,072
Liabilities	(1,841)	—	—	(1,841)
Total	$2,231	$—	$—	$2,231

(a)   Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^      A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) July 31, 2019

Number of Shares		Value† (000’s omitted)
Common Stocks 37.5%
Australia 0.7%
1,529	Aurizon Holdings Ltd.	$6
750	BHP Group Ltd.	21
91	BHP Group PLC	2
2,678	Mirvac Group	6
152	Rio Tinto Ltd.	10
659	Rio Tinto PLC	37
26	Rio Tinto PLC ADR	1
459	Wesfarmers Ltd.	12
721	Woodside Petroleum Ltd.	17
		112
Austria 0.0%(a)
420	Telekom Austria AG	3	*

Belgium 0.1%
239	Ageas	13
74	Colruyt SA	4
116	Proximus SADP	3
		20
Canada 0.9%
12	Agnico Eagle Mines Ltd.	1
164	BCE, Inc.	8
200	Brookfield Asset Management, Inc. Class A	10
6	Enbridge, Inc.	—
137	Gildan Activewear, Inc.	5
396	National Bank of Canada	19
285	Power Financial Corp.	6
392	Rogers Communications, Inc. Class B	20
782	Sun Life Financial, Inc.	33
952	Toronto-Dominion Bank	56
33	Waste Connections, Inc.	3
		161
China 0.0%(a)
42	Alibaba Group Holding Ltd. ADR	7	*(b)

Denmark 0.1%
17	Carlsberg A/S Class B	2
159	ISS A/S	5
89	Novo Nordisk A/S Class B	4
		11
Finland 0.2%
121	Nokian Renkaat OYJ	3
3,279	Nordea Bank Abp	21
177	UPM-Kymmene OYJ	5
		29
France 0.8%
168	Capgemini SE	21
924	Credit Agricole SA	11
37	Dassault Systemes SE	6
97	Eiffage SA	10
65	Ingenico Group SA	6
861	Orange SA	13
570	Peugeot SA	13
194	Renault SA	11
133	Sanofi	11
206	SCOR SE	8
100	Sodexo SA	11
210	Vinci SA	22
		143
Germany 0.2%
23	adidas AG	7
1,516	Deutsche Telekom AG	25
48	Hannover Rueck SE	8
154	Wuestenrot & Wuerttembergische AG	3
		43
Hong Kong 0.3%
194	Athene Holding Ltd. Class A	8	*
1,000	CLP Holdings Ltd.	11
36	Jardine Matheson Holdings Ltd.	2
2,000	Link REIT	23
500	Swire Pacific Ltd. Class A	6
		50
Israel 0.1%
1,925	Bank Leumi Le-Israel BM	14
29	Check Point Software Technologies Ltd.	3	*
20	Wix.com Ltd.	3	*
		20
Italy 0.3%
930	Assicurazioni Generali SpA	17
1,152	Eni SpA	18
1,762	Snam SpA	9
		44
Japan 1.4%
200	Ajinomoto Co, Inc.	4
100	Asahi Group Holdings Ltd.	4
400	Astellas Pharma, Inc.	6
100	Canon, Inc.	3
100	EDION Corp.	1
300	FUJIFILM Holdings Corp.	14
100	Fujitsu Ltd.	8
200	Honda Motor Co. Ltd.	5
200	Idemitsu Kosan Co. Ltd.	6
1,000	ITOCHU Corp.	19
600	Japan Tobacco, Inc.	13
200	Kyocera Corp.	12
100	Medipal Holdings Corp.	2
500	Mitsubishi Corp.	13
100	Mitsubishi Heavy Industries Ltd.	4
200	Nippon Telegraph & Telephone Corp.	9
600	NTT DOCOMO, Inc.	14
300	Sekisui Chemical Co. Ltd.	5
500	Sekisui House Ltd.	8
200	Shionogi & Co. Ltd.	11
1,400	Sumitomo Corp.	21
300	Sumitomo Mitsui Trust Holdings, Inc.	10
100	Suzuken Co. Ltd.	6

See Notes to Schedule of Investments

Number of Shares		Value† (000’s omitted)
100	Taiheiyo Cement Corp.	$3
300	Tokio Marine Holdings, Inc.	16
300	Toyota Motor Corp.	19
200	USS Co. Ltd.	4
		240
Netherlands 0.9%
51	AerCap Holdings NV	3	*
49	Akzo Nobel NV	4
81	ASML Holding NV	18
11	Heineken Holding NV	1
1,598	Koninklijke Ahold Delhaize NV	36
175	Koninklijke DSM NV	22
10	Royal Dutch Shell PLC ADR Class A	1
1,087	Royal Dutch Shell PLC Class A	34
369	Wolters Kluwer NV	27
		146
New Zealand 0.0%(a)
1,366	Spark New Zealand Ltd.	4

Norway 0.1%
614	DNB ASA	11
497	Telenor ASA	10
		21
Singapore 0.1%
2,200	Ascendas Real Estate Investment Trust	5
600	Singapore Exchange Ltd.	4
3,400	Singapore Telecommunications Ltd.	8
		17
Spain 0.5%
273	ACS Actividades de Construccion y Servicios SA	11
71	Aena SME SA	13	(c)
143	Amadeus IT Group SA	11
1,733	Banco Bilbao Vizcaya Argentaria SA	9
407	Endesa SA	10
1,364	Iberdrola SA	13
22	Iberdrola SA	—	*
377	Naturgy Energy Group SA	10
550	Red Electrica Corp. SA	10
		87
Sweden 0.1%
1,715	Skandinaviska Enskilda Banken AB, Class A	16

Switzerland 1.0%
163	Adecco Group AG	9	(d)
22	Geberit AG	10	(d)
208	Nestle SA	22	(d)
135	Nestle SA ADR	14
432	Novartis AG	40	(d)
54	Novartis AG ADR	5
101	Roche Holding AG	27	(d)
76	UBS Group AG	1	*
105	Zurich Insurance Group AG	36	(d)
		164
United Kingdom 1.3%
109	Aon PLC	21
1,012	Barratt Developments PLC	8
135	Berkeley Group Holdings PLC	6
95	Diageo PLC	4
1,798	GlaxoSmithKline PLC	37
422	Halma PLC	10
1,439	HSBC Holdings PLC	12
599	Imperial Brands PLC	15
54	Linde PLC	10
1,366	Marks & Spencer Group PLC	3
374	Micro Focus International PLC	8
145	Next PLC	11
404	RELX PLC	10
1,104	Sage Group PLC	10
40	Unilever NV	2
244	Unilever NV	14
446	Unilever PLC	27
32	Unilever PLC ADR	2
		210
United States 28.4%
244	Activision Blizzard, Inc.	12
35	Advance Auto Parts, Inc.	5
879	Aflac, Inc.	46
24	Air Products & Chemicals, Inc.	5
17	Alaska Air Group, Inc.	1
56	Alcoa Corp.	1	*
135	Alexion Pharmaceuticals, Inc.	15	*
51	Alphabet, Inc. Class A	62	*
24	Alphabet, Inc. Class C	29	*
524	Altice USA, Inc. Class A	14	*
106	Amazon.com, Inc.	198	*(b)
53	Ameren Corp.	4
77	American Electric Power Co., Inc.	7
52	American Homes 4 Rent Class A	1
242	Americold Realty Trust	8
131	AMETEK, Inc.	12
132	Amphenol Corp. Class A	12
362	Analog Devices, Inc.	42
20	Apergy Corp.	1	*
1,066	Apple, Inc.	227	(b)
45	Aptiv PLC	4
32	Ashland Global Holdings, Inc.	3
123	Assurant, Inc.	14
141	At Home Group, Inc.	1	*
2,149	AT&T, Inc.	73
37	Autodesk, Inc.	6	*
149	AvalonBay Communities, Inc.	31
413	AXA Equitable Holdings, Inc.	9
762	Bank of America Corp.	23
649	Baxter International, Inc.	54	(b)
18	Biogen, Inc.	4	*
87	BioMarin Pharmaceutical, Inc.	7	*
158	Black Knight, Inc.	10	*
13	BlackRock, Inc.	6
196	Blackstone Group, Inc. Class A	9
18	Blackstone Mortgage Trust, Inc. Class A	1
63	Boeing Co.	21
320	Boston Scientific Corp.	14	*
187	Bristol-Myers Squibb Co.	8
89	Cabot Oil & Gas Corp.	2
22	Cactus, Inc. Class A	1	*
234	Carlyle Group LP	6
303	Carnival Corp.	14
226	CDW Corp.	27

See Notes to Schedule of Investments

Number of Shares		Value† (000’s omitted)
43	Cheniere Energy, Inc.	$3	*(b)
464	Chevron Corp.	57	(b)
367	Chubb Ltd.	56
76	Cigna Corp.	13
1,625	Cisco Systems, Inc.	90	(b)
484	Citigroup, Inc.	34
404	Citizens Financial Group, Inc.	15
2,052	Comcast Corp. Class A	89
386	Comerica, Inc.	28
37	Concho Resources, Inc.	4
277	ConocoPhillips	16
29	Constellation Brands, Inc. Class A	6
28	Cooper Cos., Inc.	9
203	Crocs, Inc.	5	*
30	Crowdstrike Holdings, Inc. Class A	3	*
49	Crown Holdings, Inc.	3	*
972	CSX Corp.	68
48	Cummins, Inc.	8
26	Deere & Co.	4
57	Delphi Technologies PLC	1
348	Delta Air Lines, Inc.	21
80	Devon Energy Corp.	2
141	Discover Financial Services	13
294	DISH Network Corp. Class A	10	*
182	Dollar General Corp.	24
80	Dominion Energy, Inc.	6
119	DTE Energy Co.	15
46	Easterly Government Properties, Inc.	1
634	Eaton Corp. PLC	52	(b)
705	eBay, Inc.	29
24	Ecolab, Inc.	5
99	Electronic Arts, Inc.	9	*
89	Emerson Electric Co.	6
58	Entegris, Inc.	3
65	EOG Resources, Inc.	6
20	Equifax, Inc.	3
147	Equity LifeStyle Properties, Inc.	18
195	Equity Residential	15
28	Evergy, Inc.	2
931	Exelon Corp.	42
1,108	Exxon Mobil Corp.	82
227	Facebook, Inc. Class A	44	*(b)
22	FedEx Corp.	4
254	Ferguson PLC	19
465	FGL Holdings	4
405	Fidelity National Information Services, Inc.	54
72	FirstEnergy Corp.	3
149	FMC Corp.	13
61	Fortive Corp.	5
209	Gaming and Leisure Properties, Inc.	8
130	Garmin Ltd.	10
233	Gates Industrial Corp. PLC	3	*
57	General Dynamics Corp.	11
138	General Motors Co.	6
195	Gilead Sciences, Inc.	13
659	Hartford Financial Services Group, Inc.	38
129	Hill-Rom Holdings, Inc.	14
149	Home Depot, Inc.	32
430	Honeywell International, Inc.	74
31	Humana, Inc.	9
197	IHS Markit Ltd.	13	*
22	Illumina, Inc.	7	*
183	Intercontinental Exchange, Inc.	16
393	International Paper Co.	17
44	Intuit, Inc.	12
69	Invitation Homes, Inc.	2
41	Jacobs Engineering Group, Inc.	3
867	Johnson & Johnson	113	(b)
1,014	Johnson Controls International PLC	43
1,013	JPMorgan Chase & Co.	117	(b)
21	Kansas City Southern	3
20	Kennedy-Wilson Holdings, Inc.	—
207	Kinder Morgan, Inc.	4
17	Lear Corp.	2
121	Leidos Holdings, Inc.	10
75	Lennar Corp. Class A	4
60	Liberty Media Corp.-Liberty Formula One Class C	2	*
87	Lincoln National Corp.	6
541	LKQ Corp.	15	*
336	LyondellBasell Industries NV Class A	28
35	Marriott International, Inc. Class A	5
11	Martin Marietta Materials, Inc.	3
382	McDonald’s Corp.	80
179	Medtronic PLC	18	(b)
610	Merck & Co., Inc.	51
1,741	Microsoft Corp.	237	(b)
15	Mohawk Industries, Inc.	2	*
575	Mondelez International, Inc. Class A	31
114	Monster Beverage Corp.	7	*
311	Morgan Stanley	14
229	Motorola Solutions, Inc.	38
36	MSC Industrial Direct Co., Inc. Class A	3
63	Netflix, Inc.	20	*
79	Newmont Goldcorp Corp.	3
22	NextEra Energy Partners LP	1
61	NextEra Energy, Inc.	13
162	NIKE, Inc. Class B	14
101	NiSource, Inc.	3
31	NRG Energy, Inc.	1
359	Nucor Corp.	20
128	nVent Electric PLC	3
40	OGE Energy Corp.	2
253	Omnicom Group, Inc.	20
45	ONEOK, Inc.	3
8	Outfront Media, Inc.	—
12	Packaging Corp. of America	1
17	Parker-Hannifin Corp.	3
138	PayPal Holdings, Inc.	15	*
532	PepsiCo, Inc.	68
2,211	Pfizer, Inc.	86
188	Philip Morris International, Inc.	16
478	Phillips 66	49
28	Pioneer Natural Resources Co.	4
473	PNC Financial Services Group, Inc.	68	(b)
94	PPG Industries, Inc.	11
80	Premier, Inc. Class A	3	*
968	Procter & Gamble Co.	114
306	Progressive Corp.	25
34	Prologis, Inc.	3

See Notes to Schedule of Investments

Number of Shares		Value† (000’s omitted)
42	Proofpoint, Inc.	5	*
77	Range Resources Corp.	$—
98	Raytheon Co.	18
35	RealReal, Inc.	1	*
88	Redwood Trust, Inc.	1
165	Reinsurance Group of America, Inc.	26
42	Reliance Steel & Aluminum Co.	4
273	Republic Services, Inc.	24
190	Resideo Technologies, Inc.	4	*
106	Royal Caribbean Cruises Ltd.	12
52	S&P Global, Inc.	13
113	salesforce.com, Inc.	17	*
108	Schlumberger Ltd.	4
44	Sempra Energy	6
95	Sensata Technologies Holding PLC	4	*
139	Service Corp. International	6
11	Sherwin-Williams Co.	6
55	Simon Property Group, Inc.	9
54	Smartsheet, Inc. Class A	3	*
40	Southern Copper Corp.	1
3,216	Sprint Corp.	24	*
334	Sprouts Farmers Market, Inc.	6	*
48	Stanley Black & Decker, Inc.	7
151	Starbucks Corp.	14
342	Starwood Property Trust, Inc.	8
33	Steel Dynamics, Inc.	1
255	STERIS PLC	38
66	Sysco Corp.	5
297	T-Mobile US, Inc.	24	*
517	TE Connectivity Ltd.	48
11	Teradata Corp.	—	*
722	Texas Instruments, Inc.	90	(b)
77	Textron, Inc.	4
178	Thermo Fisher Scientific, Inc.	49
75	Tiffany & Co.	7
30	Toll Brothers, Inc.	1
112	Tractor Supply Co.	12
129	TransUnion	11
217	Travelers Cos., Inc.	32
88	U.S. Bancorp	5
40	Uber Technologies, Inc.	2	*
165	Union Pacific Corp.	30
36	United Rentals, Inc.	5	*
100	United Technologies Corp.	13
352	UnitedHealth Group, Inc.	88
26	Universal Display Corp.	5
344	US Foods Holding Corp.	12	*
71	Valero Energy Corp.	6
17	Verisk Analytics, Inc.	3
1,214	Verizon Communications, Inc.	67
33	Versum Materials, Inc.	2
57	Vertex Pharmaceuticals, Inc.	9	*
183	Viacom, Inc. Class B	6
224	Visa, Inc. Class A	40	(b)
166	Vistra Energy Corp.	4
764	Walmart, Inc.	84	(b)
14	Walt Disney Co.	2
146	WEC Energy Group, Inc.	12
53	Western Digital Corp.	3
22	Westlake Chemical Corp.	1
35	WEX, Inc.	8	*
139	Weyerhaeuser Co.	4
93	Whirlpool Corp.	14
145	Williams Cos., Inc.	4
166	WP Carey, Inc.	14
162	WPX Energy, Inc.	2	*
31	WR Grace & Co.	2
615	Xerox Corp.	20
144	Zimmer Biomet Holdings, Inc.	19
91	Zoetis, Inc.	10
		4,806

Total Common Stocks (Cost $6,039)		6,354

Principal Amount (000’s omitted)
U.S. Treasury Obligations 7.5%
$50	U.S. Treasury Bill, 2.34%, due 1/2/2020	50	(b)(e)
	U.S. Treasury Bonds
105	2.75%, due 8/15/2042	110
40	2.25%, due 8/15/2046	38
	U.S. Treasury Inflation-Indexed Bonds(f)
62	2.00%, due 1/15/2026	69
57	0.50%, due 1/15/2028	58
87	3.63%, due 4/15/2028	112
117	0.88%, due 1/15/2029	123
95	3.88%, due 4/15/2029	127
7	3.38%, due 4/15/2032	10
49	1.00%, due 2/15/2046	51
	U.S. Treasury Notes
35	2.50%, due 6/30/2020	35
290	2.88% , due 5/31/2025–8/15/2028	307
40	2.25%, due 2/15/2027	41
140	2.75%, due 2/15/2028	148
Total U.S. Treasury Obligations (Cost $1,241)		1,279

U.S. Government Agency Securities 0.6%
80	Federal Home Loan Bank, 5.50%, due 7/15/2036 (Cost $105)	111

Mortgage-Backed Securities 7.5%
Collateralized Mortgage Obligations 1.8%
	Fannie Mae Connecticut Avenue Securities
28	Ser. 2017-C02, Class 2M2, (1 month USD LIBOR + 3.65%), 5.92%, due 9/25/2029	30	(g)
25	Ser. 2017-C03, Class 1M2, (1 month USD LIBOR + 3.00%), 5.27%, due 10/25/2029	26	(g)
70	Ser. 2017-C04, Class 2M2, (1 month USD LIBOR + 2.85%), 5.12%, due 11/25/2029	72	(g)
75	Ser. 2017-C05, Class 1M2, (1 month USD LIBOR + 2.20%), 4.47%, due 1/25/2030	75	(g)
55	Ser. 2017-C06, Class 1M2, (1 month USD LIBOR + 2.65%), 4.92%, due 2/25/2030	57	(g)
20	Ser. 2017-C06, Class 2M2, (1 month USD LIBOR + 2.80%), 5.07%, due 2/25/2030	21	(g)

See Notes to Schedule of Investments

Principal Amount		Value†
(000’s omitted)		(000’s omitted)
$20	Ser. 2018-C02, Class 2M2, (1 month USD LIBOR + 2.20%), 4.47%, due 8/25/2030	$20	(g)
		301
Fannie Mae 3.8%
	Pass-Through Certificates
90	3.00%, TBA, 30 Year Maturity	91	(h)
25	3.50%, TBA, 15 Year Maturity	26	(h)
170	3.50%, TBA, 30 Year Maturity	174	(h)
315	4.00%, TBA, 30 Year Maturity	326	(h)
30	4.50%, TBA, 30 Year Maturity	31	(h)
		648
Ginnie Mae 1.9%
	Pass-Through Certificates
80	3.00%, TBA, 30 Year Maturity	82	(h)
120	3.50%, TBA, 30 Year Maturity	124	(h)
105	4.00%, TBA, 30 Year Maturity	109	(h)
		315
Total Mortgage-Backed Securities (Cost $1,258)		1,264

Corporate Bonds 7.3%
Belgium 0.4%
	Anheuser-Busch InBev Worldwide, Inc.
15	4.60%, due 4/15/2048	17
20	4.75%, due 4/15/2058	22
15	5.80%, due 1/23/2059	19
10	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 2/1/2036	11
		69
Canada 0.1%
15	Canadian Natural Resources Ltd., 4.95%, due 6/1/2047	17

Ireland 0.1%
20	Avolon Holdings Funding Ltd., 3.95%, due 7/1/2024	20	(i)

Mexico 0.2%
25	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	26	(i)

South Africa 0.1%
10	Anglo American Capital PLC, 4.50%, due 3/15/2028	11	(i)

Spain 0.1%
15	Banco Santander SA, 3.80%, due 2/23/2028	15

United Kingdom 0.7%
15	AstraZeneca PLC, 3.50%, due 8/17/2023	16
45	Barclays PLC, 4.38%, due 1/12/2026	47
15	BAT Capital Corp., 4.54%, due 8/15/2047	14
30	HSBC Holdings PLC, 6.00%, due 5/22/2027	30	(j)(k)
10	Nationwide Building Society, 4.30%, due 3/8/2029	10	(i)(j)
		117
United States 5.6%
20	AbbVie, Inc., 4.70%, due 5/14/2045	20
20	Apple, Inc., 4.65%, due 2/23/2046	24
	AT&T, Inc.
5	4.35%, due 6/15/2045	5
20	5.45%, due 3/1/2047	23
15	4.50%, due 3/9/2048	15
20	AXA Equitable Holdings, Inc., 5.00%, due 4/20/2048	21
	Bank of America Corp.
15	2.74%, due 1/23/2022	15	(j)
20	3.71%, due 4/24/2028	21	(j)
15	3.97%, due 3/5/2029	16	(j)
	Citigroup, Inc.
30	3.89%, due 1/10/2028	32	(j)
10	3.52%, due 10/27/2028	10	(j)
	Comcast Corp.
10	4.00%, due 8/15/2047	11
25	4.95%, due 10/15/2058	30
15	Concho Resources, Inc., 4.88%, due 10/1/2047	17
25	CVS Health Corp., 5.05%, due 3/25/2048	27
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
30	5.45%, due 6/15/2023	32	(i)
15	6.02%, due 6/15/2026	17	(i)
20	DTE Energy Co., Ser. C, 3.40%, due 6/15/2029	21
	Energy Transfer Operating L.P.
30	Ser. B, 6.63%, due 2/15/2028	29	(j)(k)
5	Ser. 20Y, 5.80%, due 6/15/2038	6
15	6.25%, due 4/15/2049	18
10	Fox Corp., 4.71%, due 1/25/2029	11	(i)
5	General Motors Financial Co., Inc., 5.10%, due 1/17/2024	5
	Goldman Sachs Group, Inc.
15	3.69%, due 6/5/2028	16	(j)
30	3.81%, due 4/23/2029	31	(j)
20	4.02%, due 10/31/2038	21	(j)
10	5.15%, due 5/22/2045	12
15	Halfmoon Parent, Inc., 4.80%, due 8/15/2038	16	(i)
	HCA, Inc.
10	4.13%, due 6/15/2029	10
20	5.25%, due 6/15/2049	21
15	HP Enterprise Co., 3.60%, due 10/15/2020	15
	IBM Corp.
50	4.15%, due 5/15/2039	54
25	4.25%, due 5/15/2049	27
15	JPMorgan Chase & Co., 3.88%, due 7/24/2038	16	(j)
20	Kinder Morgan Energy Partners L.P., 4.15%, due 2/1/2024	21
20	Kinder Morgan, Inc., 5.55%, due 6/1/2045	23
5	Kroger Co., 5.40%, due 1/15/2049	6
25	Marathon Oil Corp., 4.40%, due 7/15/2027	26
30	Morgan Stanley, 3.59%, due 7/22/2028	31	(j)
20	MPLX L.P., 4.70%, due 4/15/2048	20
	Shire Acquisitions Investments Ireland DAC
25	2.40%, due 9/23/2021	25

See Notes to Schedule of Investments

Principal Amount		Value†
(000’s omitted)		(000’s omitted)
$15	3.20%, due 9/23/2026	$15
40	Synchrony Financial, 2.85%, due 7/25/2022	40
20	UnitedHealth Group, Inc., 3.88%, due 8/15/2059	20
15	Verizon Communications, Inc., 4.52%, due 9/15/2048	17
15	Walmart, Inc., 3.25%, due 7/8/2029	16
30	Zimmer Biomet Holdings, Inc., 3.55%, due 4/1/2025	31
		956
Total Corporate Bonds (Cost $1,160)		1,231

Asset-Backed Securities 2.3%
100	American Express Credit Account Master Trust, Ser. 2019-1, Class A, 2.87%, due 10/15/2024	102
100	Bear Stearns Asset-Backed Securities Trust, Ser. 2006-SD2, Class M2, (1 month USD LIBOR + 0.80%), 3.07%, due 6/25/2036	100	(g)
20	Capital One Multi-Asset Execution Trust, Ser. 2016-A7, Class A7, (1 month USD LIBOR + 0.51%), 2.84%, due 9/16/2024	20	(g)
	World Omni Auto Receivables Trust
70	Ser. 2019-A, Class A3, 3.04%, due 5/15/2024	71
90	Ser. 2018-C, Class A3, 3.13%, due 11/15/2023	92
Total Asset-Backed Securities (Cost $372)		385

Number of Shares
Exchange-Traded Funds 1.9%
2,850	iShares TIPS Bond ETF (Cost $322)	329

Investment Companies(l)34.4%
118,798	Neuberger Berman Commodity Strategy Fund Institutional Class	706
23,216	Neuberger Berman Emerging Markets Debt Fund Institutional Class	202
51,073	Neuberger Berman Emerging Markets Equity Fund Class R6	991
39,179	Neuberger Berman Floating Rate Income Fund Institutional Class	380
14,082	Neuberger Berman Genesis Fund Class R6	843
81,172	Neuberger Berman High Income Bond Fund Class R6	693
146,817	Neuberger Berman International Select Fund Class R6	1,828	(m)
18,623	Neuberger Berman Short Duration High Income Fund Institutional Class	178
Total Investment Companies (Cost $5,495)		5,821

Total Purchased Options(o) 0.0%(a) (Cost $1)		1
Short-Term Investments 0.3%
Investment Companies 0.3%
51,380	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.26%(n) (Cost $51)	$51	(m)
Total Investments 99.3% (Cost $16,044)		16,826
Other Assets Less Liabilities 0.7%		115	(p)

Net Assets 100.0%		$16,941

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	All or a portion of the security is pledged as collateral for futures and/or options written.
(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2019 amounted to approximately $13,000, which represents 0.1% of net assets of the Fund.

(d)	All or a portion of this security was purchased on a delayed delivery basis.
(e)	Rate shown was the discount rate at the date of purchase.
(f)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(g)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2019 and changes periodically.
(h)

TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2019 amounted to approximately $963,000, which represents 5.7% of net assets of the Fund.

(i)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2019, these securities amounted to approximately $143,000, which represents 0.8% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(j)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

See Notes to Schedule of Investments

(k)	Perpetual Bond Security. The rate reflected was the rate in effect on July 31, 2019. The maturity date reflects the next call date.
(l)	Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note § below).
(m)

All or a portion of this security is segregated in connection with obligations for TBA (To Be Announced) securities, delayed delivery securities, options written, futures, forward foreign currency contracts and/or swaps with a total value of approximately $1,879,000.

(n)	Represents 7-day effective yield as of July 31, 2019.
(o)	See “Purchased option contracts” under Derivative Instruments.
(p)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2019.

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000’s omitted)	Percentage of Net Assets
Investment Companies*	$5,821	34.4%
U.S. Treasury Obligations	1,279	7.6%
Mortgage-Backed Securities	1,264	7.5%
Banks	782	4.6%
Pharmaceuticals	528	3.1%
Insurance	433	2.6%
Asset-Backed Securities	385	2.3%
Exchange-Traded Funds*	329	1.9%
Oil, Gas & Consumable Fuels	320	1.9%
Software	310	1.8%
Technology Hardware, Storage & Peripherals	267	1.6%
Internet & Direct Marketing Retail	235	1.4%
Diversified Telecommunication Services	223	1.3%
Media	185	1.1%
IT Services	180	1.1%
Computers	169	1.0%
Health Care Equipment & Supplies	166	1.0%
Beverages	161	0.9%
Semiconductors & Semiconductor Equipment	160	0.9%
Equity Real Estate Investment Trusts	148	0.9%
Food & Staples Retailing	147	0.9%
Hotels, Restaurants & Leisure	136	0.8%
Interactive Media & Services	135	0.8%
Communications Equipment	128	0.8%
Health Care Providers & Services	121	0.7%
Pipelines	117	0.7%
Electronic Equipment, Instruments & Components	115	0.7%
Household Products	114	0.7%
Electric Utilities	113	0.7%
U.S. Government Agency Securities	111	0.7%
Chemicals	110	0.6%
Road & Rail	109	0.6%
Metals & Mining	102	0.6%
Trading Companies & Distributors	83	0.5%
Wireless Telecommunication Services	82	0.5%
Capital Markets	79	0.5%
Electrical Equipment	77	0.5%
Industrial Conglomerates	76	0.4%
Professional Services	76	0.4%
Diversified Financial Services	73	0.4%
Food Products	71	0.4%
Aerospace & Defense	67	0.4%
Specialty Retail	62	0.4%
Oil & Gas	60	0.3%
Telecommunications	60	0.3%
Household Durables	58	0.3%
Building Products	57	0.3%
Life Sciences Tools & Services	56	0.3%
Automobiles	54	0.3%
Entertainment	51	0.3%
Healthcare - Services	51	0.3%
Multiline Retail	50	0.3%
Biotechnology	48	0.3%
Construction & Engineering	46	0.3%
Multi-Utilities	46	0.3%
Personal Products	45	0.3%
Tobacco	44	0.3%
Machinery	34	0.2%
Commercial Services & Supplies	32	0.2%
Food	32	0.2%
Healthcare - Products	31	0.2%
Textiles, Apparel & Luxury Goods	31	0.2%
Airlines	22	0.1%
Containers & Packaging	21	0.1%
Electric	21	0.1%
Gas Utilities	19	0.1%
Retail	16	0.1%
Distributors	15	0.1%
Agriculture	14	0.1%
Consumer Finance	13	0.1%
Transportation Infrastructure	13	0.1%
Mining	11	0.1%
Auto Components	10	0.1%
Mortgage Real Estate Investment	10	0.1%
Savings & Loans	10	0.1%
Construction Materials	6	0.0%
Diversified Consumer Services	6	0.0%
Energy Equipment & Services	6	0.0%
Independent Power and Renewable Electricity Producers	6	0.0%
Real Estate Management & Development	6	0.0%
Auto Manufacturers	5	0.0%
Paper & Forest Products	5	0.0%
Air Freight & Logistics	4	0.0%
Short-Term Investments and Other Assets-Net	167	1.0%

	$16,941	100.0%

*               Each position is an Investment Company under the 1940 Act, as amended, and is not treated as an industry for purposes of the Fund’s policy on industry concentration. This represents the aggregate of all investment companies.

See Notes to Schedule of Investments

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2019	1	ASX SPI 200 Index	$115,434	$2,616
9/2019	4	Euro-Bund	775,210	8,456
9/2019	9	Euro STOXX 50 Index	344,919	(2,192)
9/2019	11	MSCI Emerging Markets Index	564,080	(17,843)
9/2019	2	Russell 2000 E-Mini Index	157,670	860
9/2019	1	S&P 500 E-Mini Index	149,115	756
9/2019	1	TOPIX Index	143,947	1,103
9/2019	2	United Kingdom Long Gilt Bond	323,069	5,035
9/2019	5	U.S. Treasury Long Bond	777,969	2,829
9/2019	4	U.S. Treasury Note, 2 Year	857,625	1,687
9/2019	2	U.S. Treasury Note, 5 Year	235,110	(809)
9/2019	13	U.S. Treasury Note, 10 Year	1,656,484	11,000
Total Long Futures Positions			$6,100,632	$13,498

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
8/2019	1	HSCEI Index	$(68,196)	$1,322
9/2019	1	Canadian Bond, 10 Year	(107,827)	311
9/2019	4	Euro-Bund	(775,210)	(18,075)
9/2019	1	FTSE 100 Index	(91,639)	(1,277)
9/2019	3	MSCI World Index	(192,810)	(3,480)
9/2019	1	S&P 500 E-Mini Index	(149,115)	717
9/2019	5	U.S. Treasury Long Bond	(777,969)	(17,109)
9/2019	2	U.S. Treasury Note, Ultra 10 Year	(275,687)	(4,368)
9/2019	1	U.S. Treasury Ultra Long Bond	(177,563)	(4,222)
9/2019	6	U.S. Treasury Note, 5 Year	(705,328)	(1,958)
Total Short Futures Positions			$(3,321,344)	$(48,139)
Total Futures				$(34,641)

At July 31, 2019, the Fund had $224,042 deposited in a segregated account to cover margin requirements on open futures. The Fund had securities pledged in the amount of $24,784 to cover collateral requirements on open futures.

Forward foreign currency contracts (“forward contracts”)

At July 31, 2019, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
192,062	USD	275,338	AUD	SCB	10/17/2019	$3,298
32,895	USD	47,525	AUD	SCB	10/17/2019	313
378,994	USD	545,743	AUD	CITI	10/17/2019	4,848
607,447	USD	875,212	AUD	JPM	10/17/2019	7,426
94,296	USD	135,862	AUD	JPM	10/17/2019	1,153
319,017	USD	455,977	AUD	RBC	10/17/2019	6,412
99,565	USD	142,310	AUD	RBC	10/17/2019	2,001
129,092	USD	185,824	AUD	SSB	10/17/2019	1,696
42,707	USD	162,066	BRL	CITI	10/17/2019	493
115,021	USD	150,186	CAD	SCB	10/17/2019	1,070
9,785	USD	12,874	CAD	SCB	10/17/2019	17
592,773	USD	776,236	CAD	GSI	10/17/2019	3,816
48,787	USD	63,593	CAD	GSI	10/17/2019	536
13,531	USD	17,719	CAD	GSI	10/17/2019	87

See Notes to Schedule of Investments

492,756	USD	645,845	CAD	JPM	10/17/2019	2,731
339,719	USD	442,694	CAD	RBC	10/17/2019	3,832
84,055	USD	109,534	CAD	RBC	10/17/2019	948
843,957	USD	1,105,689	CAD	SSB	10/17/2019	5,033
252,896	USD	248,005	CHF	SCB	10/17/2019	1,825
41,146	USD	40,505	CHF	SCB	10/17/2019	140
236,056	USD	231,993	CHF	CITI	10/17/2019	1,194
40,826	USD	40,143	CHF	JPM	10/17/2019	186
468,665	USD	458,090	CHF	RBC	10/17/2019	4,911
115,900	USD	113,285	CHF	RBC	10/17/2019	1,215
742,455	USD	730,784	CHF	SG	10/17/2019	2,636
368,803	USD	362,546	CHF	SSB	10/17/2019	1,774
41,121	USD	935,156	CZK	GSI	10/17/2019	799
323,827	USD	286,466	EUR	CITI	10/17/2019	4,763
290,785	USD	257,236	EUR	CITI	10/17/2019	4,277
46,028	USD	41,007	EUR	CITI	10/17/2019	355
44,558	USD	39,331	EUR	GSI	10/17/2019	752
7,286	USD	6,421	EUR	GSI	10/17/2019	134
2,195,729	USD	1,941,915	EUR	SSB	10/17/2019	32,837
174,376	USD	138,691	GBP	SCB	10/17/2019	5,097
102,527	USD	81,545	GBP	SCB	10/17/2019	2,997
348,929	USD	278,202	GBP	CITI	10/17/2019	9,371
235,990	USD	188,155	GBP	CITI	10/17/2019	6,338
493,070	USD	392,876	GBP	GSI	10/17/2019	13,547
11,950	USD	9,504	GBP	GSI	10/17/2019	350
758,855	USD	605,058	GBP	SSB	10/17/2019	20,353
66,462	USD	19,194,228	HUF	CITI	10/17/2019	1,015
124,259	USD	13,393,429	JPY	SCB	10/17/2019	444
102,334	USD	11,018,685	JPY	GSI	10/17/2019	472
221,388	USD	23,945,221	JPY	JPM	10/17/2019	27
128,129	USD	13,858,419	JPY	JPM	10/17/2019	16
287,558	USD	30,860,584	JPY	RBC	10/17/2019	2,269
482,874	USD	52,210,004	JPY	SSB	10/17/2019	220
860,570	MXN	43,969	USD	CITI	10/17/2019	379
1,180,153	MXN	60,314	USD	GSI	10/17/2019	504
2,828,615	MXN	145,164	USD	SSB	10/17/2019	606
50,787	USD	981,323	MXN	GSI	10/17/2019	215
219,765	USD	1,895,813	NOK	SCB	10/17/2019	5,309
56,682	USD	488,972	NOK	SCB	10/17/2019	1,369
52,299	USD	446,475	NOK	CITI	10/17/2019	1,793
48,145	USD	412,443	NOK	CITI	10/17/2019	1,490
38,566	USD	330,469	NOK	GSI	10/17/2019	1,183
518,604	USD	4,473,217	NOK	JPM	10/17/2019	12,590
58,363	USD	503,444	NOK	SSB	10/17/2019	1,414
517,783	USD	783,084	NZD	SCB	10/17/2019	2,828
66,973	USD	100,925	NZD	SCB	10/17/2019	605
85,230	USD	128,900	NZD	SCB	10/17/2019	466
70,879	USD	106,399	NZD	CITI	10/17/2019	911
54,522	USD	81,712	NZD	GSI	10/17/2019	789
48,803	USD	73,309	NZD	GSI	10/17/2019	595
64,811	USD	98,029	NZD	JPM	10/17/2019	347
59,848	USD	90,523	NZD	JPM	10/17/2019	321
260,032	USD	389,204	NZD	RBC	10/17/2019	4,092
512,777	USD	775,642	NZD	SG	10/17/2019	2,716
319,362	USD	482,532	NZD	SSB	10/17/2019	2,050
236,965	USD	358,037	NZD	SSB	10/17/2019	1,521
21,073	USD	79,792	PLN	GSI	10/17/2019	447
451,118	USD	4,244,026	SEK	CITI	10/17/2019	9,392
364,016	USD	3,424,594	SEK	CITI	10/17/2019	7,579
812,015	USD	7,593,397	SEK	GSI	10/17/2019	21,681
477,229	USD	4,462,715	SEK	GSI	10/17/2019	12,742
89,092	USD	838,668	SEK	JPM	10/17/2019	1,802
105,722	USD	993,096	SEK	SG	10/17/2019	2,359
88,686	USD	837,830	SEK	SSB	10/17/2019	1,483
Total unrealized appreciation						$267,602

44,588	AUD	31,102	USD	SCB	10/17/2019	$(534)
439,041	AUD	304,894	USD	CITI	10/17/2019	(3,900)
15,174	AUD	10,618	USD	GSI	10/17/2019	(215)
976,910	AUD	681,795	USD	GSI	10/17/2019	(12,053)

See Notes to Schedule of Investments

1,115,670	AUD	778,637	USD	GSI	10/17/2019	(13,765)
161,797	AUD	112,285	USD	SG	10/17/2019	(1,361)
36,708	AUD	25,501	USD	SSB	10/17/2019	(335)
181,461	BRL	47,725	USD	GSI	10/17/2019	(458)
485,268	BRL	127,786	USD	SSB	10/17/2019	(1,384)
100,372	CAD	76,871	USD	SCB	10/17/2019	(715)
507,103	CAD	387,065	USD	CITI	10/17/2019	(2,308)
631,548	CAD	482,052	USD	CITI	10/17/2019	(2,875)
20,648	CAD	15,818	USD	GSI	10/17/2019	(152)
114,409	CAD	87,290	USD	JPM	10/17/2019	(484)
980,499	CAD	748,930	USD	SG	10/17/2019	(4,992)
372,231	CAD	284,119	USD	SSB	10/17/2019	(1,694)
165,674	CHF	168,941	USD	SCB	10/17/2019	(1,219)
69,613	CHF	70,928	USD	CITI	10/17/2019	(454)
69,644	CHF	71,107	USD	CITI	10/17/2019	(602)
265,708	CHF	270,361	USD	CITI	10/17/2019	(1,368)
48,144	CHF	49,079	USD	GSI	10/17/2019	(340)
345,367	CHF	352,078	USD	GSI	10/17/2019	(2,440)
27,741	CHF	28,213	USD	JPM	10/17/2019	(129)
563,071	CHF	572,789	USD	SSB	10/17/2019	(2,756)
2,101,500	CLP	3,066	USD	CITI	10/17/2019	(79)
28,685,698	CLP	41,866	USD	GSI	10/17/2019	(1,103)
935,093	CZK	41,154	USD	CITI	10/17/2019	(835)
20,648	EUR	23,111	USD	SCB	10/17/2019	(113)
51,252	EUR	57,920	USD	SCB	10/17/2019	(836)
175,426	EUR	198,251	USD	SCB	10/17/2019	(2,862)
61,374	EUR	69,638	USD	GSI	10/17/2019	(1,280)
228,318	EUR	258,047	USD	JPM	10/17/2019	(3,748)
1,333,040	EUR	1,506,615	USD	JPM	10/17/2019	(21,884)
1,444	EUR	1,640	USD	RBC	10/17/2019	(31)
71,655	EUR	81,358	USD	RBC	10/17/2019	(1,549)
9,179	EUR	10,375	USD	SG	10/17/2019	(151)
222,006	EUR	251,023	USD	SSB	10/17/2019	(3,754)
9,933	GBP	12,289	USD	SCB	10/17/2019	(166)
452,186	GBP	567,506	USD	GSI	10/17/2019	(15,592)
98,181	GBP	122,980	USD	JPM	10/17/2019	(3,146)
606,313	GBP	759,459	USD	JPM	10/17/2019	(19,425)
155,793	GBP	196,083	USD	RBC	10/17/2019	(5,930)
245,824	GBP	309,397	USD	RBC	10/17/2019	(9,357)
107,798	GBP	135,046	USD	SG	10/17/2019	(3,474)
276,741	GBP	347,084	USD	SSB	10/17/2019	(9,309)
6,330,030	HUF	21,994	USD	GSI	10/17/2019	(411)
9,341,585	JPY	86,491	USD	SCB	10/17/2019	(133)
50,466,164	JPY	468,207	USD	SCB	10/17/2019	(1,675)
241,370	JPY	2,232	USD	CITI	10/17/2019	(1)
27,314,870	JPY	252,572	USD	CITI	10/17/2019	(60)
2,457,791	JPY	22,822	USD	GSI	10/17/2019	(101)
6,077,126	JPY	56,440	USD	GSI	10/17/2019	(260)
48,009,672	JPY	447,353	USD	RBC	10/17/2019	(3,529)
79,690,559	JPY	737,033	USD	SSB	10/17/2019	(337)
144,340	USD	15,617,632	JPY	SG	10/17/2019	(36)
293,499	USD	5,721,472	MXN	CITI	10/17/2019	(1,353)
1,160	USD	22,688	MXN	GSI	10/17/2019	(10)
389,353	NOK	44,563	USD	CITI	10/17/2019	(519)
3,347,426	NOK	388,179	USD	CITI	10/17/2019	(9,516)
4,387,187	NOK	508,754	USD	CITI	10/17/2019	(12,471)
212,549	NOK	24,804	USD	GSI	10/17/2019	(761)
365,313	NOK	42,353	USD	JPM	10/17/2019	(1,028)
835,587	NOK	97,946	USD	RBC	10/17/2019	(3,424)
1,427,648	NOK	167,346	USD	RBC	10/17/2019	(5,849)
2,247,380	NOK	260,726	USD	SG	10/17/2019	(6,501)
1,392,007	NOK	160,038	USD	SSB	10/17/2019	(2,573)
1,469,634	NOK	170,372	USD	SSB	10/17/2019	$(4,125)
761,667	NZD	504,071	USD	CITI	10/17/2019	(3,200)
808,612	NZD	535,139	USD	CITI	10/17/2019	(3,398)
1,274,100	NZD	848,187	USD	GSI	10/17/2019	(10,342)
46,355	NZD	30,970	USD	RBC	10/17/2019	(487)
248,983	PLN	65,539	USD	CITI	10/17/2019	(1,178)
649,517	SEK	69,434	USD	SCB	10/17/2019	(1,832)
2,019,344	SEK	215,871	USD	SCB	10/17/2019	(5,694)

See Notes to Schedule of Investments

433,956	SEK	46,502	USD	GSI	10/17/2019	(1,335)
5,160	SEK	548	USD	JPM	10/17/2019	(11)
1,768,844	SEK	189,698	USD	RBC	10/17/2019	(5,593)
3,516,399	SEK	377,112	USD	RBC	10/17/2019	(11,119)
910,520	SEK	96,773	USD	SSB	10/17/2019	(2,005)
15,032,149	SEK	1,597,671	USD	SSB	10/17/2019	(33,098)
641,710	ZAR	44,656	USD	CITI	10/17/2019	(328)
Total unrealized depreciation						$(295,449)
Total net unrealized depreciation						$(27,847)

Total return basket swap contracts (“total return basket swaps”)

At July 31, 2019, the Fund had outstanding total return basket swaps(a) as follows:

Over-the-counter total return basket swaps - Long (b)

Counterparty	Reference Entity	Effective Variable Rate(d)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBNBEU	(0.52)%	(0.20)%	3M EURIBOR	T/3M	5/23/2020	$936

(a)           The following table represents required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBEU
CNH Industrial NV	11	$830	$21	2.3%
Veolia Environnement SA	4	802	20	2.2%
Koninklijke DSM NV	1	796	20	2.2%
Edenred	2	793	20	2.2%
Akzo Nobel NV	1	785	20	2.2%
Ageas	2	761	19	2.1%
Volkswagen AG	1	761	19	2.1%
Aegon NV	22	761	19	2.1%
RWE AG	4	758	19	2.1%
Bayerische Motoren Werke AG	1	743	19	2.1%
Hannover Rueck SE	1	743	19	2.1%
Fortum OYJ	5	743	19	2.1%
OMV AG	2	741	19	2.1%
Porsche Automobil Holding SE	2	740	19	2.1%
UniCredit SpA	9	737	19	2.1%
Assicurazioni Generali SpA	6	737	19	2.1%
Fiat Chrysler Automobiles NV	8	736	19	2.1%
Engie SA	7	775	20	2.1%
Ferrovial SA	4	771	20	2.1%
Solvay SA	1	769	20	2.1%
Deutsche Bank AG	14	765	19	2.1%
Carrefour SA	5	728	19	2.0%
ING Groep NV	9	727	18	2.0%
Intesa Sanpaolo SpA	47	722	18	2.0%
Atos SE	1	722	18	2.0%
Merck KGaA	1	721	18	2.0%
ArcelorMittal	6	717	18	2.0%
Sodexo SA	1	713	18	2.0%
Erste Group Bank AG	3	711	18	2.0%
AP Moller - Maersk A/S	—	707	18	2.0%
Renault SA	2	706	18	2.0%
Credit Agricole SA	8	706	18	2.0%
Brenntag AG	2	700	18	2.0%
Galp Energia SGPS SA	6	699	18	2.0%
Daimler AG	2	697	18	1.9%
Repsol SA	6	691	18	1.9%
Endesa SA	4	690	18	1.9%
ACS Actividades de Construccion y Servic	2	686	17	1.9%
HeidelbergCement AG	1	679	17	1.9%
Telefonica SA	12	675	17	1.9%
ABN AMRO Group NV	5	674	17	1.9%
Banco Santander SA	22	674	17	1.9%
Koninklijke KPN NV	33	673	17	1.9%
NN Group NV	2	662	17	1.8%

See Notes to Schedule of Investments

Electricite de France SA	7	655	17	1.8%
Banco Bilbao Vizcaya Argentaria SA	18	646	16	1.8%
Societe Generale SA	4	631	16	1.8%
Red Electrica Corp SA	5	611	16	1.7%
Naturgy Energy Group SA	3	604	15	1.7%
CaixaBank SA	32	570	15	1.6%
		$35,844	$911
Accrued Net Interest Receivable/(Payable)			25
Total Return Basket Swaps, at Value			$936

Over-the-counter total return basket swaps - Short (c)

Counterparty	Reference Entity	Effective Variable Rate(d)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
JPM	JPNBEDFN	(0.51)%	(0.15)%	3M EURIBOR	3M/T	5/22/2020	$625

(a)           The following table represents required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBEDFN
Continental AG	(2)	$(806)	$14	2.2%
Henkel AG & Co KGaA	(3)	(804)	14	2.2%
MTU Aero Engines AG	(1)	(791)	13	2.1%
adidas AG	(1)	(790)	13	2.1%
Danone SA	(3)	(786)	13	2.1%
Sodexo SA	(3)	(767)	13	2.1%
Legrand SA	(4)	(767)	13	2.1%
Wolters Kluwer NV	(4)	(766)	13	2.1%
Hermes International	—	(766)	13	2.1%
Koninklijke Ahold Delhaize NV	(12)	(765)	13	2.1%
Bayerische Motoren Werke AG	(4)	(762)	13	2.1%
Merck KGaA	(3)	(761)	13	2.0%
Orsted A/S	(3)	(761)	13	2.0%
Iberdrola SA	(29)	(761)	13	2.0%
UCB SA	(4)	(758)	13	2.0%
Coloplast A/S	(2)	(756)	13	2.0%
Deutsche Boerse AG	(2)	(754)	13	2.0%
Sanofi	(3)	(778)	13	2.0%
Novo Nordisk A/S	(6)	(776)	13	2.0%
Air Liquide SA	(2)	(772)	13	2.0%
Pernod Ricard SA	(2)	(769)	13	2.0%
Airbus SE	(2)	(754)	13	2.0%
Dassault Systemes SE	(2)	(753)	13	2.0%
Endesa SA	(11)	(752)	13	2.0%
LVMH Moet Hennessy Louis Vuitton SE	(1)	(751)	13	2.0%
Amadeus IT Group SA	(4)	(749)	13	2.0%
Kerry Group PLC	(2)	(748)	13	2.0%
Industria de Diseno Textil SA	(9)	(745)	13	2.0%
Heineken NV	(3)	(744)	13	2.0%
KBC Group NV	(4)	(744)	13	2.0%
Thales SA	(2)	(743)	13	2.0%
Neste Oyj	(8)	(743)	13	2.0%
Munich Re	(1)	(741)	13	2.0%
ING Groep NV	(24)	(738)	12	2.0%
Red Electrica Corp SA	(14)	(738)	12	2.0%
Unilever NV	(5)	(737)	12	2.0%
Allianz SE	(1)	(736)	12	2.0%
AXA SA	(11)	(735)	12	2.0%
L’Oreal SA	(1)	(735)	12	2.0%
E.ON SE	(26)	(732)	12	2.0%
Terna Rete Elettrica Nazionale SpA	(43)	(726)	12	1.9%
Enel SpA	(38)	(726)	12	1.9%
Snam SpA	(53)	(723)	12	1.9%
Vestas Wind Systems A/S	(3)	(719)	12	1.9%
TOTAL SA	(5)	(714)	12	1.9%
Aena SME SA	(1)	(713)	12	1.9%
Publicis Groupe SA	(5)	(704)	12	1.9%
Kering SA	—	(687)	12	1.8%
Michelin	(2)	(685)	12	1.8%
Sampo Oyj	(6)	(684)	12	1.8%
		$(37,415)	$635
Accrued Net Interest Receivable/(Payable)			(10)
Total Return Basket Swaps, at Value			$625

See Notes to Schedule of Investments

(b)         The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)          The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(d)         Effective rate at July 31, 2019.

Total return swap contracts (“total return swaps”)

At July 31, 2019, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Long (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	CSI 300 Net Return Index	CNY	191,500	8/19/2019	1.68%	(1.45)%	6M CNH HIBOR	T/6M(d)	$3,299	$(106)	$3,193
CITI	S&P 500 Financials Sector Total Return Index	USD	108,805	4/24/2020	2.50%	0.20%	3M USD LIBOR	T/3M	2,787	(125)	2,662
Total									$6,086	$(231)	$5,855

Over-the-counter total return swaps - Short (b)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CITI	S&P 500 Consumer Discretionary Sector Total Return Index	USD	(121,061)	4/24/2020	2.43%	0.13%	3M USD LIBOR	3M/T	$1	$139	$140

(a)              The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.

(b)             The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.

(c)              Effective rate at July 31, 2019.

(d)             Payment in CNH.

Purchased option contracts (“options purchased”)

At July 31, 2019, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Index
S&P 500 Mini Index	23	$685,492	$330	8/7/2019	$—	(a)(b)
S&P 500 Mini Index	16	476,864	330	8/14/2019	—	(a)(b)
S&P 500 Mini Index	7	208,628	330	8/21/2019	—	(a)(b)
Total calls					$—

Puts

Index
S&P 500 Mini Index	8	$238,432	$270	8/7/2019	$108
S&P 500 Mini Index	8	238,432	269	8/7/2019	100
S&P 500 Mini Index	8	238,432	271	8/7/2019	116
S&P 500 Mini Index	8	238,432	270	8/14/2019	180
S&P 500 Mini Index	9	268,236	271	8/14/2019	220
S&P 500 Mini Index	7	208,628	271	8/21/2019	270
Total puts					$994
Total options purchased (cost: $1,106)					$994

See Notes to Schedule of Investments

(a)         Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Trustees.

(b)         Value determined using significant unobservable inputs.

Written option contracts (“options written”)

At July 31, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Index
S&P 500 Mini Index	8	$(238,432)	$304	8/7/2019	$(208)
S&P 500 Mini Index	15	(447,060)	306	8/7/2019	(112)
S&P 500 Mini Index	10	(298,040)	307	8/14/2019	(155)
S&P 500 Mini Index	6	(178,824)	305	8/14/2019	(237)
S&P 500 Mini Index	7	(208,628)	307	8/21/2019	(235)
Total calls					$(947)

Puts

Index
S&P 500 Mini Index	8	$(238,432)	$296	8/7/2019	$(1,536)
S&P 500 Mini Index	16	(476,864)	293	8/7/2019	(1,928)
S&P 500 Mini Index	8	(238,432)	292	8/14/2019	(1,324)
S&P 500 Mini Index	9	(268,236)	295	8/14/2019	(2,120)
S&P 500 Mini Index	7	(208,628)	295	8/21/2019	(2,026)
Total puts					$(8,934)

Total options written (premium received $10,432)					$(9,881)

At July 31, 2019, the Fund had securities pledged in the amount of $660,417 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Australia	$—	$111	$—	$111
Austria	—	3	—	3
Belgium	—	20	—	20
Denmark	—	11	—	11
Finland	—	29	—	29
France	22	121	—	143
Germany	3	40	—	43
Hong Kong	8	42	—	50
Israel	6	14	—	20
Italy	—	44	—	44
Japan	—	240	—	240
Netherlands	22	124	—	146
New Zealand	—	4	—	4
Norway	—	21	—	21
Singapore	—	17	—	17
Spain	—	87	—	87
Sweden	—	16	—	16
Switzerland	20	144	—	164
United Kingdom	36	194	—	230
Other Common Stocks(a)	4,955	—	—	4,955
Total Common Stocks	5,072	1,282	—	6,354

See Notes to Schedule of Investments

U.S. Treasury Obligations	—	1,279	—	1,279
U.S. Government Agency Securities	—	111	—	111
Mortgage-Backed Securities(a)	—	1,264	—	1,264
Corporate Bonds(a)	—	1,231	—	1,231
Asset-Backed Securities	—	385	—	385
Exchange-Traded Funds	329	—	—	329
Investment Companies	—	5,821	—	5,821
Options Purchased(b)(d)	1	—	—	1
Short-Term Investments	—	51	—	51
Total Investments	$5,402	$11,424	$—	$16,826

(a)         The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

(b)         The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

(c)          The reconciliation between beginning and ending balances of investments in which unobservable inputs (Level 3) were used is not presented as all values rounded to less than $1,000.

(d)         As of the period ended July 31, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2019:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$36	$—	$—	$36
Liabilities	(71)	—	—	(71)
Forward Contracts(a)
Assets	—	267	—	267
Liabilities	—	(295)	—	(295)
Swaps
Assets	—	8	—	8
Options Written
Liabilities	(10)	—	—	(10)
Total	$(45)	$(20)	$—	$(65)

(a)         Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

§                 Investments in Affiliates(a):

See Notes to Schedule of Investments

	Balance of Shares Held October 31, 2018	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held July 31, 2019	Value July 31, 2019	Distributions from Investments in Affiliated Issuers(b)	Net Realized Gain (Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers
Neuberger Berman Commodity Strategy Fund Institutional Class	211,186	12,444	104,832	118,798	$705,659	$30,826	$(118,414)	$51,007
Neuberger Berman Emerging Markets Debt Fund Institutional Class	128,548	9,419	114,751	23,216	201,979	30,858	(54,690)	119,959
Neuberger Berman Emerging Markets Equity Fund Class R6(c)	66,375	3,918	19,220	51,073	991,324	11,925	25,625	94,231
Neuberger Berman Floating Rate Income Fund Institutional Class	30,013	30,850	21,684	39,179	380,431	7,701	(2,026)	(2,624)
Neuberger Berman Genesis Fund Class R6	11,702	2,380	—	14,082	842,689	70,739	—	38,999
Neuberger Berman High Income Bond Fund Class R6	117,176	13,483	49,487	81,172	693,207	32,138	(21,509)	34,291
Neuberger Berman International Select Fund Class R6	239,312	17,376	109,871	146,817	1,827,867	51,513	81,585	81,573
Neuberger Berman Short Duration High Income Fund Institutional Class	15,948	2,675	—	18,623	178,219	5,522	—	2,416
Sub-total for affiliates held as of 7/31/19(d)					$5,821,375	$241,222	$(89,429)	$419,852
Neuberger Berman Long Short Credit Fund Class R6	43,992	—	43,992	—	—	—	(15,179)	14,739
Neuberger Berman U.S. Equity Index PutWrite Strategy Fund Class R6	124,493	10,505	134,998	—	—	21,536	109,684	(53,887)
Sub-total for affiliates no longer held as of 7/31/19					$—	$21,536	$94,505	$(39,148)
Total					$5,821,375	$262,758	$5,076	$380,704

(a)              Affiliated issuers, as defined in the Investment Company Act of 1940, as amended. Neuberger Berman Alternative Funds and Neuberger Berman Investment Advisers LLC (“Management”) have obtained an exemptive order from the Securities and Exchange Commission that permits the Fund to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b)             Distributions received include distributions from net investment income and net realized capital gains, if any, from the other investment companies managed by Management.

(c)              After the close of business on December 7, 2018, the Neuberger Berman Emerging Markets Equity Fund Class R6 underwent a stock split at a rate of 1:1.0009. The balance of shares held as of October 31, 2018 presented here have been retroactively adjusted to reflect this split.

(d)            At July 31, 2019, these securities amounted to approximately 34.36% of net assets of the Fund.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Hedged Option Premium Strategy Fund^

(Unaudited) July 31, 2019

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
U.S. Treasury Obligations 97.5%
	U.S. Treasury Notes
$2,250	1.38%, due 12/15/2019 — 9/15/2020	$2,237
1,800	1.63%, due 3/15/2020	1,795
1,800	1.50%, due 6/15/2020	1,791
2,200	1.88%, due 12/15/2020	2,197	(a)
2,100	2.63%, due 6/15/2021 — 12/15/2021	2,128
1,900	2.75%, due 9/15/2021	1,935
	Total U.S. Treasury Obligations (Cost $12,015)	12,083

	Total Options Purchased(b) 0.1% (Cost $9)	10

Number of Shares
Short-Term Investments 3.1%
Investment Companies 3.1%
380,511	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.26%(c) (Cost $381)	381	(d)
	Total Investments 100.7% (Cost $12,405)	12,474
	Liabilities Less Other Assets (0.7)%	(83	)(e)
	Net Assets 100.0%	$12,391

(a)	All or a portion of the security is pledged as collateral for options written.
(b)	See “Purchased option contracts” under Derivative Instruments.
(c)	Represents 7-day effective yield as of July 31, 2019.
(d)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $381,000.
(e)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2019.

See Notes to Schedule of Investments

Derivative Instruments

Purchased option contracts (“options purchased”)

At July 31, 2019, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Calls

Index
Russell 2000 Index	2	$314,921	$1,720	8/2/2019	$—	(a)(b)
Russell 2000 Index	2	314,921	1,730	8/2/2019	—	(a)(b)
Russell 2000 Index	1	157,461	1,715	8/9/2019	13
Russell 2000 Index	2	314,921	1,720	8/9/2019	25
Russell 2000 Index	1	157,461	1,730	8/9/2019	5
Russell 2000 Index	1	157,461	1,715	8/16/2019	25
Russell 2000 Index	2	314,921	1,730	8/16/2019	40
Russell 2000 Index	2	314,921	1,730	8/23/2019	65
S&P 500 Index	12	3,576,456	3,300	8/7/2019	—	(a)(b)
S&P 500 Index	12	3,576,456	3,300	8/14/2019	60
S&P 500 Index	8	2,384,304	3,300	8/21/2019	40
S&P 500 Index	3	894,114	3,300	8/28/2019	45
Total calls					$318

Puts

Index
Russell 2000 Index	2	$314,921	$1,410	8/2/2019	$25
Russell 2000 Index	2	314,921	1,415	8/2/2019	25
Russell 2000 Index	1	157,461	1,405	8/9/2019	40
Russell 2000 Index	2	314,921	1,410	8/9/2019	90
Russell 2000 Index	1	157,461	1,415	8/9/2019	48
Russell 2000 Index	1	157,461	1,405	8/16/2019	80
Russell 2000 Index	2	314,921	1,415	8/16/2019	185
Russell 2000 Index	2	314,921	1,415	8/23/2019	370
S&P 500 Index	6	1,788,228	2,690	8/7/2019	810
S&P 500 Index	1	298,038	2,700	8/7/2019	140
S&P 500 Index	5	1,490,190	2,710	8/7/2019	750
S&P 500 Index	3	894,114	2,690	8/14/2019	690
S&P 500 Index	1	298,038	2,700	8/14/2019	233
S&P 500 Index	7	2,086,266	2,710	8/14/2019	1,733
S&P 500 Index	4	1,192,152	2,690	8/21/2019	1,400
S&P 500 Index	4	1,192,152	2,710	8/21/2019	1,499
S&P 500 Index	4	1,192,152	2,690	8/28/2019	2,039
Total puts					$10,157

Total options purchased (cost: $8,654)					$10,475

(a)  Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Trustees.

(b)  Value determined using significant unobservable inputs.

Written option contracts (“options written”)

At July 31, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Calls

Index

Russell 2000 Index	2	$(314,921)	$1,595	8/2/2019	$(635)
Russell 2000 Index	2	(314,921)	1,610	8/2/2019	(170)
Russell 2000 Index	3	(472,382)	1,600	8/9/2019	(2,130)
Russell 2000 Index	1	(157,461)	1,590	8/9/2019	(1,080)
Russell 2000 Index	2	(314,921)	1,600	8/16/2019	(2,090)
Russell 2000 Index	1	(157,461)	1,595	8/16/2019	(1,235)
Russell 2000 Index	2	(314,921)	1,605	8/23/2019	(2,470)
S&P 500 Index	6	(1,788,228)	3,050	8/7/2019	(915)
S&P 500 Index	6	(1,788,228)	3,060	8/7/2019	(480)
S&P 500 Index	1	(298,038)	3,065	8/14/2019	(205)
S&P 500 Index	7	(2,086,266)	3,070	8/14/2019	(1,138)
S&P 500 Index	4	(1,192,152)	3,040	8/14/2019	(2,360)
S&P 500 Index	4	(1,192,152)	3,075	8/21/2019	(1,170)
S&P 500 Index	4	(1,192,152)	3,045	8/21/2019	(3,260)
S&P 500 Index	3	(894,114)	3,055	8/28/2019	(2,730)
Total calls					$(22,068)

Puts

Index
Russell 2000 Index	2	$(314,921)	$1,535	8/2/2019	$(440)
Russell 2000 Index	2	(314,921)	1,540	8/2/2019	(545)
Russell 2000 Index	3	(472,382)	1,530	8/9/2019	(1,785)
Russell 2000 Index	1	(157,461)	1,545	8/9/2019	(875)
Russell 2000 Index	2	(314,921)	1,540	8/16/2019	(2,230)
Russell 2000 Index	1	(157,461)	1,525	8/16/2019	(820)
Russell 2000 Index	2	(314,921)	1,540	8/23/2019	(2,970)
S&P 500 Index	6	(1,788,228)	2,930	8/7/2019	(6,780)
S&P 500 Index	1	(298,038)	2,945	8/7/2019	(1,410)
S&P 500 Index	5	(1,490,190)	2,965	8/7/2019	(9,575)
S&P 500 Index	1	(298,038)	2,940	8/14/2019	(1,965)
S&P 500 Index	7	(2,086,266)	2,960	8/14/2019	(17,465)
S&P 500 Index	3	(894,114)	2,945	8/14/2019	(6,705)
S&P 500 Index	4	(1,192,152)	2,950	8/21/2019	(11,060)
S&P 500 Index	4	(1,192,152)	2,935	8/21/2019	(10,120)
S&P 500 Index	4	(1,192,152)	2,930	8/28/2019	(11,640)
Total puts					$(86,385)

Total options written (premium received $106,397)					$(108,453)

See Notes to Schedule of Investments

At July 31, 2019, the Fund had securities pledged in the amount of $1,897,402 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
U.S. Treasury Obligations	$—	$12,083	$—	$12,083
Options Purchased(a)	10	—	—	10
Short-Term Investments	—	381	—	381
Total Investments	$10	$12,464	$—	$12,474

(a)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Investments in Securities: (000’s omitted)	Beginning balance, as of 11/01/2018	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2019
Options Purchased(c)
Puts
Index	$—	$—	$(1)	$1	$—	$—	$—	$—	$—	$1
Total	$—	$—	$(1)	$1	$—	$—	$—	$—	$—	$1

(c) As of the period ended July 31, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2019:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(108)	$—	$—	$(108)
Total Investments	$(108)	$—	$—	$(108)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Investments in Securities: (000’s omitted)	Beginning Balance, as of 11/01/2018	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2019
Options Written(b)
Calls Index	$—	$—	$3	$(3)	$—	$—	$—	$—	$—	$—
Total	$—	$—	$3	$(3)	$—	$—	$—	$—	$—	$—

(b) At the beginning of the period, these investments were valued in accordance with procedures approved by the Board of Trustees. The Fund held no Level 3 investments at July 31, 2019.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) July 31, 2019

		Value†
Number of Shares		(000’s omitted)
Long Positions 97.1%
Common Stocks 78.6%
Aerospace & Defense 2.3%
41,600	Boeing Co.	$14,193
219,000	General Dynamics Corp.	40,721
30,000	Raytheon Co.	5,469
		60,383

Airlines 1.5%
627,500	Delta Air Lines, Inc.	38,303

Banks 1.5%
328,100	JPMorgan Chase & Co.	38,060

Biotechnology 2.0%
658,000	Gilead Sciences, Inc.	43,112
752,925	Moderna, Inc.	9,863	*(a)
		52,975

Capital Markets 8.1%
386,700	Ares Management Corp. Class A	11,311
66,387	BlackRock, Inc.	31,048
971,300	Blackstone Group, Inc. Class A	46,603
1,199,500	Brookfield Asset Management, Inc. Class A	58,775
151,500	CME Group, Inc.	29,455
89,300	S&P Global, Inc.	21,874
247,900	Tradeweb Markets, Inc. Class A	11,741
		210,807

Chemicals 2.7%
714,920	Ashland Global Holdings, Inc.	56,822
438,400	Axalta Coating Systems Ltd.	12,990	*
		69,812

Commercial Services 0.8%
2,158,660	LegalZoom.com, Inc.	21,260	*(b)(c)(s)

Diversified Consumer Services 1.0%
1,684,820	OneSpaWorld Holdings Ltd.	26,384	*

Diversified Financial Services 1.0%
3,233,566	FGL Holdings	26,354

Electric Utilities 1.4%
170,000	NextEra Energy, Inc.	35,219

Electronic Equipment, Instruments & Components 2.3%
240,000	Amphenol Corp. Class A	22,397
320,300	CDW Corp.	37,846
		60,243

Energy Equipment & Services 0.2%
201,407	Cactus, Inc. Class A	5,915	*

Entertainment 3.3%
897,600	Activision Blizzard, Inc.	43,749
275,400	Spotify Technology SA	42,670	*
		86,419

Food & Staples Retailing 1.6%
30,000	Costco Wholesale Corp.	8,269
303,100	Walmart, Inc.	33,456
		41,725

Food Products 2.0%
1,411,300	Conagra Brands, Inc.	40,744
484,000	Hain Celestial Group, Inc.	10,537	*
		51,281

Health Care Equipment & Supplies 1.4%
361,100	Medtronic PLC	36,811

Health Care Providers & Services 2.6%
285,000	CVS Health Corp.	15,923
92,300	Humana, Inc.	27,390
37,900	Magellan Health, Inc.	2,666	*
90,600	UnitedHealth Group, Inc.	22,560
		68,539

Holding Companies - Diversified 0.6%
602,800	Act II Global Acquisition Corp.	6,088	*
988,100	Collier Creek Holdings	10,197	*(d)
		16,285

Hotels, Restaurants & Leisure 3.7%
75,700	Domino’s Pizza, Inc.	18,511
48,600	Marriott International, Inc. Class A	6,758
272,900	McDonald’s Corp.	57,506
418,600	MGM Resorts International	12,566
		95,341

Interactive Media & Services 4.7%
59,300	Alphabet, Inc. Class A	72,239	*
2,353	Alphabet, Inc. Class C	2,863	*
231,500	Facebook, Inc. Class A	44,964	*
58,600	Yelp, Inc.	2,054	*
		122,120

Internet & Direct Marketing Retail 4.0%
24,800	Amazon.com, Inc.	46,296	*(e)
23,100	Booking Holdings, Inc.	43,581	*(e)
238,200	Chewy, Inc. Class A	7,994	*
1,174,200	Trainline PLC	6,111	*(f)
		103,982

IT Services 4.9%
658,071	Druva Technologies Pte. Ltd. Ser. 4 Preference Shares	3,430	*(b)(c)(s)
75,200	PayPal Holdings, Inc.	8,302	*
2,287,305	Repay Pipe	24,817	*(b)(d)
321,300	Visa, Inc. Class A	57,191	(g)
152,000	WEX, Inc.	33,147	*
		126,887

Leisure Products 0.3%
398,900	Callaway Golf Co.	7,316

Machinery 0.7%
1,575,700	Gates Industrial Corp. PLC	17,301	*

Multi-Utilities 1.7%
818,300	Brookfield Infrastructure Partners LP	36,235
56,400	Sempra Energy	7,638
		43,873

Oil, Gas & Consumable Fuels 1.9%
899,300	Enbridge, Inc.	30,028	(g)

See Notes to Schedule of Investments

		Value†
Number of Shares		(000’s omitted)
1,087,100	EQT Corp.	$16,426
329	Venture Global LNG, Inc. Ser. C	2,303	*(b)(c)(s)
		48,757

Professional Services 4.9%
351,300	Equifax, Inc.	48,862
1,004,000	IHS Markit Ltd.	64,678	*
80,800	Verisk Analytics, Inc.	12,259
		125,799

Road & Rail 0.6%
208,800	CSX Corp.	14,700

Semiconductors & Semiconductor Equipment 0.5%
56,500	ASML Holding NV	12,589

Software 2.5%
352,300	Microsoft Corp.	48,008
479,300	SailPoint Technologies Holding, Inc.	10,132	*
50,100	salesforce.com, Inc.	7,741	*
		65,881

Specialty Retail 4.4%
170,200	Asbury Automotive Group, Inc.	15,672	*
120,700	Home Depot, Inc.	25,792	(e)
1,367,600	Hudson Ltd. Class A	17,478	*
361,800	Lowe’s Cos., Inc.	36,686
2,886,300	Party City Holdco, Inc.	18,415	*
		114,043

Technology Hardware, Storage & Peripherals 1.3%
162,300	Apple, Inc.	34,576

Textiles, Apparel & Luxury Goods 1.6%
463,100	PVH Corp.	41,179

Tobacco 0.5%
146,800	Philip Morris International, Inc.	12,274

Trading Companies & Distributors 3.7%
1,156,600	HD Supply Holdings, Inc.	46,854	*
2,159,600	Univar, Inc.	47,770	*
		94,624

Water Utilities 0.4%
91,300	American Water Works Co., Inc.	10,479

Total Common Stocks (Cost $1,611,592)		2,038,496

Preferred Stocks 0.8%
Food Products 0.3%
626,667	Sweetgreen, Inc. Ser. D	7,520	*(b)(c)(s)

Multi-Utilities 0.5%
131,900	Sempra Energy, Ser. B, 6.75%	14,638

Total Preferred Stocks (Cost $20,888)		22,158

Principal Amount
(000’s omitted)
Loan Assignments(h) 1.0%
Aerospace & Defense 0.0%(i)
$997,500	Nordam Group, Inc., Term Loan B, (USD LIBOR + 5.50%), 7.88%, due 4/3/2026	995	(c)(d)

Leisure Goods - Activities - Movies 1.0%
25,000	One Spa World LLC, Second Lien Term Loan, (USD LIBOR + 7.50%), 10.17%, due 3/18/2027	25,000	(b)(c)(s)

Total Loan Assignments (Cost $25,554)		25,995

Corporate Bonds 5.1%
Commercial Services 1.4%
	APX Group, Inc.
16,511	8.75%, due 12/1/2020	15,685	(a)
18,765	7.63%, due 9/1/2023	14,678	(a)
4,660	8.50%, due 11/1/2024	4,445	(j)
		34,808

Gas 0.4%
11,165	Rockpoint Gas Storage Canada Ltd., 7.00%, due 3/31/2023	11,305	(j)

Media 0.1%
2,440	Viacom, Inc., 5.88%, due 2/28/2057	2,525	(k)

Retail 2.6%
22,355	Argos Merger Sub, Inc., 7.13%, due 3/15/2023	20,846	(j)
	PetSmart, Inc.
14,601	5.88%, due 6/1/2025	14,435	(j)
34,319	8.88%, due 6/1/2025	32,946	(a)(j)
		68,227

Semiconductors 0.4%
11,252	MagnaChip Semiconductor Corp., 6.63%, due 7/15/2021	11,139

Software 0.2%
5,945	Project Homestake Merger Corp., 8.88%, due 3/1/2023	3,552	(j)

Total Corporate Bonds (Cost $121,530)		131,556

Convertible Bonds 0.2%
Semiconductor 0.2%
4,020	MagnaChip Semiconductor SA, 5.00%, due 3/1/2021 (Cost $4,824)	5,750

U.S. Treasury Obligations 5.2%
	U.S. Treasury Bill
25,000	2.36%, due 8/29/2019	24,963	(a)(l)
30,000	2.23%, due 9/5/2019	29,942	(l)
30,000	2.12%, due 9/19/2019	29,920	(l)
20,000	2.16%, due 10/3/2019	19,929	(l)
30,000	2.08%, due 10/17/2019	29,870	(l)
Total U.S. Treasury Obligations (Cost $134,593)		134,624

Number of Units
Master Limited Partnerships 1.1%
Energy 1.1%
930,900	Enterprise Products Partners LP (Cost $26,589)	28,029

Number of Shares
Warrants 0.1%
Diversified Consumer Services 0.0%(i)
124,600	OneSpaWorld Holdings Ltd. Expires 3/19/2024	611	*

See Notes to Schedule of Investments

		Value†
Number of Shares		(000’s omitted)
IT Services 0.1%
2,287,305	Repay Pipe Expires 1/1/2025	$1,409 *
Total Warrants (Cost $—)		2,020
Total Options Purchased (o) 0.1% (Cost $4,810)		3,962

Short-Term Investments 4.9%
Investment Companies 4.9%
81,867,152	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.26%(m)	81,867 (e)
45,898,378	State Street Navigator Securities Lending Government Money Market Portfolio, 2.32%(m)	45,898 (n)

Total Short-Term Investments (Cost $127,765)		127,765
Total Long Positions (97.1%) (Cost $2,078,145)		2,520,355

Short Positions ((18.3)%)(p)
Common Stocks Sold Short (15.6)%
Automobiles (0.6)%
(182,156)	Harley-Davidson, Inc.	(6,518)
(35,000)	Tesla, Inc.	(8,456)*
		(14,974)

Banks (0.4)%
(318,200)	BankUnited, Inc.	(10,949)

Beverages (0.2)%
(88,300)	National Beverage Corp.	(3,844)

Building Products (0.2)%
(58,300)	Allegion PLC	(6,036)

Capital Markets (1.3)%
(37,200)	FactSet Research Systems, Inc.	(10,316)
(149,100)	Federated Investors, Inc. Class B	(5,181)
(184,500)	Focus Financial Partners, Inc. Class A	(5,149)*
(675,700)	Waddell & Reed Financial, Inc. Class A	(11,825)
		(32,471)

Chemicals (0.2)%
(43,700)	PPG Industries, Inc.	(5,130)

Containers & Packaging (0.4)%
(90,400)	AptarGroup, Inc.	(10,940)

Electric Utilities (0.3)%
(141,300)	Southern Co.	(7,941)

Energy Equipment & Services (0.4)%
(205,100)	Core Laboratories NV	(10,290)

Entertainment (0.2)%
(47,200)	Electronic Arts, Inc.	(4,366)*

Equity Real Estate Investment Trusts (0.7)%
(174,500)	Iron Mountain, Inc.	(5,132)
(154,000)	Lamar Advertising Co. Class A	(12,462)
		(17,594)

Food & Staples Retailing (0.4)%
(384,100)	BJ’s Wholesale Club Holdings, Inc.	(9,049)*

Food Products (0.6)%
(38,000)	Beyond Meat, Inc.	(7,467)*
(132,000)	Kellogg Co.	(7,685)
		(15,152)

Hotels, Restaurants & Leisure (0.4)%
(54,989)	Dine Brands Global, Inc.	(4,514)
(118,900)	Texas Roadhouse, Inc.	(6,567)
		(11,081)

Household Durables (0.3)%
(281,500)	PulteGroup, Inc.	(8,870)

Insurance (0.4)%
(2,254,463)	Aegon NV	(11,110)

IT Services (0.7)%
(880,123)	Western Union Co.	(18,483)

Machinery (1.1)%
(192,100)	Altra Industrial Motion Corp.	(5,519)
(69,600)	Illinois Tool Works, Inc.	(10,735)
(187,000)	PACCAR, Inc.	(13,116)
		(29,370)

Media (1.1)%
(391,000)	Discovery, Inc. Class A	(11,851)*
(57,710)	iHeartMedia, Inc. Class A	(863)*
(134,500)	Omnicom Group, Inc.	(10,790)
(960,000)	Sirius XM Holdings, Inc.	(6,010)
		(29,514)

Multi-Utilities (0.4)%
(118,900)	Consolidated Edison, Inc.	(10,102)

Multiline Retail (0.2)%
(152,300)	Big Lots, Inc.	(3,899)

Oil, Gas & Consumable Fuels (1.6)%
(1,176,700)	Antero Midstream Corp.	(10,732)
(691,800)	Antero Resources Corp.	(3,189)*
(699,100)	CNX Resources Corp.	(5,747)*
(784,900)	Inter Pipeline Ltd.	(13,209)
(466,100)	SemGroup Corp. Class A	(5,905)
(1,282,400)	Southwestern Energy Co.	(2,821)*
		(41,603)

Personal Products (0.1)%
(112,200)	Edgewell Personal Care Co.	(3,414)*

Semiconductors & Semiconductor Equipment (1.0)%
(55,600)	NVIDIA Corp.	(9,381)
(85,800)	QUALCOMM, Inc.	(6,277)
(233,200)	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	(9,941)
		(25,599)

Software (0.2)%
(38,000)	Autodesk, Inc.	(5,934)*

Specialty Retail (1.5)%
(123,600)	AutoNation, Inc.	(6,017)*
(119,600)	Floor & Decor Holdings, Inc. Class A	(4,682)*
(100,000)	Penske Automotive Group, Inc.	(4,597)
(528,300)	Sally Beauty Holdings, Inc.	(7,259)*
(97,600)	Tiffany & Co.	(9,166)
(109,700)	Williams-Sonoma, Inc.	(7,315)
		(39,036)

See Notes to Schedule of Investments

		Value†
Number of Shares		(000’s omitted)
Textiles, Apparel & Luxury Goods (0.1)%
(27,300)	Columbia Sportswear Co.	$(2,893)

Trading Companies & Distributors (0.6)%
(305,000)	Fastenal Co.	(9,394)
(23,300)	WW Grainger, Inc.	(6,781)
		(16,175)
Total Common Stocks Sold Short (Proceeds $(412,131))		(405,819)

Principal Amount
(000’s omitted)
Corporate Bonds Sold Short (2.1)%
Household Products - Wares (0.1)%
$(4,000)	Kronos Acquisition Holdings, Inc., 9.00%, due 8/15/2023	(3,470	)(j)

Media (0.8)%
(5,000)	iHeartCommunications, Inc., 8.38%, due 5/1/2027	(5,312)
	Entercom Media Corp.
(5,000)	6.50%, due 5/1/2027	(5,313	)(j)
(9,500)	7.25%, due 11/1/2024	(10,046	)(j)
		(20,671)

Miscellaneous Manufacturer (0.3)%
(7,000)	General Electric Co., Ser. D, 5.00%, due 1/21/2021	(6,803	)(k)(q)

Oil & Gas (0.2)%
(5,000)	Antero Resources Corp., 5.00%, due 3/1/2025	(4,524)

Retail (0.7)%
(3,000)	Bed Bath & Beyond, Inc., 3.75%, due 8/1/2024	(2,798)
(3,000)	GameStop Corp., 6.75%, due 3/15/2021	(2,992	)(j)
	JC Penney Corp., Inc.
(2,000)	5.88%, due 7/1/2023	(1,689	)(j)
(2,000)	8.63%, due 3/15/2025	(1,015	)(j)
(10,000)	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/1/2025	(10,000)
		(18,494)
Total Corporate Bonds Sold Short (Cost $(53,857))		(53,962)

Number of Shares
Exchange-Traded Funds Sold Short (0.2)%
(99,000)	Materials Select Sector SPDR Fund (Proceeds $(4,826))	(5,776)

	Number of Units
	Master Limited Partnerships Sold Short (0.4)%
	Capital Markets (0.4)%
(434,400)	Carlyle Group LP (Proceeds $(7,252))	(10,360)
	Total Short Positions (Proceeds $(478,066))	(475,917)
	Total Investments 78.8% (Cost $1,600,079)	$2,044,438
	Other Assets Less Liabilities 21.2%	550,135 (r)
	Net Assets 100.0%	$2,594,573

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2019. Total value of all such securities at July 31, 2019 amounted to approximately $44,696,000 for the Fund.
(b)

Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2019 amounted to approximately $84,330,000, which represents 3.3% of net assets of the Fund.

(c)	Value determined using significant unobservable inputs.
(d)	Illiquid security.
(e)	All or a portion of this security is segregated in connection with obligations for securities sold short, options written, swaps and/or futures with a total value of approximately $197,536,000.
(f)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2019 amounted to approximately $6,111,000, which represents 0.2% of net assets of the Fund.

(g)	All or a portion of the security is pledged as collateral for options written.
(h)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2019 and changes periodically.
(i)	Represents less than 0.05% of net assets of the Fund.
(j)

Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2019, these securities amounted to approximately $87,529,000 of long positions and $(24,525,000) of short positions, which represents 3.4% and (0.9)%, respectively, of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(k)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(l)	Rate shown was the discount rate at the date of purchase.
(m)	Represents 7-day effective yield as of July 31, 2019.
(n)	Represents investment of cash collateral received from securities lending.
(o)	See “Purchased option contracts” under Derivative Instruments.

See Notes to Schedule of Investments

(p)	At July 31, 2019, the Fund had approximately $550,105,000 deposited, in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(q)	Perpetual Bond Security. The rate reflected was the rate in effect on July 31, 2019. The maturity date reflects the next call date.
(r)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2019.

See Notes to Schedule of Investments

(s)           These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.

At July 31, 2019, these securities amounted to approximately $59,513,000, which represents 2.3% of net assets of the Fund.

Restricted Security (000’s omitted)	Acquisition Date(s)	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 7/31/2019	Fair Value Percentage of Net Assets as of 7/31/2019
Druva Technologies Pte. Ltd.	6/14/2019	$3,430	0.1%	$3,430	0.1%
LegalZoom.com, Inc.	8/21/2018	21,260	0.6%	21,260	0.8%
One Spa World LLC, Second Lien Term Loan	3/18/2019	24,576	0.9%	25,000	1.0%
Sweetgreen, Inc. (Ser. D Preferred Shares)	11/29/2018	7,520	0.3%	7,520	0.3%
Venture Global LNG, Inc.	11/20/2018	2,303	0.1%	2,303	0.1%
Total		$59,089	2.0%	$59,513	2.3%

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2019, open positions in futures for the Fund were as follows:

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2019	722	NASDAQ 100 E-Mini Index	$(113,595,870)	$(4,656,890)
9/2019	563	Russell 2000 Mini Index	(44,384,105)	(1,358,238)
9/2019	1,676	S&P 500 E-Mini Index	(249,916,740)	(7,022,440)
9/2019	50	U.S. Treasury Long Bond	(7,779,688)	(99,912)
Total Futures			$(415,676,403)	$(13,137,480)

At July 31, 2019, the Fund had $35,196,333 deposited in a segregated account to cover margin requirements on open futures.

Total return basket swap contracts (“total return basket swaps”)

At July 31, 2019, the Fund had outstanding total return basket swaps(a) as follows:

Over-the-counter total return basket swaps — Short(b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
JPM	JPNBGCND	1.78%	(0.65)%	3M USD LIBOR	3M/T	5/4/2020	$(5,159,441)
JPM	JPNBRMV3	2.42%	(0.01)%	3M USD LIBOR	3M/T	11/10/2020	(1,327,874)
Total							$(6,487,315)

(a)         The following table represents required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBGCND
Amazon.com Inc.	(4,086)	$(7,368,599)	$(962,816)	18.5%
Home Depot Inc./The	(8,942)	(1,845,810)	(241,182)	4.6%
Toyota Motor Corp.	(25,736)	(1,608,108)	(210,123)	4.0%
McDonald’s Corp.	(7,802)	(1,588,148)	(207,515)	4.0%
Starbucks Corp.	(13,512)	(1,235,959)	(161,496)	3.1%
LVMH Moet Hennessy Louis Vuitton SE	(2,932)	(1,182,849)	(154,557)	3.0%
NIKE Inc.	(13,408)	(1,114,304)	(145,600)	2.8%
Booking Holdings Inc.	(501)	(913,512)	(119,364)	2.3%
Lowe’s Cos. Inc.	(8,532)	(835,735)	(109,201)	2.1%
Sony Corp.	(13,835)	(759,361)	(99,222)	1.9%
TJX Cos. Inc./The	(14,022)	(739,057)	(96,569)	1.9%
adidas AG	(2,008)	(625,152)	(81,685)	1.6%
Compass Group PLC	(25,351)	(623,045)	(81,410)	1.6%
Daimler AG	(11,887)	(599,227)	(78,298)	1.5%
General Motors Co.	(15,366)	(598,783)	(78,240)	1.5%
Cie Financiere Richemont SA	(6,494)	(541,229)	(70,720)	1.4%
Ross Stores Inc.	(4,779)	(489,443)	(63,953)	1.2%

See Notes to Schedule of Investments

Target Corp.	(5,584)	(466,075)	(60,900)	1.2%
Honda Motor Co. Ltd.	(19,324)	(465,939)	(60,882)	1.2%
Kering SA	(916)	(462,336)	(60,411)	1.2%
eBay Inc.	(11,495)	(457,403)	(59,766)	1.2%
Yum! Brands Inc.	(4,111)	(446,796)	(58,380)	1.1%
Marriott International Inc./MD	(3,242)	(435,549)	(56,911)	1.1%
Ford Motor Co.	(46,744)	(430,326)	(56,228)	1.1%
Volkswagen AG	(2,475)	(401,634)	(52,479)	1.0%
Industria de Diseno Textil SA	(13,746)	(399,399)	(52,187)	1.0%
Fast Retailing Co. Ltd.	(684)	(398,807)	(52,110)	1.0%
Oriental Land Co. Ltd./Japan	(3,090)	(396,990)	(51,873)	1.0%
AutoZone Inc.	(346)	(374,839)	(48,978)	0.9%
Dollar General Corp.	(2,837)	(367,349)	(48,000)	0.9%
Aptiv PLC	(4,327)	(366,385)	(47,874)	0.9%
O’Reilly Automotive Inc.	(991)	(364,524)	(47,630)	0.9%
Hilton Worldwide Holdings Inc.	(3,763)	(350,936)	(45,855)	0.9%
VF Corp.	(4,156)	(350,867)	(45,846)	0.9%
Bayerische Motoren Werke AG	(4,861)	(349,252)	(45,635)	0.9%
Michelin	(3,024)	(326,525)	(42,665)	0.8%
Hermes International	(468)	(320,073)	(41,822)	0.8%
Chipotle Mexican Grill Inc.	(398)	(306,203)	(40,010)	0.8%
Carnival Corp.	(6,431)	(293,427)	(38,341)	0.7%
Bridgestone Corp.	(7,523)	(274,374)	(35,851)	0.7%
Restaurant Brands International Inc.	(3,835)	(273,843)	(35,782)	0.7%
Panasonic Corp.	(33,158)	(272,757)	(35,640)	0.7%
Denso Corp.	(6,575)	(271,271)	(35,446)	0.7%
Dollar Tree Inc.	(2,738)	(269,147)	(35,168)	0.7%
Ulta Beauty Inc.	(772)	(260,573)	(34,048)	0.7%
Magna International Inc.	(5,283)	(258,313)	(33,752)	0.6%
Royal Caribbean Cruises Ltd.	(2,269)	(255,051)	(33,326)	0.6%
Hasbro Inc.	(2,142)	(250,761)	(32,766)	0.6%
Bandai Namco Holdings Inc.	(4,764)	(250,029)	(32,670)	0.6%
Best Buy Co. Inc.	(3,322)	(245,617)	(32,093)	0.6%
Other securities	(288,413)	(5,672,119)	(741,144)	14.3%
		(39,753,810)	(5,194,420)
Accrued Net Interest Receivable/(Payable)			34,979
			(5,159,441)
JPNBRMV3
Fidelity National Information Services Inc.	(3,270)	$(1,045,151)	$(19,048)	1.3%
Analog Devices Inc.	(3,400)	(957,964)	(17,459)	1.2%
Roper Technologies Inc.	(905)	(789,351)	(14,386)	1.0%
Williams Cos. Inc./The	(12,837)	(758,755)	(13,828)	0.9%
Newmont Goldcorp Corp.	(8,630)	(756,049)	(13,779)	0.9%
IQVIA Holdings Inc.	(1,936)	(739,334)	(13,475)	0.9%
Zimmer Biomet Holdings Inc.	(2,242)	(726,730)	(13,245)	0.9%
Willis Towers Watson PLC	(1,437)	(672,997)	(12,266)	0.8%
Corning Inc.	(8,614)	(635,394)	(11,580)	0.8%
Motorola Solutions Inc.	(1,562)	(621,728)	(11,331)	0.8%
PACCAR Inc.	(3,688)	(620,561)	(11,310)	0.8%
Ball Corp.	(3,609)	(618,896)	(11,280)	0.8%
Fifth Third Bancorp	(8,505)	(605,696)	(11,039)	0.8%
Tyson Foods Inc.	(3,155)	(601,583)	(10,964)	0.8%
Archer-Daniels-Midland Co.	(6,092)	(600,320)	(10,941)	0.8%
United Continental Holdings Inc.	(2,710)	(597,576)	(10,891)	0.7%
M&T Bank Corp.	(1,516)	(597,150)	(10,883)	0.7%
Agilent Technologies Inc.	(3,570)	(594,326)	(10,832)	0.7%
Stanley Black & Decker Inc.	(1,667)	(590,267)	(10,758)	0.7%
Hartford Financial Services Group Inc./The	(3,887)	(537,330)	(9,793)	0.7%
Dollar Tree Inc.	(2,171)	(529,910)	(9,658)	0.7%
Royal Caribbean Cruises Ltd.	(1,827)	(509,910)	(9,293)	0.6%
KeyCorp	(11,186)	(492,909)	(8,983)	0.6%
Parker-Hannifin Corp.	(1,169)	(490,821)	(8,945)	0.6%
McCormick & Co. Inc./MD	(1,253)	(476,393)	(8,682)	0.6%
Republic Services Inc.	(2,217)	(471,350)	(8,590)	0.6%
Synopsys Inc.	(1,475)	(469,586)	(8,558)	0.6%
Citizens Financial Group Inc.	(5,159)	(461,065)	(8,403)	0.6%
Hess Corp.	(2,851)	(443,459)	(8,082)	0.6%
Keysight Technologies Inc.	(2,063)	(443,007)	(8,074)	0.6%
Synchrony Financial	(5,118)	(440,488)	(8,028)	0.6%
Ameriprise Financial Inc.	(1,261)	(440,096)	(8,021)	0.6%
Concho Resources Inc.	(1,862)	(436,175)	(7,949)	0.5%
ONEOK Inc.	(2,594)	(436,005)	(7,946)	0.5%
Nucor Corp.	(3,337)	(435,349)	(7,934)	0.5%

See Notes to Schedule of Investments

Regions Financial Corp.	(11,385)	(435,069)	(7,929)	0.5%
Kroger Co./The	(8,565)	(434,740)	(7,923)	0.5%
AMETEK Inc.	(2,021)	(434,368)	(7,916)	0.5%
Cincinnati Financial Corp.	(1,679)	(432,314)	(7,879)	0.5%
Arthur J Gallagher & Co.	(1,983)	(430,240)	(7,841)	0.5%
First Republic Bank/CA	(1,794)	(427,569)	(7,793)	0.5%
Freeport-McMoRan Inc.	(16,044)	(425,666)	(7,758)	0.5%
Western Digital Corp.	(3,289)	(425,130)	(7,748)	0.5%
Discover Financial Services	(1,974)	(425,015)	(7,746)	0.5%
Principal Financial Group Inc.	(3,030)	(421,863)	(7,689)	0.5%
Laboratory Corp of America Holdings	(1,044)	(419,638)	(7,648)	0.5%
International Paper Co.	(3,967)	(417,845)	(7,615)	0.5%
Cummins Inc.	(1,041)	(409,443)	(7,462)	0.5%
DXC Technology Co.	(2,978)	(398,340)	(7,260)	0.5%
Yum China Holdings Inc.	(3,623)	(395,456)	(7,207)	0.5%
Other securities	(591,531)	(53,040,650)	(966,681)	66.7%
		(80,017,027)	(1,458,329)
Accrued Net Interest Receivable/(Payable)			130,455
			(1,327,874)
Total Return Basket Swaps, at Value			$(6,487,315)

(b)         The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)          Effective rate at July 31, 2019.

Total return swap contracts (“total return swaps”)

At July 31, 2019, the Fund had outstanding over-the-counter total return swaps as follows:

Over-the-counter total return swaps — Short (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CITI	Consumer Staples Select Sector Total Return Index	USD	(10,151,165)	11/6/2020	2.13%	(0.30)%	3M USD LIBOR	3M/3M	87,191	$(165,533)	$(78,342)
GSI	Dow Jones U.S. Select Medical Equipment Index	USD	(5,357,512)	6/29/2020	2.41%	0.08%	1M USD LIBOR	1M/T	(154,913)	4,783	(150,130)
GSI	iShares S&P 500 Value ETF	USD	(38,398,340)	11/29/2019	2.67%	0.35%	1M USD LIBOR	1M/T	(4,126,926)	49,188	(4,077,738	)(c)
GSI	iShares S&P 500 Value ETF	USD	(33,941,286)	11/29/2019	2.67%	0.35%	1M USD LIBOR	1M/T	(1,267,712)	42,108	(1,225,604	)(d)
JPM	MSCI Daily Total Return Gross Industrial USD Index	USD	(8,056,824)	11/16/2020	2.51%	0.08%	3M USD LIBOR	3M/3M	(253,989)	44,275	(209,714)
GSI	Russell Mid-Cap Index	USD	(42,936,368)	7/29/2020	2.03%	(0.30)%	1M USD LIBOR	1M/T	(4,937,317)	41,434	(4,895,883)
CITI	S&P 500 Growth Total Return Index	USD	(38,950,765)	11/6/2020	2.13%	(0.30)%	3M USD LIBOR	3M/3M	130,699	202,297	332,996	(e)
CITI	S&P Regional Banks Select Industry Index	USD	(1,490,922)	9/25/2020	2.52%	0.09%	3M USD LIBOR	3M/3M	(16,860)	2,083	(14,777)
CITI	S&P Regional Banks Select Industry Index	USD	(7,230,972)	9/25/2020	2.52%	0.09%	3M USD LIBOR	3M/3M	(798,882)	9,231	(789,651)
CITI	SPDR S&P Retail ETF	USD	(17,248,950)	7/23/2020	0.87%	(1.40)%	1M USD LIBOR	1M/1M	(96,786)	3,313	(93,473)
CITI	Trupanion, Inc.	USD	(1,157,760)	3/9/2020	(9.18)%	(11.50)%	1M USD LIBOR	1M/T	(51,901)	(15,149)	(67,050)
CITI	Trupanion, Inc.	USD	(792,583)	3/9/2020	(9.18)%	(11.50)%	1M USD LIBOR	1M/T	27,701	(1,951)	25,750
CITI	Trupanion, Inc.	USD	(643,200)	3/9/2020	(9.18)%	(11.50)%	1M USD LIBOR	1M/T	77,096	(1,713)	75,383
CITI	Trupanion, Inc.	USD	(900,480)	3/9/2020	(9.18)%	(11.50)%	1M USD LIBOR	1M/T	(118,728)	(507)	(119,235)
CITI	Trupanion, Inc.	USD	(1,172,393)	3/9/2020	(9.18)%	(11.50)%	1M USD LIBOR	1M/T	(131,307)	(675)	(131,982)
CITI	Trupanion, Inc.	USD	(691,440)	3/9/2020	(9.18)%	(11.50)%	1M USD LIBOR	1M/T	(19,099)	(3,648)	(22,747)
CITI	Trupanion, Inc.	USD	(771,840)	3/9/2020	(9.18)%	(11.50)%	1M USD LIBOR	1M/T	(21,419)	(4,072)	(25,491)
CITI	Trupanion, Inc.	USD	(326,520)	3/9/2020	(9.18)%	(11.50)%	1M USD LIBOR	1M/T	(15,356)	(1,909)	(17,265)
CITI	Trupanion, Inc.	USD	(1,157,760)	3/9/2020	(9.18)%	(11.50)%	1M USD LIBOR	1M/T	40,844	(7,592)	33,252
CITI	Trupanion, Inc.	USD	(804,000)	3/9/2020	(9.18)%	(11.50)%	1M USD LIBOR	1M/T	7,152	(5,787)	1,365
CITI	Utilities Select Sector SPDR Fund	USD	(10,147,215)	9/19/2019	2.26%	(0.07)%	1M USD LIBOR	1M/T	(1,081,936)	3,121	(1,078,815)
Total									$(12,722,448)	$193,297	$(12,529,151)

See Notes to Schedule of Investments

(a)       The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.

(b)       Effective rate at July 31, 2019.

(c)       The following table represents required component disclosures associated with the S&P 500 Value Index swap as of July 31, 2019:

Description	Index Shares	Component Weighting	Fund Value
Apple Inc.	(532)	8.1%	$(329,525)
JPMorgan Chase & Co.	(215)	3.3%	(133,162)
Bank of America Corp.	(155)	2.4%	(96,002)
AT&T Inc.	(142)	2.2%	(87,936)
UnitedHealth Group Incorporated	(135)	2.1%	(83,742)
Chevron Corporation	(134)	2.0%	(82,987)
Berkshire Hathaway Inc. Class B	(118)	1.8%	(73,252)
Wells Fargo & Company	(112)	1.7%	(69,293)
Citigroup Inc.	(94)	1.4%	(58,231)
Walmart Inc.	(88)	1.3%	(54,638)
Johnson & Johnson	(81)	1.2%	(50,162)
Exxon Mobil Corporation	(79)	1.2%	(48,988)
International Business Machines Corporation	(75)	1.1%	(46,511)
Procter & Gamble Company	(74)	1.1%	(46,101)
Home Depot, Inc.	(73)	1.1%	(44,929)
Costco Wholesale Corporation	(69)	1.1%	(42,896)
Walt Disney Company	(63)	1.0%	(38,872)
Comcast Corporation Class A	(60)	0.9%	(37,364)
Coca-Cola Company	(55)	0.8%	(34,324)
General Electric Company	(52)	0.8%	(32,249)
Altria Group Inc.	(50)	0.8%	(31,163)
Gilead Sciences, Inc.	(48)	0.7%	(29,482)
Mondelez International, Inc. Class A	(44)	0.7%	(27,265)
Anthem, Inc.	(43)	0.7%	(26,814)
Caterpillar Inc.	(43)	0.7%	(26,646)
Goldman Sachs Group, Inc.	(43)	0.6%	(26,503)
Intel Corporation	(43)	0.6%	(26,428)
CVS Health Corporation	(41)	0.6%	(25,684)
Chubb Limited	(40)	0.6%	(24,764)
PepsiCo, Inc.	(40)	0.6%	(24,727)
CME Group Inc. Class A	(40)	0.6%	(24,628)
Oracle Corporation	(39)	0.6%	(24,172)
Accenture Plc Class A	(38)	0.6%	(23,472)
PNC Financial Services Group, Inc.	(37)	0.6%	(22,828)
Philip Morris International Inc.	(36)	0.6%	(22,556)
Duke Energy Corporation	(36)	0.5%	(22,342)
Honeywell International Inc.	(36)	0.5%	(22,206)
Northrop Grumman Corporation	(34)	0.5%	(20,764)
Southern Company	(33)	0.5%	(20,700)
Morgan Stanley	(33)	0.5%	(20,160)
United Technologies Corporation	(32)	0.5%	(19,941)
Starbucks Corporation	(32)	0.5%	(19,887)
BlackRock, Inc.	(32)	0.5%	(19,691)
Schlumberger NV	(32)	0.5%	(19,591)
DuPont de Nemours, Inc.	(31)	0.5%	(19,121)
General Motors Company	(30)	0.5%	(18,830)
NIKE, Inc. Class B	(30)	0.5%	(18,747)
Deere & Company	(30)	0.5%	(18,582)
Prologis, Inc.	(29)	0.4%	(17,994)
General Dynamics Corporation	(29)	0.4%	(17,867)

See Notes to Schedule of Investments

(d)         The following table represents required component disclosures associated with the S&P 500 Value Index swap as of July 31, 2019:

Description	Index Shares	Component Weighting	Fund Value
Apple Inc.	(470)	8.1%	$(99,042)
JPMorgan Chase & Co.	(190)	3.3%	(40,023)
Bank of America Corp.	(137)	2.4%	(28,854)
AT&T Inc.	(125)	2.2%	(26,430)
UnitedHealth Group Incorporated	(119)	2.1%	(25,169)
Chevron Corporation	(118)	2.0%	(24,943)
Berkshire Hathaway Inc. Class B	(105)	1.8%	(22,017)
Wells Fargo & Company	(99)	1.7%	(20,827)
Citigroup Inc.	(83)	1.4%	(17,502)
Walmart Inc.	(78)	1.3%	(16,422)
Johnson & Johnson	(72)	1.2%	(15,077)
Exxon Mobil Corporation	(70)	1.2%	(14,724)
International Business Machines Corporation	(66)	1.1%	(13,979)
Procter & Gamble Company	(66)	1.1%	(13,856)
Home Depot, Inc.	(64)	1.1%	(13,504)
Costco Wholesale Corporation	(61)	1.1%	(12,893)
Walt Disney Company	(55)	1.0%	(11,683)
Comcast Corporation Class A	(53)	0.9%	(11,230)
Coca-Cola Company	(49)	0.8%	(10,316)
General Electric Company	(46)	0.8%	(9,693)
Altria Group Inc.	(44)	0.8%	(9,366)
Gilead Sciences, Inc.	(42)	0.7%	(8,861)
Mondelez International, Inc. Class A	(39)	0.7%	(8,195)
Anthem, Inc.	(38)	0.7%	(8,059)
Caterpillar Inc.	(38)	0.7%	(8,009)
Goldman Sachs Group, Inc.	(38)	0.6%	(7,966)
Intel Corporation	(38)	0.6%	(7,943)
CVS Health Corporation	(37)	0.6%	(7,720)
Chubb Limited	(35)	0.6%	(7,443)
PepsiCo, Inc.	(35)	0.6%	(7,432)
CME Group Inc. Class A	(35)	0.6%	(7,402)
Oracle Corporation	(34)	0.6%	(7,265)
Accenture Plc Class A	(33)	0.6%	(7,055)
PNC Financial Services Group, Inc.	(33)	0.6%	(6,861)
Philip Morris International Inc.	(32)	0.6%	(6,779)
Duke Energy Corporation	(32)	0.5%	(6,715)
Honeywell International Inc.	(32)	0.5%	(6,674)
Northrop Grumman Corporation	(30)	0.5%	(6,241)
Southern Company	(30)	0.5%	(6,221)
Morgan Stanley	(29)	0.5%	(6,059)
United Technologies Corporation	(28)	0.5%	(5,993)
Starbucks Corporation	(28)	0.5%	(5,977)
BlackRock, Inc.	(28)	0.5%	(5,918)
Schlumberger NV	(28)	0.5%	(5,888)
DuPont de Nemours, Inc.	(27)	0.5%	(5,747)
General Motors Company	(27)	0.5%	(5,660)
NIKE, Inc. Class B	(27)	0.5%	(5,635)
Deere & Company	(27)	0.5%	(5,585)
Prologis, Inc.	(26)	0.4%	(5,408)
General Dynamics Corporation	(25)	0.4%	(5,370)

(e)          The following table represents required component disclosures associated with the S&P 500 Growth Index swap as of July 31, 2019:

See Notes to Schedule of Investments

Description	Index Shares	Component Weighting	Fund Value
Microsoft Corporation	(654)	7.9%	$26,256
Amazon.com, Inc.	(483)	5.8%	19,412
Facebook, Inc. Class A	(292)	3.5%	11,733
Alphabet Inc. Class C	(233)	2.8%	9,376
Alphabet Inc. Class A	(228)	2.8%	9,172
Visa Inc. Class A	(194)	2.3%	7,783
Mastercard Incorporated Class A	(153)	1.8%	6,153
Cisco Systems, Inc.	(148)	1.8%	5,963
Verizon Communications Inc.	(143)	1.7%	5,747
Pfizer Inc.	(135)	1.6%	5,422
Merck & Co., Inc.	(134)	1.6%	5,372
Johnson & Johnson	(128)	1.5%	5,129
Berkshire Hathaway Inc. Class B	(120)	1.4%	4,804
Boeing Company	(112)	1.3%	4,489
Exxon Mobil Corporation	(110)	1.3%	4,430
Procter & Gamble Company	(104)	1.3%	4,169
McDonald’s Corporation	(101)	1.2%	4,046
Abbott Laboratories	(96)	1.2%	3,864
Intel Corporation	(95)	1.1%	3,813
Adobe Inc.	(91)	1.1%	3,667
Netflix, Inc.	(88)	1.1%	3,551
Walt Disney Company	(88)	1.1%	3,515
Medtronic Plc	(86)	1.0%	3,436
PayPal Holdings Inc.	(81)	1.0%	3,261
Union Pacific Corporation	(80)	1.0%	3,203
salesforce.com, inc.	(75)	0.9%	3,017
Broadcom Inc.	(72)	0.9%	2,886
Thermo Fisher Scientific Inc.	(70)	0.8%	2,793
PepsiCo, Inc.	(68)	0.8%	2,748
Home Depot, Inc.	(68)	0.8%	2,719
Coca-Cola Company	(66)	0.8%	2,642
NextEra Energy, Inc.	(62)	0.7%	2,495
Eli Lilly and Company	(59)	0.7%	2,367
American Tower Corporation	(59)	0.7%	2,352
Comcast Corporation Class A	(56)	0.7%	2,262
U.S. Bancorp	(54)	0.6%	2,150
Texas Instruments Incorporated	(48)	0.6%	1,946
Amgen Inc.	(47)	0.6%	1,889
Automatic Data Processing, Inc.	(45)	0.5%	1,822
Intuit Inc.	(45)	0.5%	1,808
Linde plc	(44)	0.5%	1,749
Oracle Corporation	(43)	0.5%	1,718
ConocoPhillips	(42)	0.5%	1,679
Philip Morris International Inc.	(42)	0.5%	1,668
TJX Companies Inc.	(41)	0.5%	1,664
Honeywell International Inc.	(39)	0.5%	1,578
S&P Global, Inc.	(38)	0.5%	1,516
Fiserv, Inc.	(38)	0.5%	1,511
Intuitive Surgical, Inc.	(38)	0.5%	1,508
Boston Scientific Corporation	(37)	0.4%	1,485

At July 31, 2019, the Fund had cash collateral of $7,720,000, $11,660,000 and $20,430,000 deposited in segregated accounts for Citibank N.A., Goldman Sachs International and JPMorgan Chase Bank N.A., respectively, to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

Purchased option contracts (“options purchased”)

At July 31, 2019, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Aerospace & Defense
Boeing Co.	200	$6,823,600	$410	8/16/2019	$1,300

Capital Markets
Apollo Global Management LLC	2,279	7,520,700	37	1/17/2020	153,833
Apollo Global Management LLC	2,279	7,520,700	38	1/17/2020	96,857
Blackstone Group LP	2,892	13,875,816	47	9/20/2019	668,052
					918,742

Chemicals
Ashland Global Holdings, Inc.	1,736	13,797,728	75	10/18/2019	1,111,040

Entertainment
Activision Blizzard, Inc.	1,176	5,731,824	47.5	8/16/2019	315,756

Health Care Providers & Services
CVS Health Corp.	1,050	5,866,350	60	2/21/2020	285,075

Independent Power and Renewable Electricity Producers
Vistra Energy Corp.	5,925	12,715,050	30	10/18/2019	—	(a)(b)

Professional Services
Equifax, Inc.	578	8,039,402	130	10/18/2019	647,360

Specialty Retail
Party City Holdco, Inc.	2,285	1,457,830	7.5	10/18/2019	91,400
Party City Holdco, Inc.	10,483	6,688,154	10	10/18/2019	104,830
Party City Holdco, Inc.	3,400	2,169,200	7.5	1/17/2020	246,500
Party City Holdco, Inc.	2,372	1,513,336	10	1/17/2020	59,300
		502,030
Textiles, Apparel & Luxury Goods
PVH Corp.	466	4,143,672	110	9/20/2019	19,805
Total calls					$3,801,108

Puts

Aerospace & Defense
Antero Midstream Corp.	3,919	$3,574,128	$7.5	10/18/2019	$78,380

Oil, Gas & Consumable Fuels
EQT Corp.	5,471	8,266,681	12	9/20/2019	82,065
Total puts					$160,445
Total options purchased (cost $4,810,468)					$3,961,553

(a)         Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Trustees.

(b)         Value determined using significant unobservable inputs.

See Notes to Schedule of Investments

Written option contracts (“options written”)

At July 31, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Aerospace & Defense
Antero Midstream Corp.	3,919	$(3,574,128)	$10	10/18/2019	$(176,355)

Oil, Gas & Consumable Fuels
EQT Corp.	5,471	(8,266,681)	16	9/20/2019	(382,970)
Total calls					$(559,325)

Puts

Aerospace & Defense
Boeing Co.	200	$(6,823,600)	$340	8/16/2019	$(146,500)

Capital Markets
Apollo Global Management LLC	2,279	(7,520,700)	30	1/17/2020	(301,968)
Apollo Global Management LLC	2,279	(7,520,700)	31	1/17/2020	(393,127)
Blackstone Group LP	1,935	(9,284,130)	40	12/20/2019	(121,905)
					(817,000)
Chemicals
Ashland Global Holdings, Inc.	1,736	(13,797,728)	65	1/17/2020	(151,900)
Ashland Global Holdings, Inc.	723	(5,746,404)	75	1/17/2020	(224,130)
					(376,030)
Energy Equipment & Services
Cactus, Inc.	2,265	(6,652,305)	35	11/15/2019	(1,381,650)

Entertainment
Activision Blizzard, Inc.	1,765	(8,602,610)	40	8/16/2019	(18,533)

Independent Power and Renewable Electricity Producers
Vistra Energy Corp.	5,925	(12,715,050)	22	10/18/2019	(814,687)

Specialty Retail
Party City Holdco, Inc.	3,620	(2,309,560)	7.5	10/18/2019	(524,900)

Trading Companies & Distributors
Univar, Inc.	1,824	(4,034,688)	17.5	12/20/2019	(118,560)
Univar, Inc.	1,824	(4,034,688)	20	12/20/2019	(200,640)
					(319,200)
Total puts					$(4,398,500)
Total options written (premium received $4,335,079)					$(4,957,825)

At July 31, 2019, the Fund had securities pledged in the amount of $31,311,446 to cover collateral requirements for options written.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Commercial Services	$—	$—	$21,260	$21,260
IT Services	98,640	24,817	3,430	126,887
Oil, Gas & Consumable Fuels	46,454	—	2,303	48,757
Other Common Stocks(a)	1,841,592	—	—	1,841,592
Total Common Stocks	1,986,686	24,817	26,993	2,038,496
Preferred Stocks
Food Products	—	—	7,520	7,520
Other Preferred Stocks(a)	14,638	—	—	14,638
Total Preferred Stocks	14,638	—	7,520	22,158
Loan Assignments
Aerospace & Defense	—	—	995	995
Leisure Goods - Activities - Movies	—	—	25,000	25,000
Total Loan Assignments	—	—	25,995	25,995
Corporate Bonds(a)	—	131,556	—	131,556
Convertible Bonds(a)	—	5,750	—	5,750
U.S. Treasury Obligations	—	134,624	—	134,624
Master Limited Partnerships(a)	28,029	—	—	28,029
Warrants(a)	2,020	—	—	2,020
Options Purchased
Independent Power and Renewable Electricity Producers	—	—	—	—
Other Options Purchased(b)	3,962	—	—	3,962
Total Options Purchased	3,962	—	—	3,962
Short-Term Investments	—	127,765	—	127,765
Total Long Positions	$2,035,335	$424,512	$60,508	$2,520,355

(a)    The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)    The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

(c)     The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Investments in Securities: (000’s omitted)	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2019
Common Stocks(d) Commercial Services	$22,623	$—	$—	$—	$—	$(1,363)	$—	$—	$21,260	$—
IT Services	—	—	—	—	3,430	—	—	—	3,430	—
Oil, Gas & Consumable Fuels	—	—	—	—	2,303	—	—	—	2,303	—
Preferred Stocks(d) Food Products	—	—	—	—	7,520	—	—	—	7,520	—
Health Care	15,003	—	—	(1,683)	—	(13,320)	—	—	—	—
Loan Assignments Aerospace & Defense(f)	—	1	—	17	980	(3)	—	—	995	17
Leisure Goods - Activities - Movies(d)	—	13	—	424	24,563	—	—	—	25,000	424
Options Purchased(g) Calls Independent Power and Renewable Electricity Producers	—	—	—	(370)	370	—	—	—	—	(370)
Food Products	—	—	(654)	654	—	—	—	—	—	—
Total	$37,626	$14	$(654)	$(958)	$39,166	$(14,686)	$—	$—	$60,508	$71

(d)        The following table presents additional information about valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2019:

Asset class	Fair value at 7/31/2019	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation From increase in input(e)
Common Stocks	$3,429,998	Market Approach	Transaction Price	$5.21	$5.21	Increase
Common Stocks	21,259,563	Market Approach	Adjusted Transaction Price	9.85	9.85	Increase
Common Stocks	2,303,000	Market Approach	Transaction Price	7,000.00	7,000.00	Increase
Preferred Stocks	7,520,004	Market Approach	Transaction Price	12.00	12.00	Increase
Loan Assignments	25,000,000	Market Approach	Transaction Price	100.00	100.00	Increase

(e)         Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(f)          Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(g)         As of the period ended July 31, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Liabilities Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(405,819)	$—	$—	$(405,819)
Corporate Bonds Sold Short(a)	—	(53,962)	—	(53,962)
Exchange-Traded Funds Sold Short	(5,776)	—	—	(5,776)
Master Limited Partnerships Sold Short(a)	(10,360)	—	—	(10,360)
Total Short Positions	$(421,955)	$(53,962)	$—	$(475,917)

(a) The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2019:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Liabilities	$(13,137)	$—	$—	$(13,137)
Swaps
Assets	—	469	—	469
Liabilities	—	(19,485)	—	(19,485)
Options Written
Liabilities	(4,958)	—	—	(4,958)
Total	$(18,095)	$(19,016)	$—	$(37,111)

(a)    Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b)     The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Other Financial Instruments: (000’s omitted)	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2019
Options Written(c)
IT Services	$—	$—	$358	$(358)	$—	$—	$—	$—	$—	$—
Total	$—	$—	$358	$(358)	$—	$—	$—	$—	$—	$—

(c)    At the beginning of the period, these investments were valued using methods the Fund’s Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. The Fund held no Level 3 investments at July 31, 2019.

^            A balance indicated with a “-” either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) July 31, 2019

		Value†
Number of Shares		(000’s omitted)
Common Stocks 34.8%
Aerospace & Defense 0.4%
221	Lockheed Martin Corp.	$80

Air Freight & Logistics 0.2%
68	C.H. Robinson Worldwide	6
442	Cia de Distribucion Integral Logista Holdings SA	9
383	Oesterreichische Post AG	13
3,391	Royal Mail PLC	8
		36
Auto Components 0.1%
100	Bridgestone Corp.	4
540	Gentex Corp.	15
127	Nokian Renkaat OYJ	3
		22
Automobiles 0.3%
132	Bayerische Motoren Werke AG, Preference Shares	8
81	Daimler AG	4
2,504	Ford Motor Co.	24
370	Harley-Davidson, Inc.	13
400	Honda Motor Co. Ltd.	10
248	Renault SA	14
		73
Banks 1.4%
3,183	Banco Bilbao Vizcaya Argentaria SA	16
455	BB&T Corp.	23
325	Citigroup, Inc.	23
600	Comerica, Inc.	44
320	First Hawaiian, Inc.	9
394	HSBC Holdings PLC	3
756	Huntington Bancshares, Inc.	11
4,308	Intesa Sanpaolo SpA	9
637	JPMorgan Chase & Co.	74
23,865	Lloyds Banking Group PLC	15
368	National Bank of Canada	18
2,592	Nordea Bank Abp	17
417	U.S. Bancorp	24
271	Wells Fargo & Co.	13
		299
Beverages 0.4%
2,582	Coca-Cola Amatil Ltd.	19
859	Coca-Cola Co.	45
187	PepsiCo, Inc.	24
		88
Biotechnology 0.2%
625	Gilead Sciences, Inc.	41

Capital Markets 0.2%
1,000	Daiwa Securities Group, Inc.	4
124	Franklin Resources, Inc.	4
1,775	Virtu Financial, Inc. Class A	39
		47

Chemicals 0.9%
234	Celanese Corp. Series A	26
312	Eastman Chemical Co.	24
150	FMC Corp.	13
301	Huntsman Corp.	6
235	LyondellBasell Industries NV Class A	20
1,800	Mitsubishi Chemical Holdings Corp.	13
700	Nutrien Ltd.	38
97	Nutrien Ltd.	5
396	Olin Corp.	8
295	RPM International, Inc.	20
400	Showa Denko KK	11
500	Teijin Ltd.	9
421	Valvoline, Inc.	8
		201
Commercial Services & Supplies 0.2%
313	KAR Auction Services, Inc.	8
123	Republic Services, Inc.	11
220	Societe BIC SA	15
117	Waste Management, Inc.	14
		48
Communications Equipment 0.6%
1,596	Cisco Systems, Inc.	88
3,526	Nokia OYJ	19
1,800	VTech Holdings Ltd.	16
		123
Construction & Engineering 0.2%
436	ACS Actividades de Construccion y Servicios SA	18
1,100	Ferrovial SA	28
		46
Consumer Finance 0.1%
64	Discover Financial Services	6
409	Navient Corp.	6
		12
Containers & Packaging 0.3%
540	Amcor PLC	6	*
206	Avery Dennison Corp.	24
517	International Paper Co.	23
96	Westrock Co.	3
		56
Diversified Consumer Services 0.1%
454	H&R Block, Inc.	13

Diversified Telecommunication Services 1.2%
734	AT&T, Inc.	25
487	BCE, Inc.	22
1,146	CenturyLink, Inc.	14
101	Cogent Communications Holdings, Inc.	6
90	Elisa OYJ	4
6,303	Koninklijke KPN NV	18
200	Nippon Telegraph & Telephone Corp.	9

See Notes to Schedule of Investments

		Value†
Number of Shares		(000’s omitted)
1,186	Orange SA	$18
161	Proximus SADP	5
4,600	Singapore Telecommunications Ltd.	11
66	Sunrise Communications Group AG	5	*(a)
2,362	Telefonica SA	18
467	Telenor ASA	10
3,236	Telia Co. AB	14
1,485	Verizon Communications, Inc.	82
		261
Electric Utilities 1.5%
500	CK Infrastructure Holdings Ltd.	4
500	CLP Holdings Ltd.	6
804	EDP - Energias de Portugal SA	3
950	Endesa SA	24
767	Evergy, Inc.	46
958	Exelon Corp.	43
734	FirstEnergy Corp.	32
10,500	HK Electric Investments & HK Electric Investments Ltd.	11	(a)
35	Iberdrola SA	—	*
1,520	Iberdrola SA	14
1,108	Mercury NZ Ltd.	3
300	NextEra Energy, Inc.	62
469	OGE Energy Corp.	20
96	Portland General Electric Co.	5
3,000	Power Assets Holdings Ltd.	22
344	PPL Corp.	10
455	Southern Co.	26
		331
Electrical Equipment 0.1%
308	Eaton Corp. PLC	25

Energy Equipment & Services 0.1%
475	Helmerich & Payne, Inc.	24

Entertainment 0.1%
264	Cinemark Holdings, Inc.	10
655	Viacom, Inc. Class B	20
		30
Equity Real Estate Investment Trusts 4.4%
437	Alexandria Real Estate Equities, Inc.	64
332	American Campus Communities, Inc.	16
147	American Tower Corp.	31
1,075	Americold Realty Trust	36
520	Apple Hospitality REIT, Inc.	8
8,800	Ascendas Real Estate Investment Trust	20
609	British Land Co. PLC	4
604	Brixmor Property Group, Inc.	11
325	Brookfield Property REIT, Inc. Class A	6
7,000	CapitaLand Mall Trust	13
277	CoreCivic, Inc.	5
95	CoreSite Realty Corp.	10
652	Crown Castle International Corp.	87
90	Digital Realty Trust, Inc.	10
136	EPR Properties	10
50	Equinix, Inc.	25
250	Equity LifeStyle Properties, Inc.	31
134	Extra Space Storage, Inc.	15
200	Four Corners Property Trust, Inc.	5
463	Gaming and Leisure Properties, Inc.	17
1,262	H&R Real Estate Investment Trust	22
348	Highwoods Properties, Inc.	16
376	Hospitality Properties Trust	9
34	Invincible Investment Corp.	20
91	Iron Mountain, Inc.	3
532	Kimco Realty Corp.	10
362	Klepierre SA	11
211	Lexington Realty Trust	2
10,300	Mapletree North Asia Commercial Trust	11	(a)
1,680	Medical Properties Trust, Inc.	29
750	Merlin Properties Socimi SA	10
98	Mid-America Apartment Communities, Inc.	12
74	National Health Investors, Inc.	6
550	National Retail Properties, Inc.	29
1,123	OMEGA Healthcare Investors, Inc.	41
691	Park Hotels & Resorts, Inc.	18
286	Piedmont Office Realty Trust, Inc. Class A	6
345	Prologis, Inc.	28
59	Public Storage	14
1,192	RioCan Real Estate Investment Trust	23
203	RLJ Lodging Trust	4
89	Simon Property Group, Inc.	14
164	SmartCentres Real Estate Investment Trust	4
380	Spirit Realty Capital, Inc.	17
376	STAG Industrial, Inc.	11
775	STORE Capital Corp.	27
152	Sun Communities, Inc.	20
100	Terreno Realty Corp.	5
454	Ventas, Inc.	31
779	VEREIT, Inc.	7
287	VICI Properties, Inc.	6
7,137	Vicinity Centres	13
242	Welltower, Inc.	20
1,636	Weyerhaeuser Co.	42
166	WP Carey, Inc.	14
		979
Food & Staples Retailing 0.7%
19	Casino Guichard Perrachon SA	1
200	Costco Wholesale Corp.	55
290	Kesko OYJ, B Shares	17
396	Koninklijke Ahold Delhaize NV	9
324	Sysco Corp.	22
450	Walmart, Inc.	50
		154
Food Products 0.4%
1	Chocoladefabriken Lindt & Spruengli AG	8
900	Flowers Foods, Inc.	21
324	Mondelez International, Inc. Class A	17
149	Mowi ASA	4
203	Nestle SA	22
2,357	Orkla ASA	20

See Notes to Schedule of Investments

		Value†
Number of Shares		(000’s omitted)
690	Tate & Lyle PLC	$6
		98
Gas Utilities 0.2%
435	Enagas SA	9
387	Naturgy Energy Group SA	10
5,273	Snam SpA	26
		45
Health Care Equipment & Supplies 0.1%
277	Medtronic PLC	28

Health Care Providers & Services 0.3%
290	AmerisourceBergen Corp.	25
268	Cardinal Health, Inc.	12
266	Quest Diagnostics, Inc.	27
605	Sonic Healthcare Ltd.	12
		76
Hotels, Restaurants & Leisure 0.8%
275	Carnival Corp.	13
222	Carnival PLC	10
205	Cracker Barrel Old Country Store, Inc.	36
2,074	Crown Resorts Ltd.	17
65	Darden Restaurants, Inc.	8
455	Extended Stay America, Inc.	8
6,000	Genting Singapore Ltd.	4
387	Las Vegas Sands Corp.	23
134	McDonald’s Corp.	28
162	Six Flags Entertainment Corp.	9
79	Starbucks Corp.	7
201	Wyndham Destinations, Inc.	9
		172
Household Durables 0.3%
1,459	Barratt Developments PLC	11
391	Berkeley Group Holdings PLC	18
786	Persimmon PLC	19
500	Sekisui House Ltd.	9
35	Whirlpool Corp.	5
		62
Household Products 0.3%
298	Colgate-Palmolive Co.	21
174	Kimberly-Clark Corp.	24
217	Procter & Gamble Co.	26
		71
Independent Power and Renewable Electricity Producers 1.2%
1,561	AES Corp.	26
4,100	Clearway Energy, Inc. Class C	74
3,500	NextEra Energy Partners LP	170
		270
Industrial Conglomerates 0.2%
64	3M Co.	11
79	Honeywell International, Inc.	14
4,000	NWS Holdings Ltd.	7
400	Siemens AG ADR	22
		54
Insurance 1.0%
404	Ageas	22
280	ASR Nederland NV	11
225	Assurant, Inc.	25
209	CNA Financial Corp.	10
500	Hartford Financial Services Group, Inc.	29
502	MetLife, Inc.	25
200	MS&AD Insurance Group Holdings, Inc.	7
957	Power Corp. of Canada	20
377	Power Financial Corp.	8
213	SCOR SE	9
120	Sun Life Financial, Inc.	5
97	Swiss Re AG	9
46	Tokio Marine Holdings, Inc.	2
153	Travelers Cos., Inc.	22
512	UNIQA Insurance Group AG	5
		209
IT Services 0.4%
170	Automatic Data Processing, Inc.	28
193	IBM Corp.	29
1,043	Western Union Co.	22
		79
Machinery 0.6%
500	Amada Holdings Co. Ltd.	6
30	Caterpillar, Inc.	4
161	Cummins, Inc.	26
211	Dover Corp.	20
145	Illinois Tool Works, Inc.	22
307	PACCAR, Inc.	22
133	Parker-Hannifin Corp.	23
		123
Media 0.8%
600	Comcast Corp. Class A	26
2,544	Interpublic Group of Cos., Inc.	58
1,043	Mediaset Espana Comunicacion SA	6
87	Meredith Corp.	5
111	Nexstar Media Group, Inc. Class A	11
2,942	NOS SGPS SA	18
353	Omnicom Group, Inc.	29
329	RTL Group SA	16
158	Sinclair Broadcast Group, Inc. Class A	8
169	Tribune Media Co. Class A	8
		185
Metals & Mining 1.2%
450	Acerinox SA	4
10,423	Alumina Ltd.	17
454	Anglo American PLC	11
785	BHP Group Ltd.	22
87	BHP Group PLC	2
21	Boliden AB	1
2,110	Fortescue Metals Group Ltd.	12
535	Franco-Nevada Corp.	46
4,189	Glencore PLC	13	*
100	JFE Holdings, Inc.	1
432	Nucor Corp.	24
143	Reliance Steel & Aluminum Co.	14
414	Rio Tinto PLC	23
700	Rio Tinto PLC ADR	40
8,944	South32 Ltd.	19
513	Steel Dynamics, Inc.	16
		265

See Notes to Schedule of Investments

		Value†
Number of Shares		(000’s omitted)
Mortgage Real Estate Investment 0.5%
1,411	AGNC Investment Corp.	$24
1,001	Annaly Capital Management, Inc.	10
333	Apollo Commercial Real Estate Finance, Inc.	6
846	Blackstone Mortgage Trust, Inc. Class A	30
435	Chimera Investment Corp.	8
712	MFA Financial, Inc.	5
1,287	Starwood Property Trust, Inc.	30
		113
Multi-Utilities 1.7%
350	Ameren Corp.	27
909	CenterPoint Energy, Inc.	26
11,200	Centrica PLC	10
1,339	Dominion Energy, Inc.	100
200	DTE Energy Co.	25
1,363	Engie SA	21
1,310	National Grid PLC	13
850	NiSource, Inc.	25
9	NorthWestern Corp.	1
850	Sempra Energy	115
		363
Multiline Retail 0.3%
2,853	Harvey Norman Holdings Ltd.	9
325	Kohl’s Corp.	17
2,708	Marks & Spencer Group PLC	7
358	Nordstrom, Inc.	12
683	Wesfarmers Ltd.	18
		63
Oil, Gas & Consumable Fuels 4.8%
2,953	Antero Midstream Corp.	27
190	Chevron Corp.	23
212	CVR Energy, Inc.	11
176	Delek U.S. Holdings, Inc.	8
267	Enbridge, Inc.	9
937	Eni SpA	15
1,271	Equitrans Midstream Corp.	21
308	Exxon Mobil Corp.	23
141	HollyFrontier Corp.	7
646	Idemitsu Kosan Co. Ltd.	18
1,208	Inter Pipeline Ltd.	20
1,173	Kinder Morgan, Inc.	24
464	Occidental Petroleum Corp.	24
2,996	ONEOK, Inc.	210
800	Pembina Pipeline Corp.	29
1,100	Pembina Pipeline Corp.	40
258	Phillips 66	26
361	Plains GP Holdings LP Class A	9	*
1,214	Repsol SA	19
601	Royal Dutch Shell PLC Class A	19
4,900	Shell Midstream Partners LP	106
1,400	Suncor Energy, Inc.	40
595	Suncor Energy, Inc.	17
403	Tallgrass Energy LP	8
2,475	Targa Resources Corp.	96
352	TOTAL SA	18
290	Valero Energy Corp.	25
5,988	Williams Cos., Inc.	147
751	Woodside Petroleum Ltd.	18
		1,057
Paper & Forest Products 0.1%
664	UPM-Kymmene OYJ	18

Personal Products 0.1%
369	Unilever PLC	22

Pharmaceuticals 2.0%
208	AstraZeneca PLC	18
1,200	AstraZeneca PLC ADR	52
1,250	Bristol-Myers Squibb Co.	55
246	Eli Lilly & Co.	27
1,196	GlaxoSmithKline PLC	25
193	H Lundbeck A/S	7
466	Johnson & Johnson	61
339	Merck & Co., Inc.	28
283	Novartis AG	26
402	Orion OYJ Class B	14
1,742	Pfizer, Inc.	68
75	Roche Holding AG	20
265	Sanofi	22
500	Takeda Pharmaceutical Co. Ltd.	17
		440
Professional Services 0.1%
1,039	RELX PLC	25

Real Estate Management & Development 0.2%
548	Brookfield Property Partners LP	11
3,700	CapitaLand Ltd.	10
38	Daito Trust Construction Co. Ltd.	5
575	Kennedy-Wilson Holdings, Inc.	12
		38
Road & Rail 0.2%
575	CSX Corp.	41

Semiconductors & Semiconductor Equipment 0.7%
2,000	ASM Pacific Technology Ltd.	23
81	Broadcom, Inc.	23
729	Maxim Integrated Products, Inc.	43
200	QUALCOMM, Inc.	15
700	SUMCO Corp.	9
244	Texas Instruments, Inc.	31
100	Tokyo Electron Ltd.	17
		161
Software 0.4%
4,630	Avast PLC	19	(a)
757	Micro Focus International	16
350	Microsoft Corp.	48
		83
Specialty Retail 0.5%
1,175	Foot Locker, Inc.	48
297	Home Depot, Inc.	64
		112
Technology Hardware, Storage & Peripherals 0.7%
425	Apple, Inc.	91
300	Brother Industries Ltd.	5
700	Canon, Inc.	19
12	HP, Inc.	—
286	NetApp, Inc.	17
1,000	Seiko Epson Corp.	15
507	Xerox Corp.	16
		163
Textiles, Apparel & Luxury Goods 0.0%(b)
64	Pandora A/S	2

See Notes to Schedule of Investments

		Value†
Number of Shares		(000’s omitted)
Thrifts & Mortgage Finance 0.1%
562	Genworth MI Canada, Inc.	$21
580	TFS Financial Corp.	10
		31
Tobacco 0.4%
476	Altria Group, Inc.	22
818	Imperial Brands PLC	21
500	Japan Tobacco, Inc.	11
280	Philip Morris International, Inc.	24
269	Vector Group Ltd.	3
		81
Trading Companies & Distributors 0.5%
1,200	ITOCHU Corp.	23
3,000	Marubeni Corp.	19
500	Mitsubishi Corp.	13
1,300	Mitsui & Co. Ltd.	21
300	Sumitomo Corp.	5
175	Watsco, Inc.	29
		110
Transportation Infrastructure 0.0%(b)
1,600	Sydney Airport	9

Wireless Telecommunication Services 0.0%(b)
400	NTT DOCOMO, Inc.	10
Total Common Stocks (Cost $7,093)		7,668

Preferred Stocks 1.4%
Equity Real Estate Investment Trusts 1.4%
600	Ashford Hospitality Trust, Inc., Ser. F, 7.38%	12
1,579	Ashford Hospitality Trust, Inc., Ser. H, 7.50%	31
1,226	Brookfield Property REIT, Inc., Ser. A, 6.38%	31
156	Cedar Realty Trust, Inc., Ser. B, 7.25%	4
793	Colony Capital, Inc., Ser. J, 7.13%	19
764	Hersha Hospitality Trust, Ser. C, 6.88%	19
675	Hersha Hospitality Trust, Ser. D, 6.50%	17
1,000	Pebblebrook Hotel Trust, Ser. E, 6.38%	25
500	Pennsylvania Real Estate Investment Trust, Ser. D, 6.88%	11
800	PS Business Parks, Inc., Ser. U, 5.75%	21
550	PS Business Parks, Inc., Ser. V, 5.70%	14
250	QTS Realty Trust, Inc., Ser. A, 7.13%	6
533	Rexford Industrial Realty, Inc., Ser. A, 5.88%	14
600	Saul Centers, Inc., Ser. D, 6.13%	15
375	UMH Properties, Inc., Ser. D, 6.38%	9
1,219	VEREIT, Inc., Ser. F, 6.70%	31
1,050	Vornado Realty Trust, Ser. K, 5.70%	27
Total Preferred Stocks (Cost $307)		306

Convertible Bonds 0.9%
Biotechnology 0.0%(b)
10	BioMarin Pharmaceutical, Inc., 0.60%, due 8/1/2024	10

Communications Equipment 0.0%(b)
5	Finisar Corp., 0.50%, due 12/15/2036	5

Electronic Equipment, Instruments & Components 0.1%
20	Vishay Intertechnology, Inc., 2.25%, due 6/15/2025	19

Health Care Equipment & Supplies 0.1%
10	CONMED Corp., 2.63%, due 2/1/2024	12	(c)

Independent Power and Renewable Electricity Producers 0.1%
15	NextEra Energy Partners L.P., 1.50%, due 9/15/2020	15	(c)

Interactive Media & Services 0.1%
10	Zillow Group, Inc., 2.00%, due 12/1/2021	12

Internet & Direct Marketing Retail 0.1%
10	Liberty Expedia Holdings, Inc., 1.00%, due 6/30/2047	10	(c)
10	Quotient Technology, Inc., 1.75%, due 12/1/2022	10
		20
Machinery 0.0%(b)
5	Fortive Corp., 0.88%, due 2/15/2022	5	(c)

Media 0.1%
25	Liberty Media Corp., 2.13%, due 3/31/2048	25	(c)

Metals & Mining 0.1%
20	Endeavour Mining Corp., 3.00%, due 2/15/2023	21	(c)

Oil, Gas & Consumable Fuels 0.1%
15	Golar LNG Ltd., 2.75%, due 2/15/2022	14

Software 0.1%
5	DocuSign, Inc., 0.50%, due 9/15/2023	5	(c)
10	Envestnet, Inc., 1.75%, due 6/1/2023	12
20	Guidewire Software, Inc., 1.25%, due 3/15/2025	22
5	Splunk, Inc., 0.50%, due 9/15/2023	6	(c)
		45
Total Convertible Bonds (Cost $192)		203

Corporate Bonds 12.7%
Agriculture 0.1%
35	BAT Capital Corp., 4.54%, due 8/15/2047	33

Auto Manufacturers 0.1%
15	General Motors Financial Co., Inc., 5.10%, due 1/17/2024	16

Banks 3.2%
30	Banco Santander SA, 3.80%, due 2/23/2028	31
	Bank of America Corp.
35	2.74%, due 1/23/2022	35	(d)
100	3.71%, due 4/24/2028	105	(d)

See Notes to Schedule of Investments

Principal Amount		Value†
(000’s omitted)		(000’s omitted)
$30	3.97%, due 3/5/2029	$32	(d)
	Citigroup, Inc.
115	3.89%, due 1/10/2028	121	(d)
20	3.52%, due 10/27/2028	21	(d)
	Goldman Sachs Group, Inc.
40	3.69%, due 6/5/2028	42	(d)
75	3.81%, due 4/23/2029	78	(d)
35	4.02%, due 10/31/2038	37	(d)
20	5.15%, due 5/22/2045	23
65	HSBC Holdings PLC, 6.00%, due 5/22/2027	65	(d)(e)
30	JPMorgan Chase & Co., 3.88%, due 7/24/2038	32	(d)
70	Morgan Stanley, 3.59%, due 7/22/2028	73	(d)
		695
Beverages 0.6%
20	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 2/1/2036	22
	Anheuser-Busch InBev Worldwide, Inc.
25	4.60%, due 4/15/2048	28
40	4.75%, due 4/15/2058	44
35	5.80%, due 1/23/2059	45
		139
Chemicals 0.2%
35	DowDuPont, Inc., 4.73%, due 11/15/2028	40

Computers 0.8%
35	Apple, Inc., 4.65%, due 2/23/2046	42
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
65	5.45%, due 6/15/2023	70	(c)
35	6.02%, due 6/15/2026	39	(c)
30	HP Enterprise Co., 3.60%, due 10/15/2020	30
		181
Diversified Financial Services 0.7%
45	Avolon Holdings Funding Ltd., 3.95%, due 7/1/2024	46	(c)
100	Synchrony Financial, 2.85%, due 7/25/2022	100
		146
Electric 0.2%
55	DTE Energy Co., Ser. C, 3.40%, due 6/15/2029	56

Food 0.3%
55	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	57	(c)
10	Kroger Co., 5.40%, due 1/15/2049	11
		68
Healthcare - Products 0.5%
55	Abbott Laboratories, 3.75%, due 11/30/2026	59
60	Zimmer Biomet Holdings, Inc., 3.55%, due 4/1/2025	62
		121
Healthcare - Services 0.6%
	HCA, Inc.
25	4.13%, due 6/15/2029	26
45	5.25%, due 6/15/2049	47
50	UnitedHealth Group, Inc., 3.88%, due 8/15/2059	50
		123
Insurance 0.2%
35	AXA Equitable Holdings, Inc., 5.00%, due 4/20/2048	37

Media 0.5%
	Comcast Corp.
20	4.00%, due 8/15/2047	21
45	4.95%, due 10/15/2058	54
30	Fox Corp., 4.71%, due 1/25/2029	34	(c)
		109
Mining 0.1%
25	Anglo American Capital PLC, 4.50%, due 3/15/2028	26	(c)

Miscellaneous Manufacturers 0.1%
30	General Electric Co., Ser. D, 5.00%, due 1/21/2021	29	(d)(e)

Oil & Gas 0.8%
60	Apache Corp., 4.38%, due 10/15/2028	61
20	Canadian Natural Resources Ltd., 4.95%, due 6/1/2047	22
25	Concho Resources, Inc., 4.88%, due 10/1/2047	28
60	Marathon Oil Corp., 4.40%, due 7/15/2027	63
		174
Pharmaceuticals 1.4%
40	AbbVie, Inc., 4.70%, due 5/14/2045	41
55	AstraZeneca PLC, 3.50%, due 8/17/2023	57
	CVS Health Corp.
35	4.30%, due 3/25/2028	37
35	5.05%, due 3/25/2048	38
55	Halfmoon Parent, Inc., 4.80%, due 8/15/2038	60	(c)
	Shire Acquisitions Investments Ireland DAC
45	2.40%, due 9/23/2021	45
20	3.20%, due 9/23/2026	21
		299
Pipelines 1.3%
55	Energy Transfer Operating L.P., Ser. B, 6.63%, due 2/15/2028	52	(d)(e)
	Energy Transfer Partners L.P.
40	5.80%, due 6/15/2038	45
30	6.25%, due 4/15/2049	36
45	Kinder Morgan Energy Partners L.P., 4.15%, due 2/1/2024	48
45	Kinder Morgan, Inc., 5.55%, due 6/1/2045	52
60	MPLX L.P., 4.70%, due 4/15/2048	60
		293
Retail 0.2%
35	Walmart, Inc., 3.25%, due 7/8/2029	37

Savings & Loans 0.1%
20	Nationwide Building Society, 4.30%, due 3/8/2029	21	(c)(d)

Telecommunications 0.7%
	AT&T, Inc.

See Notes to Schedule of Investments

Principal Amount		Value†
(000’s omitted)		(000’s omitted)
$15	4.35%, due 6/15/2045	$15
45	5.45%, due 3/1/2047	52
35	4.50%, due 3/9/2048	36
40	Verizon Communications, Inc., 4.52%, due 9/15/2048	44
		147
Total Corporate Bonds (Cost $2,629)		2,790

Mortgage-Backed Securities 15.4%
Collateralized Mortgage Obligations 4.5%
	Fannie Mae Connecticut Avenue Securities
230	Ser. 2017-C02, Class 2M2, (1 month USD LIBOR + 3.65%), 5.92%, due 9/25/2029	244	(f)
45	Ser. 2017-C03, Class 1M2, (1 month USD LIBOR + 3.00%), 5.27%, due 10/25/2029	47	(f)
120	Ser. 2017-C04, Class 2M2, (1 month USD LIBOR + 2.85%), 5.12%, due 11/25/2029	124	(f)
75	Ser. 2017-C05, Class 1M2, (1 month USD LIBOR + 2.20%), 4.47%, due 1/25/2030	76	(f)
120	Ser. 2017-C06, Class 1M2, (1 month USD LIBOR + 2.65%), 4.92%, due 2/25/2030	124	(f)
250	Freddie Mac Structured Agency Credit Risk Debt Notes, Ser. 2017-DNA2, Class M2, (1 month USD LIBOR + 3.45%), 5.72%, due 10/25/2029	267	(f)
100	OBX Trust, Ser. 2019-EXP2, Class 2A1A, (1 month USD LIBOR + 0.90%), 3.27%, due 7/25/2059	100	(c)(f)
		982
Fannie Mae 7.4%
	Pass-Through Certificates
225	3.00%, TBA, 30 Year Maturity	227	(g)
70	3.50%, TBA, 15 Year Maturity	72	(g)
425	3.50%, TBA, 30 Year Maturity	435	(g)
785	4.00%, TBA, 30 Year Maturity	813	(g)
70	4.50%, TBA, 30 Year Maturity	73	(g)
		1,620
Ginnie Mae 3.5%
	Pass-Through Certificates
200	3.00%, TBA, 30 Year Maturity	204	(g)
295	3.50%, TBA, 30 Year Maturity	305	(g)
260	4.00%, TBA, 30 Year Maturity	270	(g)
		779
Total Mortgage-Backed Securities (Cost $3,347)		3,381

U.S. Treasury Obligations 18.7%
100	U.S. Treasury Bill, 2.34%, due 1/2/2020	99	(h)(i)
	U.S. Treasury Bonds
100	5.38%, due 2/15/2031	134	(i)
121	4.50%, due 2/15/2036	159
180	2.75%, due 8/15/2042	189
95	2.25%, due 8/15/2046	90
	U.S. Treasury Inflation-Indexed Bonds(j)
430	2.00%, due 1/15/2026	477	(i)
151	0.50%, due 1/15/2028	153
12	1.75%, due 1/15/2028	14
79	3.63%, due 4/15/2028	101
198	0.88%, due 1/15/2029	208
154	3.88%, due 4/15/2029	206	(i)
22	3.38%, due 4/15/2032	30
103	1.00%, due 2/15/2046	109
	U.S. Treasury Notes
405	1.38%, due 1/15/2020	404	(i)
215	2.50%, due 6/30/2020	216
70	2.00%, due 8/31/2021	70
480	2.88%, due 5/31/2025—8/15/2028	511
315	1.63%, due 2/15/2026	310
50	2.25%, due 2/15/2027	51
545	2.75%, due 2/15/2028	578
Total U.S. Treasury Obligations (Cost $4,031)		4,109

U.S. Government Agency Securities 0.6%
95	Federal Home Loan Bank, 5.50%, due 7/15/2036 (Cost $134)	132

Asset-Backed Securities 3.2%
130	American Express Credit Account Master Trust, Ser. 2019-1, Class A, 2.87%, due 10/15/2024	133
170	Bear Stearns Asset-Backed Securities Trust, Ser. 2006-SD2, Class M2, (1 month USD LIBOR + 0.80%), 3.07%, due 6/25/2036	171	(f)
120	Hyundai Auto Lease Securitization Trust, Ser. 2019-A, Class A2, 2.92%, due 7/15/2021	120	(c)
125	Verizon Owner Trust, Ser. 2017-1A, Class A, 2.06%, due 9/20/2021	124	(c)
150	World Omni Auto Receivables Trust, Ser. 2019-A, Class A3, 3.04%, due 5/15/2024	153
Total Asset-Backed Securities (Cost $679)		701

Number of Units
Master Limited Partnerships 3.5%
Hotels, Restaurants & Leisure 0.5%
2,400	Cedar Fair LP	121

Oil, Gas & Consumable Fuels 3.0%
11,000	Energy Transfer Equity LP	158
6,550	Enterprise Products Partners LP	197
1,300	EQM Midstream Partners LP	50
2,575	NuStar Energy LP	75
6,400	Western Midstream Partners LP	173
		653
Total Master Limited Partnerships (Cost $891)		774

Number of Shares
Exchange-Traded Funds 1.6%
12,819	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost $351)	348

See Notes to Schedule of Investments

		Value†
Number of Shares		(000’s omitted)
Investment Companies(k) 14.5%
73,479	Neuberger Berman Emerging Markets Debt Fund Institutional Class	$639	(l)
109,345	Neuberger Berman Floating Rate Income Fund Institutional Class	1,062	(l)
173,750	Neuberger Berman High Income Bond Fund Class R6	1,484	(l)
Total Investment Companies (Cost $3,218)		3,185
Total Options Purchased(m) 0.0%(a) (Cost $2)		2

Short-Term Investments 2.5%
Investment Companies 2.5%
564,077	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.26%(n) (Cost $564)	564	(l)
Total Investments 109.8% (Cost $23,438)		24,163
Liabilities Less Other Assets (9.8)%		(2,160)	(o)

Net Assets 100.0%		$22,003

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2019 amounted to approximately $46,000, which represents 0.2% of net assets of the Fund.

(b)	Represents less than 0.05% of net assets of the Fund.
(c)

Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2019, these securities amounted to approximately $796,000, which represents 3.6% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(d)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(e)	Perpetual Bond Security. The rate reflected was the rate in effect on July 31, 2019. The maturity date reflects the next call date.
(f)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2019 and changes periodically.
(g)

TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2019 amounted to approximately $2,399,000, which represents 10.9% of net assets of the Fund.

(h)	Rate shown was the discount rate at the date of purchase.
(i)	All or a portion of the security is pledged as collateral for futures and/or options written.
(j)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(k)	Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note § below).
(l)

All or a portion of this security is segregated in connection with obligations for TBA (To Be Announced) securities, futures, forward foreign currency contracts, options written and/or swaps with a total value of approximately $3,749,000.

(m)	See “Purchased option contracts” under Derivative Instruments.
(n)	Represents 7-day effective yield as of July 31, 2019.
(o)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2019.

See Notes to Schedule of Investments

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2019	2	ASX SPI 200 Index	$230,868	$5,232
9/2019	5	Euro-Bund	969,013	10,581
9/2019	12	Euro STOXX 50 Index	459,892	(2,922)
9/2019	17	MSCI Emerging Markets Index	871,760	(23,474)
9/2019	2	Russell 2000 E-Mini Index	157,670	860
9/2019	1	S&P 500 E-Mini Index	149,115	752
9/2019	1	S&P/TSX 60 Index	148,280	(788)
9/2019	2	TOPIX Index	287,894	(184)
9/2019	3	United Kingdom Long Gilt Bond	484,604	7,552
9/2019	6	U.S. Treasury Long Bond	933,563	3,406
9/2019	10	U.S. Treasury Note, 2 Year	2,144,063	4,219
9/2019	4	U.S. Treasury Note, 5 Year	470,219	438
9/2019	18	U.S. Treasury Note, 10 Year	2,293,594	10,152
Total Long Positions			$9,600,535	$15,824

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
8/2019	1	HSCEI Index	$(68,196)	$1,322
9/2019	2	Canadian Bond, 10 Year	(215,654)	621
9/2019	4	Euro-Bund	(775,210)	(18,075)
9/2019	1	FTSE 100 Index	(91,639)	(1,277)
9/2019	3	MSCI World Index	(192,810)	(3,480)
9/2019	9	U.S. Treasury Long Bond	(1,400,344)	(35,871)
9/2019	3	U.S. Treasury Note, Ultra 10 Year	(413,531)	(6,552)
9/2019	6	U.S. Treasury Ultra Long Bond	(1,065,375)	(21,827)
Total Short Positions			$(4,222,759)	$(85,139)
Total Futures				$(69,315)

At July 31, 2019, the Fund had $314,798 deposited in a segregated account to cover margin requirements on open futures.

The Fund had securities pledged in the amount of $99,137 to cover collateral requirements on open futures.

Forward foreign currency contracts (“forward contracts”)

At July 31, 2019, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
223,515	USD	320,428	AUD	SCB	10/17/2019	$3,838
44,574	USD	64,398	AUD	SCB	10/17/2019	424
452,316	USD	651,325	AUD	CITI	10/17/2019	5,785
683,398	USD	984,643	AUD	JPM	10/17/2019	8,354
100,209	USD	144,381	AUD	JPM	10/17/2019	1,225
371,614	USD	531,154	AUD	RBC	10/17/2019	7,469
137,818	USD	196,985	AUD	RBC	10/17/2019	2,770
69,155	USD	99,546	AUD	SSB	10/17/2019	909
56,599	USD	214,783	BRL	CITI	10/17/2019	653
133,757	USD	174,650	CAD	SCB	10/17/2019	1,244
499,059	USD	653,518	CAD	GSI	10/17/2019	3,213
152,004	USD	199,050	CAD	GSI	10/17/2019	979
63,240	USD	82,433	CAD	GSI	10/17/2019	695
548,691	USD	719,158	CAD	JPM	10/17/2019	3,041
95,464	USD	124,401	CAD	RBC	10/17/2019	1,077

See Notes to Schedule of Investments

90,448	USD	117,864	CAD	RBC	10/17/2019	1,020
985,702	USD	1,291,393	CAD	SSB	10/17/2019	5,879
279,806	USD	274,395	CHF	SCB	10/17/2019	2,019
42,677	USD	42,012	CHF	SCB	10/17/2019	146
223,774	USD	219,923	CHF	CITI	10/17/2019	1,132
77,856	USD	76,554	CHF	JPM	10/17/2019	355
501,803	USD	490,480	CHF	RBC	10/17/2019	5,259
187,430	USD	183,201	CHF	RBC	10/17/2019	1,964
511,294	USD	503,256	CHF	SG	10/17/2019	1,815
470,712	USD	462,726	CHF	SSB	10/17/2019	2,265
61,889	USD	1,407,459	CZK	GSI	10/17/2019	1,203
504,444	USD	446,245	EUR	CITI	10/17/2019	7,420
378,271	USD	334,629	EUR	CITI	10/17/2019	5,564
59,098	USD	52,651	EUR	CITI	10/17/2019	456
166,222	USD	146,497	EUR	GSI	10/17/2019	3,055
59,812	USD	52,795	EUR	GSI	10/17/2019	1,009
3,956	USD	3,484	EUR	RBC	10/17/2019	75
10,199	USD	9,024	EUR	SG	10/17/2019	149
2,298,483	USD	2,032,791	EUR	SSB	10/17/2019	34,374
195,855	USD	155,774	GBP	SCB	10/17/2019	5,725
107,663	USD	85,630	GBP	SCB	10/17/2019	3,147
459,787	USD	366,589	GBP	CITI	10/17/2019	12,348
77,439	USD	61,742	GBP	CITI	10/17/2019	2,080
585,793	USD	466,757	GBP	GSI	10/17/2019	16,094
14,083	USD	11,200	GBP	GSI	10/17/2019	413
791,521	USD	631,104	GBP	SSB	10/17/2019	21,229
87,342	USD	25,224,510	HUF	CITI	10/17/2019	1,334
145,489	USD	15,681,725	JPY	SCB	10/17/2019	520
34,061	USD	3,683,547	JPY	CITI	10/17/2019	8
93,000	USD	10,013,650	JPY	GSI	10/17/2019	429
268,719	USD	29,064,526	JPY	JPM	10/17/2019	33
153,000	USD	16,548,441	JPY	JPM	10/17/2019	19
358,044	USD	38,425,093	JPY	RBC	10/17/2019	2,825
440,540	USD	47,632,682	JPY	SSB	10/17/2019	201
1,119,069	MXN	57,177	USD	CITI	10/17/2019	493
999,944	MXN	51,104	USD	GSI	10/17/2019	427
4,025,503	MXN	206,589	USD	SSB	10/17/2019	863
64,956	USD	1,255,116	MXN	GSI	10/17/2019	275
259,248	USD	2,236,421	NOK	SCB	10/17/2019	6,262
64,605	USD	557,316	NOK	SCB	10/17/2019	1,561
64,797	USD	553,179	NOK	CITI	10/17/2019	2,221
65,941	USD	564,890	NOK	CITI	10/17/2019	2,040
561,771	USD	4,845,559	NOK	JPM	10/17/2019	13,638
38,637	USD	333,284	NOK	SSB	10/17/2019	936
566,546	USD	856,832	NZD	SCB	10/17/2019	3,095
81,465	USD	122,764	NZD	SCB	10/17/2019	736
100,152	USD	151,467	NZD	SCB	10/17/2019	547
94,105	USD	141,265	NZD	CITI	10/17/2019	1,210
150,611	USD	226,239	NZD	GSI	10/17/2019	1,836
71,250	USD	106,782	NZD	GSI	10/17/2019	1,031
554,628	USD	838,896	NZD	JPM	10/17/2019	2,971
60,955	USD	92,197	NZD	JPM	10/17/2019	327
323,345	USD	483,967	NZD	RBC	10/17/2019	5,089
111,439	USD	166,797	NZD	RBC	10/17/2019	1,754
374,504	USD	566,486	NZD	SG	10/17/2019	1,984
399,555	USD	603,698	NZD	SSB	10/17/2019	2,564
29,063	USD	110,044	PLN	GSI	10/17/2019	616
513,513	USD	4,831,024	SEK	CITI	10/17/2019	10,691
411,289	USD	3,869,329	SEK	CITI	10/17/2019	8,563
893,561	USD	8,355,958	SEK	GSI	10/17/2019	23,858
527,672	USD	4,934,423	SEK	GSI	10/17/2019	14,089
106,323	USD	1,000,873	SEK	JPM	10/17/2019	2,150
94,675	USD	889,331	SEK	SG	10/17/2019	2,112
116,090	USD	1,096,718	SEK	SSB	10/17/2019	1,941
Total unrealized appreciation						$299,120

65,070	AUD	45,390	USD	SCB	10/17/2019	(780)
501,582	AUD	348,326	USD	CITI	10/17/2019	(4,456)

See Notes to Schedule of Investments

20,667	AUD	14,461	USD	GSI	10/17/2019	(292)
1,072,167	AUD	748,276	USD	GSI	10/17/2019	(13,229)
1,287,970	AUD	898,887	USD	GSI	10/17/2019	(15,891)
115,029	AUD	79,828	USD	SG	10/17/2019	(969)
93,618	AUD	65,036	USD	SSB	10/17/2019	(855)
236,113	BRL	62,099	USD	GSI	10/17/2019	(597)
648,815	BRL	170,853	USD	SSB	10/17/2019	(1,850)
103,485	CAD	79,255	USD	SCB	10/17/2019	(737)
710,261	CAD	542,132	USD	CITI	10/17/2019	(3,233)
746,472	CAD	569,772	USD	CITI	10/17/2019	(3,398)
23,486	CAD	17,992	USD	GSI	10/17/2019	(172)
112,170	CAD	85,582	USD	JPM	10/17/2019	(474)
688,453	CAD	525,858	USD	SG	10/17/2019	(3,505)
211,539	CAD	161,465	USD	SSB	10/17/2019	(963)
188,640	CHF	192,360	USD	SCB	10/17/2019	(1,388)
91,899	CHF	93,635	USD	CITI	10/17/2019	(600)
88,666	CHF	90,529	USD	CITI	10/17/2019	(767)
347,183	CHF	353,263	USD	CITI	10/17/2019	(1,787)
12,055	CHF	12,289	USD	GSI	10/17/2019	(85)
324,711	CHF	331,020	USD	GSI	10/17/2019	(2,294)
42,455	CHF	43,177	USD	JPM	10/17/2019	(197)
289,063	CHF	294,052	USD	SSB	10/17/2019	(1,415)
408,134	CLP	595	USD	CITI	10/17/2019	(15)
39,884,933	CLP	58,211	USD	GSI	10/17/2019	(1,533)
1,407,370	CZK	61,939	USD	CITI	10/17/2019	(1,256)
33,319	EUR	37,293	USD	SCB	10/17/2019	(182)
53,345	EUR	60,286	USD	SCB	10/17/2019	(870)
214,314	EUR	242,198	USD	SCB	10/17/2019	(3,497)
146,264	EUR	165,958	USD	GSI	10/17/2019	(3,050)
261,637	EUR	295,705	USD	JPM	10/17/2019	(4,295)
1,451,664	EUR	1,640,685	USD	JPM	10/17/2019	(23,832)
114,038	EUR	129,480	USD	RBC	10/17/2019	(2,466)
288,682	EUR	326,414	USD	SSB	10/17/2019	(4,882)
348,990	GBP	437,992	USD	GSI	10/17/2019	(12,033)
124,858	GBP	156,395	USD	JPM	10/17/2019	(4,000)
697,411	GBP	873,567	USD	JPM	10/17/2019	(22,344)
186,249	GBP	234,415	USD	RBC	10/17/2019	(7,089)
250,977	GBP	315,882	USD	RBC	10/17/2019	(9,553)
103,937	GBP	130,209	USD	SG	10/17/2019	(3,349)
392,591	GBP	492,382	USD	SSB	10/17/2019	(13,206)
8,388,397	HUF	29,146	USD	GSI	10/17/2019	(544)
11,210,254	JPY	103,793	USD	SCB	10/17/2019	(160)
57,356,420	JPY	532,132	USD	SCB	10/17/2019	(1,903)
31,692,313	JPY	293,048	USD	CITI	10/17/2019	(70)
3,356,229	JPY	31,165	USD	GSI	10/17/2019	(138)
7,108,666	JPY	66,020	USD	GSI	10/17/2019	(304)
43,097,207	JPY	401,579	USD	RBC	10/17/2019	(3,168)
103,141,084	JPY	953,919	USD	SSB	10/17/2019	(436)
136,308	USD	14,748,487	JPY	SG	10/17/2019	(34)
370,923	USD	7,230,772	MXN	CITI	10/17/2019	(1,710)
3,145	USD	61,541	MXN	GSI	10/17/2019	(26)
495,864	NOK	56,753	USD	CITI	10/17/2019	(661)
3,564,005	NOK	413,295	USD	CITI	10/17/2019	(10,131)
4,994,796	NOK	579,214	USD	CITI	10/17/2019	(14,199)
135,378	NOK	15,799	USD	GSI	10/17/2019	(485)
727,219	NOK	84,866	USD	GSI	10/17/2019	(2,603)
380,046	NOK	44,061	USD	JPM	10/17/2019	(1,070)
1,140,680	NOK	133,708	USD	RBC	10/17/2019	(4,674)
1,510,617	NOK	177,072	USD	RBC	10/17/2019	(6,189)
2,030,667	NOK	235,585	USD	SG	10/17/2019	(5,874)
1,731,120	NOK	199,025	USD	SSB	10/17/2019	(3,199)
2,111,516	NOK	244,784	USD	SSB	10/17/2019	(5,927)
945,674	NZD	625,847	USD	CITI	10/17/2019	(3,973)
1,103,187	NZD	730,089	USD	CITI	10/17/2019	(4,635)
1,425,280	NZD	948,830	USD	GSI	10/17/2019	(11,569)
135,549	NZD	89,713	USD	SSB	10/17/2019	(576)
331,475	PLN	87,254	USD	CITI	10/17/2019	(1,568)
763,165	SEK	81,584	USD	SCB	10/17/2019	(2,152)
1,946,597	SEK	208,094	USD	SCB	10/17/2019	(5,489)

See Notes to Schedule of Investments

541,201	SEK	57,994	USD	GSI	10/17/2019	(1,665)
151,378	SEK	16,081	USD	JPM	10/17/2019	(325)
2,165,664	SEK	232,254	USD	RBC	10/17/2019	(6,848)
3,440,601	SEK	368,983	USD	RBC	10/17/2019	(10,879)
1,033,731	SEK	109,869	USD	SSB	10/17/2019	(2,276)
17,448,826	SEK	1,854,524	USD	SSB	10/17/2019	(38,419)
839,826	ZAR	58,443	USD	CITI	10/17/2019	(430)
Total unrealized depreciation						$(331,695)
Total net unrealized depreciation						$(32,575)

Total return basket swap contracts (“total return basket swaps”)

At July 31, 2019, the Fund had outstanding total return basket swaps(a) as follows:

Over-the-counter total return basket swaps - Long (b)

Counterparty	Reference Entity	Effective Variable Rate(d)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBNBEU	(0.52)%	(0.20)%	3M EURIBOR	T/3M	5/23/2020	$1,338

(a)         The following table represents required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBEU
CNH Industrial NV	16	$1,186	$30	2.3%
Veolia Environnement SA	6	1,145	29	2.2%
Koninklijke DSM NV	1	1,137	29	2.2%
Edenred	3	1,133	29	2.2%
Akzo Nobel NV	2	1,122	29	2.2%
Engie SA	10	1,108	28	2.1%
Ferrovial SA	6	1,101	28	2.1%
Solvay SA	1	1,098	28	2.1%
Deutsche Bank AG	20	1,094	28	2.1%
Ageas	3	1,088	28	2.1%
Volkswagen AG	1	1,088	28	2.1%
Aegon NV	31	1,087	28	2.1%
RWE AG	6	1,082	27	2.1%
Bayerische Motoren Werke AG	2	1,062	27	2.1%
Hannover Rueck SE	1	1,061	27	2.1%
Fortum OYJ	6	1,061	27	2.1%
OMV AG	3	1,058	27	2.1%
Porsche Automobil Holding SE	2	1,057	27	2.1%
UniCredit SpA	12	1,053	27	2.1%
Assicurazioni Generali SpA	8	1,053	27	2.1%
Fiat Chrysler Automobiles NV	11	1,052	27	2.1%
Carrefour SA	8	1,041	26	2.0%
ING Groep NV	13	1,039	26	2.0%
Intesa Sanpaolo SpA	67	1,031	26	2.0%
Atos SE	2	1,031	26	2.0%
Merck KGaA	1	1,030	26	2.0%
ArcelorMittal	9	1,024	26	2.0%
Sodexo SA	1	1,018	26	2.0%
Erste Group Bank AG	4	1,016	26	2.0%
AP Moller - Maersk A/S	—	1,010	26	2.0%
Renault SA	2	1,009	26	2.0%
Credit Agricole SA	12	1,008	26	2.0%
Brenntag AG	3	1,000	25	2.0%
Galp Energia SGPS SA	9	999	25	2.0%
Daimler AG	3	996	25	1.9%
Repsol SA	9	987	25	1.9%
Endesa SA	6	985	25	1.9%
ACS Actividades de Construccion y Service	3	981	25	1.9%
HeidelbergCement AG	2	970	25	1.9%
Telefonica SA	18	964	24	1.9%
ABN AMRO Group NV	7	963	24	1.9%
Banco Santander SA	32	963	24	1.9%

See Notes to Schedule of Investments

Koninklijke KPN NV	47	961	24	1.9%
NN Group NV	4	946	24	1.8%
Electricite de France SA	10	935	24	1.8%
Banco Bilbao Vizcaya Argentaria SA	25	923	23	1.8%
Societe Generale SA	5	901	23	1.8%
Red Electrica Corp SA	6	873	22	1.7%
Naturgy Energy Group SA	5	862	22	1.7%
CaixaBank SA	46	814	21	1.6%
		51,206	1,301
Accrued Net Interest Receivable/(Payable)			37
Total Return Basket Swaps, at Value			$1,338

Over-the-counter total return basket swaps - Short (c)

Counterparty	Reference Entity	Effective Variable Rate(d)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
JPM	JPNBEDFN	(0.51)%	(0.15)%	3M EURIBOR	3M/T	5/22/2020	$822

(a)       The following table represents required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBEDFN
Continental AG	(3)	$(1,060)	$18	2.2%
Henkel AG & Co KgaA	(4)	(1,058)	18	2.2%
MTU Aero Engines AG	(2)	(1,040)	18	2.1%
adidas AG	(1)	(1,040)	18	2.1%
Danone SA	(4)	(1,034)	18	2.1%
Sanofi	(4)	(1,023)	17	2.1%
Novo Nordisk A/S	(8)	(1,021)	17	2.1%
Air Liquide SA	(3)	(1,016)	17	2.1%
Pernod Ricard SA	(2)	(1,012)	17	2.1%
Sodexo SA	(3)	(1,010)	17	2.1%
Legrand SA	(5)	(1,010)	17	2.1%
Wolters Kluwer NV	(5)	(1,008)	17	2.0%
Hermes International	(1)	(1,007)	17	2.0%
Koninklijke Ahold Delhaize NV	(16)	(1,007)	17	2.0%
Bayerische Motoren Werke AG	(5)	(1,003)	17	2.0%
Merck KgaA	(3)	(1,002)	17	2.0%
Orsted A/S	(4)	(1,002)	17	2.0%
Iberdrola SA	(38)	(1,001)	17	2.0%
UCB SA	(5)	(997)	17	2.0%
Coloplast A/S	(3)	(994)	17	2.0%
Deutsche Boerse AG	(2)	(992)	17	2.0%
Airbus SE	(2)	(992)	17	2.0%
Dassault Systemes SE	(2)	(991)	17	2.0%
Endesa SA	(14)	(989)	17	2.0%
LVMH Moet Hennessy Louis Vuitton SE	(1)	(988)	17	2.0%
Amadeus IT Group SA	(4)	(986)	17	2.0%
Kerry Group PLC	(3)	(984)	17	2.0%
Industria de Diseno Textil SA	(12)	(980)	17	2.0%
Heineken NV	(3)	(979)	17	2.0%
KBC Group NV	(5)	(978)	17	2.0%
Thales SA	(3)	(978)	17	2.0%
Neste Oyj	(11)	(977)	17	2.0%
Munich Re	(1)	(975)	17	2.0%
ING Groep NV	(32)	(972)	17	2.0%
Red Electrica Corp SA	(19)	(971)	16	2.0%
Unilever NV	(6)	(970)	16	2.0%
Allianz SE	(2)	(968)	16	2.0%
AXA SA	(14)	(967)	16	2.0%
L’Oreal SA	(1)	(967)	16	2.0%
E.ON SE	(35)	(963)	16	2.0%
Terna Rete Elettrica Nazionale SpA	(57)	(956)	16	1.9%
Enel SpA	(50)	(955)	16	1.9%
Snam SpA	(70)	(952)	16	1.9%
Vestas Wind Systems A/S	(4)	(946)	16	1.9%

See Notes to Schedule of Investments

TOTAL SA	(7)	(940)	16	1.9%
Aena SME SA	(2)	(938)	16	1.9%
Publicis Groupe SA	(7)	(927)	16	1.9%
Kering SA	(1)	(903)	15	1.8%
Michelin	(3)	(901)	15	1.8%
Sampo Oyj	(8)	(900)	15	1.8%
		(49,230)	836

Accrued Net Interest Receivable/(Payable)			(14)
Total Return Basket Swaps, at Value			$822

(b)              The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)               The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(d)              Effective rate at July 31, 2019.

Total return swap contracts (“total return swaps”)

At July 31, 2019, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Long (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	CSI 300 Net Return Index	CNY	253,738	8/19/2019	1.68%	(1.45)%	6M CNH HIBOR	T/6M(d)	$4,372	$(141)	$4,231
CITI	S&P 500 Financials Sector Total Return Index	USD	124,688	4/24/2020	2.50%	0.20%	3M USD LIBOR	T/3M	3,194	(144)	3,050
Total									$7,566	$(285)	$7,281

Over-the-counter total return swaps - Short (b)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CITI	S&P 500 Consumer Discretionary Sector Total Return Index	USD	(138,355)	4/24/2020	2.43%	0.13%	3M USD LIBOR	3M/T	$(1)	$159	$158
Total									$(1)	$159	$158

(a)   The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.

(b)  The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.

(c)   Effective rate at July 31, 2019.

(d)  Payment in CNH.

Purchased option contracts (“options purchased”)

At July 31, 2019, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Index
S&P 500 Mini Index	49	$1,460,396	$330	8/7/2019	$—	(a)(b)
S&P 500 Mini Index	34	1,013,336	330	8/14/2019	—	(a)(b)
S&P 500 Mini Index	16	476,864	330	8/21/2019	—	(a)(b)
Total calls					$—

See Notes to Schedule of Investments

Puts

Index
S&P 500 Mini Index	18	$536,472	$269	8/7/2019	$225
S&P 500 Mini Index	16	476,864	270	8/7/2019	216
S&P 500 Mini Index	16	476,864	271	8/7/2019	232
S&P 500 Mini Index	18	536,472	270	8/14/2019	405
S&P 500 Mini Index	17	506,668	271	8/14/2019	416
S&P 500 Mini Index	17	506,668	271	8/21/2019	655
Total puts					$2,149

Total options purchased (cost $2,399)					$2,149

(a)   Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Trustees.

(b)   Value determined using significant unobservable inputs.

Written option contracts (“options written”)

At July 31, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Index
S&P 500 Mini Index	17	$(506,668)	$304	8/7/2019	$(442)
S&P 500 Mini Index	32	(953,728)	306	8/7/2019	(240)
S&P 500 Mini Index	16	(476,864)	305	8/14/2019	(632)
S&P 500 Mini Index	18	(536,472)	307	8/14/2019	(279)
S&P 500 Mini Index	16	(476,864)	307	8/21/2019	(536)
Total calls					$(2,129)

Puts

Index
S&P 500 Mini Index	34	$(1,013,336)	$293	8/7/2019	$(4,097)
S&P 500 Mini Index	16	(476,864)	296	8/7/2019	(3,072)
S&P 500 Mini Index	18	(536,472)	292	8/14/2019	(2,979)
S&P 500 Mini Index	17	(506,668)	295	8/14/2019	(4,004)
S&P 500 Mini Index	17	(506,668)	295	8/21/2019	(4,921)
Total puts					$(19,073)

Total options written (premium received $22,533)					$(21,202)

At July 31, 2019, the Fund had securities pledged in the amount of $1,040,170 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Air Freight & Logistics	$6	$30	$—	$36
Auto Components	15	7	—	22
Automobiles	51	22	—	73
Banks	239	60	—	299
Beverages	69	19	—	88
Capital Markets	43	4	—	47
Chemicals	168	33	—	201
Commercial Services & Supplies	33	15	—	48
Communications Equipment	88	35	—	123
Construction & Engineering	—	46	—	46

See Notes to Schedule of Investments

Diversified Telecommunication Services	153	108	—	261
Electric Utilities	244	87	—	331
Equity Real Estate Investment Trusts	877	102	—	979
Food & Staples Retailing	128	44	—	172
Food Products	38	60	—	98
Gas Utilities	—	45	—	45
Health Care Providers & Services	64	12	—	76
Hotels, Restaurants & Leisure	141	31	—	172
Household Durables	5	57	—	62
Industrial Conglomerates	47	7	—	54
Insurance	149	60	—	209
Machinery	117	6	—	123
Media	145	40	—	185
Metals & Mining	140	125	—	265
Multi-Utilities	319	44	—	363
Multiline Retail	29	34	—	63
Oil, Gas & Consumable Fuels	950	107	—	1,057
Paper & Forest Products	—	18	—	18
Personal Products	—	22	—	22
Pharmaceuticals	291	149	—	440
Professional Services	—	25	—	25
Real Estate Management & Development	23	15	—	38
Semiconductors & Semiconductor Equipment	112	49	—	161
Software	48	35	—	83
Technology Hardware, Storage & Peripherals	124	39	—	163
Textiles, Apparel & Luxury Goods	—	2	—	2
Tobacco	49	32	—	81
Trading Companies & Distributors	29	81	—	110
Transportation Infrastructure	—	9	—	9
Wireless Telecommunication Services	—	10	—	10
Other Common Stocks(a)	1,008	—	—	1,008
Total Common Stocks	5,942	1,726	—	7,668
Preferred Stocks(a)	306	—	—	306
Convertible Bonds(a)	—	203	—	203
Corporate Bonds(a)	—	2,790	—	2,790
Mortgage-Backed Securities(a)	—	3,381	—	3,381
U.S. Treasury Obligations	—	4,109	—	4,109
U.S. Government Agency Securities	—	132	—	132
Asset-Backed Securities	—	701	—	701
Master Limited Partnerships(a)	774	—	—	774
Exchange-Traded Funds	348	—	—	348
Investment Companies	—	3,185	—	3,185
Options Purchased(b)	2	—	—	2
Short-Term Investments	—	564	—	564
Total Investments	$7,372	$16,791	$—	$24,163

(a)    The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)    The “Purchased option contracts” table under Derivative Instructions provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2019:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$45	$—	$—	$45
Liabilities	(114)	—	—	(114)
Forward Contracts(a)
Assets	—	299	—	299
Liabilities	—	(332)	—	(332)
Swaps
Assets	—	10	—	10

Options Written
Liabilities	(21)	—	—	(21)
Total	$(90)	$(23)	$—	$(113)

(a) Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

§                 Investments in Affiliates(a):

	Balance of Shares Held October 31, 2018	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held July 31, 2019	Value July 31, 2019	Distributions from Investments in Affiliated Issuers(b)	Net Realized Gain/(Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers
Neuberger Berman Emerging Markets Debt Fund Institutional Class	183,733	74,855	185,109	73,479	$639,268	$52,042	$(37,347)	$107,940

Neuberger Berman Floating Rate Income Fund Institutional Class	93,067	60,650	44,372	109,345	1,061,740	31,101	(7,522)	(5,619)

Neuberger Berman High Income Bond Fund Class R6	229,178	8,787	64,215	173,750	1,483,822	71,087	(20,027)	52,543

Sub-total for affiliates held as of 7/31/19(c)					$3,184,830	$154,230	$(64,896)	$154,864

Neuberger Berman Long Short Credit Fund Class R6	51,167	—	51,167	—	$—	$—	$(18,031)	$17,518

Sub-total for affiliates no longer held as of 7/31/19					$—	$—	$(18,031)	$17,518

Total					$3,184,830	$154,230	$(82,927)	$172,382

(a)              Affiliated issuers, as defined in the Investment Company Act of 1940, as amended. Neuberger Berman Alternative Funds and Neuberger Berman Investment Advisers LLC (“Management”) have obtained an exemptive order from the Securities and Exchange Commission that permits the Fund to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b)             Distributions received include distributions from net investment income and net realized capital gains, if any, from the other investment companies managed by Management.

(c)              At July 31, 2019, these securities amounted to approximately 14.47% of net assets of the Fund.

^                  A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) July 31, 2019

Number of Shares		Value† (000’s omitted)
Common Stocks 34.6%
Australia 0.9%
2,480	BHP Group PLC	$59
1,372	Rio Tinto PLC	78
		137
Belgium 1.5%
1,413	Ageas	76
1,250	Colruyt SA	65
1,155	UCB SA	90
		231
France 4.0%
49	BNP Paribas SA	2
614	Capgemini SE	78
7,444	Credit Agricole SA	89
174	Dassault Systemes SE	26
230	Eiffage SA	23
118	Klepierre SA	4
2,828	Orange SA	42
3,739	Peugeot SA	88
464	Renault SA	26
990	Sanofi	83
272	Schneider Electric SE	23
127	SCOR SE	5
202	Societe BIC SA	14
745	Sodexo SA	86
225	Vinci SA	23
		612
Germany 0.7%
280	adidas AG	89
982	TAG Immobilien AG	23	*
		112
Ireland 0.2%
703	CRH PLC	23

Italy 1.7%
4,511	Eni SpA	70
25,015	Intesa Sanpaolo SpA	54
892	Recordati SpA	40
17,409	Snam SpA	86
		250
Japan 10.0%
5,100	Astellas Pharma, Inc.	72
1,900	Azbil Corp.	45
400	Bridgestone Corp.	15
800	Canon, Inc.	22
2,800	Chubu Electric Power Co., Inc.	40
5,900	Daicel Corp.	50
4	Daiwa Office Investment Corp.	30
1,000	FUJIFILM Holdings Corp.	47
500	Idemitsu Kosan Co. Ltd.	14
3,300	ITOCHU Corp.	63
55	Japan Hotel REIT Investment Corp.	46
2,400	Japan Tobacco, Inc.	53
700	Kamigumi Co. Ltd.	16
400	KDDI Corp.	10
4	Kenedix Office Investment Corp.	29
900	Kewpie Corp.	20
200	Kyocera Corp.	12
8,300	Marubeni Corp.	54
700	Medipal Holdings Corp.	15
2,100	Mitsubishi Corp.	56
400	Mitsubishi Heavy Industries Ltd.	16
1,600	Nippon Telegraph & Telephone Corp.	72
400	NOF Corp.	14
900	Nomura Research Institute Ltd.	16
2,900	NTT DOCOMO, Inc.	70
1,500	Sankyo Co. Ltd.	52
2,800	Sekisui House Ltd.	47
4,400	Sumitomo Corp.	65
400	Sumitomo Mitsui Financial Group, Inc.	14
800	Sumitomo Mitsui Trust Holdings, Inc.	27
500	Suzuken Co. Ltd.	28
1,300	Taiheiyo Cement Corp.	37
3,500	Teijin Ltd.	61
1,300	TIS, Inc.	67
900	Tokio Marine Holdings, Inc.	48
2,400	Tokyo Gas Co. Ltd.	60
800	Toyota Motor Corp.	52
31	United Urban Investment Corp.	52
300	USS Co. Ltd.	6
		1,513
Jordan 0.2%
1,327	Hikma Pharmaceuticals PLC	30

Netherlands 3.3%
923	Akzo Nobel NV	87
1,115	ASR Nederland NV	42
3,850	Koninklijke Ahold Delhaize NV	87
896	Koninklijke DSM NV	111
2,401	Royal Dutch Shell PLC Class A	76
1,350	Wolters Kluwer NV	98
		501
Portugal 0.4%
8,349	NOS SGPS SA	52

Russia 0.1%
1,886	Evraz PLC	15

South Africa 0.2%
1,240	Anglo American PLC	30

Spain 2.9%
1,988	ACS Actividades de Construccion y Servicios SA	80
456	Aena SME SA	83	(a)
276	Amadeus IT Group SA	22
14,349	Banco Bilbao Vizcaya Argentaria SA	73
784	Enagas SA	17
3,623	Endesa SA	89
1,686	Merlin Properties Socimi SA	23

See Notes to Schedule of Investments

Number of Shares		Value† (000’s omitted)
7,348	Telefonica SA	$56
		443
United Kingdom 8.0%
1,085	3i Group PLC	15
8,657	Auto Trader Group PLC	57	(a)
15,566	Avast PLC	64	(a)
12,023	Aviva PLC	59
8,315	Barratt Developments PLC	65
1,477	Berkeley Group Holdings PLC	69
5,058	BP PLC	33
6,712	British Land Co. PLC	41
1,601	Bunzl PLC	42
15,453	Direct Line Insurance Group PLC	60
3,172	GlaxoSmithKline PLC	66
6,930	HSBC Holdings PLC	56
2,090	Imperial Brands PLC	53
2,912	Legal & General Group PLC	9
38,046	Lloyds Banking Group PLC	25
17,453	Marks & Spencer Group PLC	44
11,639	National Express Group PLC	59
1,396	National Grid PLC	14
1,509	Pearson PLC	16
702	Persimmon PLC	17
2,086	RELX PLC	49
8,284	Rightmove PLC	53
6,289	Sage Group PLC	55
207	Smith & Nephew PLC	5
7,245	Tate & Lyle PLC	66
1,458	Unilever NV	85
2,644	WPP PLC	31
		1,208
United States 0.5%
962	Ferguson PLC	71

Total Common Stocks (Cost $5,424)		5,228
Short-Term Investments 35.8%
Investment Companies 35.8%
5,424,621	State Street Institutional Treasury Money Market Fund Premier Class, 2.09%(b) (Cost $5,425)	5,425	(c)
Total Investments 70.4% (Cost $10,849)		10,653
Other Assets Less Liabilities 29.6%		4,490	(d)

Net Assets 100.0%		$15,143

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2019 amounted to approximately $204,000, which represents 1.3% of net assets of the Fund.

(b)	Represents 7-day effective yield as of July 31, 2019.
(c)

All or a portion of this security is segregated in connection with obligations for options written, futures, forward foreign currency contracts and/or swaps with a total value of approximately $5,425,000.

(d)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2019.

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000’s omitted)	Percentage of Net Assets
Pharmaceuticals	$381	2.5%
Trading Companies & Distributors	351	2.3%
Banks	340	2.2%
Chemicals	323	2.1%
Insurance	299	2.0%
Equity Real Estate Investment Trusts	225	1.5%
Household Durables	198	1.3%
Oil, Gas & Consumable Fuels	193	1.3%
IT Services	183	1.2%
Metals & Mining	182	1.2%
Diversified Telecommunication Services	170	1.1%
Automobiles	166	1.1%
Gas Utilities	163	1.1%
Food & Staples Retailing	152	1.0%
Professional Services	147	1.0%
Software	145	1.0%
Electric Utilities	129	0.8%
Construction & Engineering	126	0.8%
Interactive Media & Services	110	0.7%
Tobacco	106	0.7%
Media	99	0.7%
Transportation Infrastructure	99	0.7%
Textiles, Apparel & Luxury Goods	89	0.6%
Food Products	86	0.6%
Hotels, Restaurants & Leisure	86	0.6%
Personal Products	85	0.6%
Wireless Telecommunication Services	80	0.5%
Technology Hardware, Storage & Peripherals	69	0.5%
Construction Materials	60	0.4%
Road & Rail	59	0.4%
Electronic Equipment, Instruments & Components	57	0.4%
Leisure Products	52	0.3%
Multiline Retail	44	0.3%
Health Care Providers & Services	43	0.3%
Electrical Equipment	23	0.1%
Real Estate Management & Development	23	0.2%
Machinery	16	0.1%
Auto Components	15	0.1%
Capital Markets	15	0.1%
Commercial Services & Supplies	14	0.1%
Multi-Utilities	14	0.1%
Specialty Retail	6	0.0%
Health Care Equipment & Supplies	5	0.0%
Short-Term Investments and Other Assets-Net	9,915	65.4%
	$15,143	100.0%

See Notes to Schedule of Investments

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
8/2019	5	Brent Crude Oil	$325,250	$5,649
9/2019	13	Euro-BTP	2,012,007	172,692
9/2019	19	Euro-Bund	3,682,249	98,114
9/2019	11	Euro-OAT	2,036,361	72,697
9/2019	1	Nikkei 225 Index	106,875	125
9/2019	20	Corn	400,250	(34,507)
9/2019	9	Wheat	219,263	(7,131)
9/2019	4	Japanese Yen	461,175	(3,556)
9/2019	2	Swiss Franc	252,700	(2,025)
9/2019	2	Canadian Dollar	151,710	(705)
9/2019	1	Coffee ‘C’	37,369	73
9/2019	3	ASX SPI 200 Index	346,302	10,634
9/2019	6	U.S. Treasury Long Bond	933,563	36,469
9/2019	7	Euro STOXX 50 Index	268,270	4,539
9/2019	2	FTSE100 Index	183,278	3,569
9/2019	2	NASDAQ 100 E-Mini Index	314,670	4,393
9/2019	2	S&P 500 E-Mini Index	298,230	2,535
9/2019	3	Swiss Market Index	298,929	2,262
9/2019	6	Copper	399,900	(1,895)
9/2019	1	Silver	82,025	—
9/2019	8	United Kingdom Long Gilt Bond	1,292,276	35,328
9/2019	1	Hang Seng Index	176,811	(3,744)
10/2019	5	Lean Hogs	142,000	(9,142)
10/2019	1	Live Cattle	43,060	(569)
12/2019	16	Cocoa	384,000	(18,184)
12/2019	2	Gold 100 Oz.	287,560	119
Total Long Positions			$15,136,083	$367,740

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
8/2019	1	WTI Crude Oil	$(58,580)	$(450)
8/2019	1	New York Harbor ULSD	(82,769)	(1,646)
9/2019	8	Soybean Meal	(240,400)	8,510
9/2019	5	Australian Dollar	(342,550)	6,650
9/2019	2	Euro	(278,188)	6,838
9/2019	3	New Zealand Dollar	(196,950)	1,890
9/2019	6	Pound Sterling	(457,050)	21,050
9/2019	15	Canadian Bond, 10 Year	(1,617,404)	(19,253)
9/2019	1	U.S. Treasury Note, 10 Year	(127,422)	(562)
9/2019	23	Sugar 11	(314,530)	23
11/2019	5	Soybean	(220,375)	5,744
12/2019	10	Cotton No.2	(319,200)	5,424
12/2019	8	Coffee ‘C’	(309,900)	(840)
Total Short Positions			$(4,565,318)	$33,378
Total Futures				$401,118

At July 31, 2019, the Fund had $95,830 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Forward foreign currency contracts (“forward contracts”)

At July 31, 2019, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
100,000	USD	380,050	BRL	MS	8/29/2019	$592
700,000	USD	688,953	CHF	MS	9/25/2019	3,971
98,997	USD	69,273,000	CLP	MS	8/29/2019	588
100,000	USD	2,304,316	CZK	MS	8/29/2019	730
300,000	USD	267,322	EUR	MS	9/25/2019	2,780
1,200,000	USD	349,358,040	HUF	MS	9/25/2019	10,305
705,085	ILS	200,000	USD	MS	8/29/2019	1,115
200,000	USD	13,855,800	INR	MS	9/25/2019	794
300,000	USD	5,783,216	MXN	MS	9/25/2019	898
1,100,000	USD	10,337,493	SEK	MS	9/25/2019	25,702
100,000	USD	954,069	SEK	MS	9/25/2019	851
6,181,000	THB	200,000	USD	MS	8/29/2019	1,102
580,011	TRY	100,000	USD	MS	8/29/2019	2,768
6,410,595	TRY	1,100,000	USD	MS	9/25/2019	24,417
Total unrealized appreciation						$76,613

756,500	BRL	200,000	USD	MS	8/29/2019	(2,125)
1,142,370	BRL	300,000	USD	MS	9/25/2019	(1,911)
69,273,000	CLP	100,000	USD	MS	8/29/2019	(1,591)
688,852	CNY	100,000	USD	MS	8/29/2019	(244)
4,578,312	CZK	200,000	USD	MS	8/29/2019	(2,766)
347,920	ILS	100,000	USD	MS	9/25/2019	(597)
700,000	USD	2,456,696	ILS	MS	9/25/2019	(1,891)
76,360,900	INR	1,100,000	USD	MS	9/25/2019	(2,151)
23,049,061	MXN	1,200,000	USD	MS	9/25/2019	(7,925)
12,708,300	RUB	200,000	USD	MS	8/29/2019	(1,164)
6,393,430	RUB	100,000	USD	MS	9/25/2019	(307)
69,896,860	RUB	1,100,000	USD	MS	9/25/2019	(10,099)
3,099,320	TWD	100,000	USD	MS	8/29/2019	(385)
4,275,042	ZAR	300,000	USD	MS	9/25/2019	(3,901)
Total unrealized depreciation						$(37,057)
Total net unrealized appreciation						$39,556

Total return swap contracts (“total return swaps”)

At July 31, 2019, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Long (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Accenture PLC	USD	96,097	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	$19,478	$(169)	$19,309
MS	Accenture PLC	USD	3,466	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	598	(7)	591
MS	Aflac, Inc.	USD	16,003	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(111)	(24)	(135)
MS	Aflac, Inc.	USD	23,741	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(634)	(36)	(670)
MS	Aflac, Inc.	USD	23,477	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(1,020)	(36)	(1,056)
MS	Aflac, Inc.	USD	23,372	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(1,588)	(34)	(1,622)
MS	Air Products & Chemicals, Inc.	USD	6,163	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,896	21	1,917
MS	Air Products & Chemicals, Inc.	USD	26,708	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,719	98	2,817
MS	Air Products & Chemicals, Inc.	USD	26,936	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,511	98	2,609

See Notes to Schedule of Investments

MS	Allison Transmission Holdings, Inc.	USD	22,975	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(1,238)	(50)	(1,288)
MS	Amazon.com, Inc.	USD	26,135	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,441	(48)	2,393
MS	Amazon.com, Inc.	USD	26,135	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,162	(49)	1,113
MS	Amazon.com, Inc.	USD	24,268	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	686	(46)	640
MS	Amazon.com, Inc.	USD	22,401	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	371	(43)	328
MS	Ameren Corp.	USD	25,129	11/18/2019	2.62%	0.35%	1M USD LIBOR	T/1M	(181)	(13)	(194)
MS	Ameren Corp.	USD	10,370	11/18/2019	2.58%	0.35%	1M USD LIBOR	T/1M	(72)	—	(72)
MS	American Electric Power Co., Inc.	USD	615	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	103	(1)	102
MS	American Electric Power Co., Inc.	USD	30,646	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	5,013	(57)	4,956
MS	American Homes 4 Rent	USD	24,331	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	335	(38)	297
MS	American Homes 4 Rent	USD	24,549	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	115	(39)	76
MS	American Homes 4 Rent	USD	24,452	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	135	(38)	97
MS	American Homes 4 Rent	USD	22,370	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(477)	(34)	(511)
MS	AMETEK, Inc.	USD	25,628	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,697	(36)	1,661
MS	AMETEK, Inc.	USD	25,718	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	888	(36)	852
MS	AMETEK, Inc.	USD	25,539	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	582	(36)	546
MS	AMETEK, Inc.	USD	18,370	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(331)	(25)	(356)
MS	Amphenol Corp.	USD	25,290	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	985	(54)	931
MS	Amphenol Corp.	USD	25,570	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,683	(53)	1,630
MS	Amphenol Corp.	USD	28,276	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,001	(59)	1,942
MS	Amphenol Corp.	USD	26,690	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,156	(57)	1,099
MS	Amphenol Corp.	USD	4,573	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	217	(10)	207
MS	Analog Devices, Inc.	USD	33,006	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	8,097	(56)	8,041
MS	Analog Devices, Inc.	USD	24,902	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,023	(47)	1,976
MS	Analog Devices, Inc.	USD	27,133	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,392	(48)	2,344
MS	Analog Devices, Inc.	USD	15,857	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	451	(26)	425
MS	Analog Devices, Inc.	USD	15,857	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,372	(22)	2,350
MS	Apollo Commercial Real Estate Finance, Inc.	USD	489	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	4	(27)	(23)
MS	Apollo Commercial Real Estate Finance, Inc.	USD	17,390	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(25)	(39)	(64)
MS	Apollo Commercial Real Estate Finance, Inc.	USD	24,842	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	282	(54)	228

See Notes to Schedule of Investments

MS	Apollo Commercial Real Estate Finance, Inc.	USD	4,573	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	18	(10)	8
MS	Apple Hospitality REIT, Inc.	USD	11,547	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(291)	(18)	(309)
MS	Apple, Inc.	USD	136,559	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	16,111	(267)	15,844
MS	AT&T, Inc.	USD	27,172	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,378	359	3,737
MS	AT&T, Inc.	USD	26,695	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,080	352	2,432
MS	AT&T, Inc.	USD	24,414	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,003	330	2,333
MS	AT&T, Inc.	USD	24,516	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,176	330	1,506
MS	AvalonBay Communities, Inc.	USD	24,846	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	723	(38)	685
MS	AvalonBay Communities, Inc.	USD	24,846	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(324)	(32)	(356)
MS	AvalonBay Communities, Inc.	USD	25,681	11/18/2019	2.62%	0.35%	1M USD LIBOR	T/1M	239	(13)	226
MS	Bank Of America Corp.	USD	25,096	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,694	(50)	2,644
MS	Bank Of America Corp.	USD	31,907	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	6,337	(57)	6,280
MS	Baxter International, Inc.	USD	27,794	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,801	(48)	3,753
MS	Baxter International, Inc.	USD	26,954	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,906	(48)	2,858
MS	Baxter International, Inc.	USD	19,397	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,913	(36)	1,877
MS	Baxter International, Inc.	USD	26,031	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,976	(46)	1,930
MS	BB&T Corp.	USD	4,019	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	56	(9)	47
MS	BB&T Corp.	USD	20,251	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	913	(43)	870
MS	Blackstone Mortgage Trust, Inc.	USD	26,001	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,701	(57)	1,644
MS	Blackstone Mortgage Trust, Inc.	USD	25,859	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,619	(54)	1,565
MS	Booz Allen Hamilton Holding Corp.	USD	33,481	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	8,315	(56)	8,259
MS	Booz Allen Hamilton Holding Corp.	USD	34,100	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	8,508	(57)	8,451
MS	Booz Allen Hamilton Holding Corp.	USD	35,613	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	9,802	(57)	9,745
MS	Booz Allen Hamilton Holding Corp.	USD	35,888	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	10,113	(57)	10,056
MS	Booz Allen Hamilton Holdings Corp.	USD	6,738	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,023	(10)	2,013

See Notes to Schedule of Investments

MS	Bright Horizons Family Solutions, Inc.	USD	2,433	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	432	(14)	418
MS	Bright Horizons Family Solutions, Inc.	USD	28,285	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	4,448	(39)	4,409
MS	Bright Horizons Family Solutions, Inc.	USD	26,612	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,195	(36)	2,159
MS	Bristol-Myers Squibb Co.	USD	93,261	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(16,520)	618	(15,902)
MS	Cable One, Inc.	USD	30,420	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	6,012	(48)	5,964
MS	Cable One, Inc.	USD	29,203	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	4,631	(41)	4,590
MS	Cable One, Inc.	USD	1,217	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	196	(1)	195
MS	Cabot Oil & Gas Corp.	USD	17,723	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(6,694)	(48)	(6,742)
MS	Cabot Oil & Gas Corp.	USD	15,864	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(5,586)	(42)	(5,628)
MS	Cabot Oil & Gas Corp.	USD	17,301	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(7,212)	(48)	(7,260)
MS	Cabot Oil & Gas Corp.	USD	16,937	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(7,316)	(41)	(7,357)
MS	Cabot Oil & Gas Corp.	USD	10,653	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(2,628)	(19)	(2,647)
MS	Cabot Oil & Gas Corp.	USD	15,347	11/18/2019	2.58%	0.35%	1M USD LIBOR	T/1M	(141)	—	(141)
MS	CDW Corp.	USD	145,219	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	45,797	(220)	45,577
MS	CDW Corp.	USD	5,435	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,655	(8)	1,647
MS	Check Point Software Technologies Ltd.	USD	24,293	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	257	(48)	209
MS	Chevron Corp.	USD	99,227	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,381	(217)	1,164
MS	Chubb Ltd.	USD	25,830	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,697	(40)	1,657
MS	Chubb Ltd.	USD	25,371	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,521	(38)	1,483
MS	Chubb Ltd.	USD	25,524	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,106	(39)	1,067
MS	Chubb Ltd.	USD	23,996	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,001	(36)	965
MS	Cinemark Holdings, Inc.	USD	15,369	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	236	(41)	195
MS	Cisco Systems, Inc.	USD	143,708	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	32,227	(247)	31,980
MS	Citigroup, Inc.	USD	24,408	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	156	(40)	116
MS	Citigroup, Inc.	USD	23,269	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,724	(32)	1,692
MS	Citigroup, Inc.	USD	25,048	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,152	(35)	1,117
MS	Citigroup, Inc.	USD	26,472	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,181	(37)	1,144
MS	Citrix Systems, Inc.	USD	17,340	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(2,180)	(43)	(2,223)
MS	Citrix Systems, Inc.	USD	22,995	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(1,456)	(50)	(1,506)
MS	Comcast Corp.	USD	31,341	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	5,607	(57)	5,550
MS	Comcast Corp.	USD	29,917	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	5,207	(54)	5,153
MS	Comcast Corp.	USD	25,254	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	4,290	(43)	4,247

See Notes to Schedule of Investments

MS	Comcast Corp.	USD	24,175	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,967	(42)	3,925
MS	Comerica, Inc.	USD	18,666	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(5,244)	(53)	(5,297)
MS	Comerica, Inc.	USD	18,666	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(5,732)	(54)	(5,786)
MS	Comerica, Inc.	USD	18,520	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(5,595)	(54)	(5,649)
MS	Comerica, Inc.	USD	19,252	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(5,159)	(54)	(5,213)
MS	Comerica, Inc.	USD	5,710	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(1,852)	(17)	(1,869)
MS	Comerica, Inc.	USD	7,466	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(1,092)	(19)	(1,111)
MS	Comerica, Inc.	USD	4,172	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(448)	(10)	(458)
MS	Comerica, Inc.	USD	659	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(51)	(2)	(53)
MS	Conocophillips	USD	22,923	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(2,470)	62	(2,408)
MS	ConocoPhillips	USD	19,555	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(3,259)	54	(3,205)
MS	ConocoPhillips	USD	21,801	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(2,419)	63	(2,356)
MS	ConocoPhillips	USD	19,910	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(2,789)	59	(2,730)
MS	ConocoPhillips	USD	14,120	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(181)	52	(129)
MS	Cooper Cos., Inc.	USD	28,342	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,988	(38)	3,950
MS	Cooper Cos., Inc.	USD	28,004	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,998	(37)	3,961
MS	Cooper Cos., Inc.	USD	27,667	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,824	(36)	3,788
MS	Cooper Cos., Inc.	USD	28,342	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,770	(37)	3,733
MS	CSX CORP	USD	13,517	11/18/2019	2.62%	0.35%	1M USD LIBOR	T/1M	87	(7)	80
MS	CSX Corp.	USD	12,390	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	930	(23)	907
MS	CSX Corp.	USD	25,414	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,795	(48)	1,747
MS	CSX Corp.	USD	14,854	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(153)	(31)	(184)
MS	CSX Corp.	USD	10,419	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(335)	(22)	(357)
MS	CSX Corp.	USD	23,725	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(892)	(48)	(940)
MS	Cummins, Inc.	USD	117,588	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	13,977	(230)	13,747
MS	Deckers Outdoor Corp.	USD	21,879	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(2,597)	(36)	(2,633)
MS	Deckers Outdoor Corp.	USD	22,817	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(2,286)	(36)	(2,322)
MS	Deckers Outdoor Corp.	USD	22,348	11/18/2019	2.65%	0.35%	1M USD LIBOR	T/1M	(2,878)	(26)	(2,904)
MS	Deckers Outdoor Corp.	USD	21,723	11/18/2019	2.62%	0.35%	1M USD LIBOR	T/1M	(3,039)	(13)	(3,052)
MS	Delta Air Lines, Inc.	USD	29,116	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,856	136	3,992
MS	Delta Air Lines, Inc.	USD	24,599	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,411	126	2,537
MS	Delta Air Lines, Inc.	USD	27,224	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,767	140	2,907
MS	Delta Air Lines, Inc.	USD	26,247	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,891	137	3,028
MS	Discover Financial Services	USD	27,819	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,876	(36)	3,840

See Notes to Schedule of Investments

MS	Discover Financial Services	USD	27,999	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,424	(36)	3,388
MS	Discover Financial Services	USD	21,807	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,239	(25)	2,214
MS	Dollar General Corp.	USD	31,361	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	5,397	(58)	5,339
MS	Dollar General Corp.	USD	31,495	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	5,551	(58)	5,493
MS	Dollar General Corp.	USD	28,546	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	4,438	(54)	4,384
MS	Dollar General Corp.	USD	32,433	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	6,644	(57)	6,587
MS	DTE Energy Co.	USD	25,930	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,502	(52)	2,450
MS	DTE Energy Co.	USD	27,456	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,545	(58)	1,487
MS	DTE Energy Co.	USD	24,151	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,374	(51)	1,323
MS	Eaton Corp. PLC	USD	122,956	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	7,844	(255)	7,589
MS	eBay, Inc.	USD	26,568	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,260	(40)	2,220
MS	eBay, Inc.	USD	25,991	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,615	(38)	2,577
MS	eBay, Inc.	USD	19,318	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,159	(27)	2,132
MS	eBay, Inc.	USD	23,396	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,819	(32)	2,787
MS	Equity Lifestyle Properties, Inc.	USD	24,353	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	5,246	(42)	5,204
MS	Equity Lifestyle Properties, Inc.	USD	32,305	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	6,974	(56)	6,918
MS	Equity LifeStyle Properties, Inc.	USD	27,584	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,074	(50)	2,024
MS	Equity LifeStyle Properties, Inc.	USD	20,874	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,005	(32)	1,973
MS	Evergy, Inc.	USD	25,648	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	332	(56)	276
MS	Evergy, Inc.	USD	26,495	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	978	(57)	921
MS	Evergy, Inc.	USD	9,013	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(144)	(12)	(156)
MS	Evergy, Inc.	USD	25,224	11/18/2019	2.65%	0.35%	1M USD LIBOR	T/1M	(240)	(26)	(266)
MS	Exelon Corp.	USD	26,270	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	498	(57)	441
MS	Exelon Corp.	USD	27,261	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,496	(57)	1,439
MS	Exelon Corp.	USD	26,630	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	611	(58)	553
MS	Exelon Corp.	USD	26,135	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	884	(56)	828
MS	Exxon Mobil Corp.	USD	21,936	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(2,663)	(41)	(2,704)
MS	Exxon Mobil Corp.	USD	22,308	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(1,778)	(40)	(1,818)
MS	Exxon Mobil Corp.	USD	23,646	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(753)	(40)	(793)
MS	Exxon Mobil Corp.	USD	6,469	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(165)	(11)	(176)
MS	Exxon Mobil Corp.	USD	22,382	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(411)	(31)	(442)
MS	Fidelity National Information Services, Inc.	USD	69,823	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	16,172	(119)	16,053

See Notes to Schedule of Investments

MS	Fidelity National Information Services, Inc.	USD	31,580	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	6,751	(55)	6,696
MS	Fidelity National Information Services, Inc.	USD	18,255	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,542	(411)	3,131
MS	Fidelity National Information Services, Inc.	USD	11,593	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,318	(20)	2,298
MS	Fidelity National Information Services, Inc.	USD	4,131	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	934	(7)	927
MS	First Hawaiian, Inc.	USD	25,342	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(1,427)	(59)	(1,486)
MS	First Hawaiian, Inc.	USD	27,857	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,430	(59)	1,371
MS	First Hawaiian, Inc.	USD	23,816	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,044	(29)	1,015
MS	First Hawaiian, Inc.	USD	24,967	11/18/2019	2.58%	0.35%	1M USD LIBOR	T/1M	(62)	—	(62)
MS	FMC Corp.	USD	23,333	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,606	(42)	2,564
MS	FMC Corp.	USD	26,617	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,447	(50)	2,397
MS	FMC Corp.	USD	28,259	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,706	(48)	3,658
MS	FMC Corp.	USD	26,358	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,913	(41)	1,872
MS	Gaming and Leisure Properties, Inc.	USD	27,528	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,959	(57)	1,902
MS	Gaming and Leisure Properties, Inc.	USD	23,984	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	517	(48)	469
MS	Gaming and Leisure Properties, Inc.	USD	25,417	11/18/2019	2.62%	0.35%	1M USD LIBOR	T/1M	29	(13)	16
MS	Gaming and Leisure Properties, Inc.	USD	24,813	11/18/2019	2.58%	0.35%	1M USD LIBOR	T/1M	(64)	—	(64)
MS	Garmin Ltd.	USD	113,877	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	26,290	(194)	26,096
MS	Hanover Insurance Group, Inc.	USD	24,645	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	447	(35)	412
MS	Hanover Insurance Group, Inc.	USD	25,423	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	87	(32)	55
MS	Hanover Insurance Group, Inc.	USD	25,683	11/18/2019	2.62%	0.35%	1M USD LIBOR	T/1M	82	(13)	69
MS	Hartford Financial Services Group, Inc.	USD	28,469	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,919	(48)	3,871
MS	Hartford Financial Services Group, Inc.	USD	27,374	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,947	(41)	2,906
MS	Hartford Financial Services Group, Inc.	USD	17,289	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,954	(26)	1,928
MS	Hartford Financial Services Group, Inc.	USD	25,011	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,241	(36)	2,205
MS	Hershey Co.	USD	32,776	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	8,312	(48)	8,264

See Notes to Schedule of Investments

MS	Hershey Co.	USD	31,410	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	7,219	(41)	7,178
MS	Hershey Co.	USD	27,768	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	4,391	(38)	4,353
MS	Hill-Rom Holdings, Inc.	USD	104,720	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	15,431	(198)	15,233
MS	Hill-Rom Holdings, Inc.	USD	7,891	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,009	(15)	994
MS	Hill-Rom Holdings, Inc.	USD	10,344	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,633	(19)	1,614
MS	Hill-Rom Holdings, Inc.	USD	3,839	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	756	(7)	749
MS	Hill-Rom Holdings, Inc.	USD	4,159	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	774	(7)	767
MS	Honeywell International, Inc.	USD	27,939	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	4,537	(52)	4,485
MS	Honeywell International, Inc.	USD	95,198	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	16,210	(161)	16,049
MS	Illinois Tool Works, Inc.	USD	20,667	11/18/2019	2.65%	0.35%	1M USD LIBOR	T/1M	104	(21)	83
MS	Intercontinental Exchange, Inc.	USD	24,777	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(493)	(32)	(525)
MS	Intercontinental Exchange, Inc.	USD	24,601	11/18/2019	2.62%	0.35%	1M USD LIBOR	T/1M	(853)	(13)	(866)
MS	International Business Machines Corp.	USD	13,193	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	624	(44)	580
MS	International Paper Co.	USD	24,326	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(436)	(41)	(477)
MS	International Paper Co.	USD	22,877	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(478)	(38)	(516)
MS	International Paper Co.	USD	24,414	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(337)	(39)	(376)
MS	International Paper Co.	USD	21,648	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	677	(33)	644
MS	Intuit, Inc.	USD	832	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	182	(2)	180
MS	Intuit, Inc.	USD	7,487	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,661	(13)	1,648
MS	Intuit, Inc.	USD	13,034	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,434	(22)	3,412
MS	Intuit, Inc.	USD	26,899	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,314	(38)	3,276
MS	Johnson & Johnson	USD	23,960	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(1,168)	(56)	(1,224)
MS	Johnson & Johnson	USD	22,268	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(2,113)	(54)	(2,167)
MS	Johnson & Johnson	USD	23,179	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(2,575)	(57)	(2,632)
MS	Johnson & Johnson	USD	21,096	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(2,630)	(53)	(2,683)
MS	Johnson Controls International PLC	USD	34,164	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	8,568	(57)	8,511
MS	Johnson Controls International PLC	USD	29,496	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	7,453	(45)	7,408
MS	Johnson Controls International PLC	USD	30,769	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	6,970	(48)	6,922
MS	Johnson Controls International PLC	USD	24,530	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	4,522	(41)	4,481

See Notes to Schedule of Investments

MS	Kimberly-Clark Corp.	USD	11,937	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,954	(31)	1,923
MS	Kinder Morgan, Inc.	USD	25,404	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	990	267	1,257
MS	Kinder Morgan, Inc.	USD	24,043	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	552	254	806
MS	Kinder Morgan, Inc.	USD	24,662	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	327	260	587
MS	Kinder Morgan, Inc.	USD	25,424	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	904	270	1,174
MS	Leidos Holdings, Inc.	USD	2,709	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	736	(5)	731
MS	Leidos Holdings, Inc.	USD	32,512	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	7,993	(54)	7,939
MS	Leidos Holdings, Inc.	USD	33,989	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	7,756	(58)	7,698
MS	Leidos Holdings, Inc.	USD	22,249	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,909	(33)	1,876
MS	McDonald’s Corp.	USD	146,450	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	34,815	(247)	34,568
MS	Medical Properties Trust, Inc.	USD	1,330	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	195	(18)	177
MS	Medical Properties Trust, Inc.	USD	33,810	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	5,378	(63)	5,315
MS	Medical Properties Trust, Inc.	USD	3,203	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	365	(7)	358
MS	Merck & Co., Inc.	USD	76,600	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	22,691	(120)	22,571
MS	Meredith Corp.	USD	20,298	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(1,024)	(34)	(1,058)
MS	Microsoft Corp.	USD	32,841	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	8,961	(53)	8,908
MS	Microsoft Corp.	USD	32,841	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	6,893	(58)	6,835
MS	Microsoft Corp.	USD	31,751	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	6,380	(56)	6,324
MS	Microsoft Corp.	USD	27,935	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	5,474	(49)	5,425
MS	Microsoft Corp.	USD	8,585	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,912	(15)	1,897
MS	Mondelez International, Inc.	USD	32,522	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	7,420	(56)	7,364
MS	Mondelez International, Inc.	USD	33,485	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	7,652	(57)	7,595
MS	Mondelez International, Inc. Class A	USD	28,778	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	5,979	(51)	5,928
MS	Mondelez International, Inc. Class A	USD	21,236	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,983	(39)	3,944
MS	Mondelez International, Inc. Class A	USD	7,489	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,371	(14)	1,357
MS	Motorola Solutions, Inc.	USD	123,308	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	41,811	(195)	41,616
MS	MSC Industrial Direct Co.	USD	24,228	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(3,143)	195	(2,948)
MS	MSC Industrial Direct Co., Inc.	USD	22,097	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(3,588)	176	(3,412)
MS	MSC Industrial Direct Co., Inc.	USD	23,020	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(2,776)	186	(2,590)
MS	MSC Industrial Direct Co., Inc.	USD	19,184	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(3,204)	153	(3,051)

See Notes to Schedule of Investments

MS	Nexstar Media Group, Inc.	USD	32,159	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	6,245	(57)	6,188
MS	Nexstar Media Group, Inc.	USD	32,872	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	7,114	(57)	7,057
MS	Nexstar Media Group, Inc.	USD	33,584	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	7,964	(57)	7,907
MS	Nexstar Media Group, Inc.	USD	32,973	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	7,751	(56)	7,695
MS	NextEra Energy, Inc.	USD	3,108	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	718	(5)	713
MS	NextEra Energy, Inc.	USD	30,454	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	6,492	(53)	6,439
MS	NextEra Energy, Inc.	USD	30,040	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	5,857	(54)	5,803
MS	NextEra Energy, Inc.	USD	6,422	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,231	(12)	1,219
MS	NextEra Energy, Inc.	USD	19,681	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,511	(36)	3,475
MS	Nucor Corp.	USD	73,739	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(11,318)	353	(10,965)
MS	Nucor Corp.	USD	15,553	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(2,304)	75	(2,229)
MS	Nucor Corp.	USD	14,519	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	898	86	984
MS	Omnicom Group, Inc.	USD	29,681	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,720	(58)	3,662
MS	Omnicom Group, Inc.	USD	28,799	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,056	(57)	2,999
MS	Omnicom Group, Inc.	USD	25,029	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,018	(53)	965
MS	Omnicom Group, Inc.	USD	24,307	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,765	(50)	1,715
MS	Oracle Corp.	USD	24,772	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	763	(38)	725
MS	Packaging Corp. of America	USD	24,738	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	964	(38)	926
MS	Packaging Corp. of America	USD	26,656	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,577	(37)	1,540
MS	Packaging Corp. of America	USD	28,877	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,435	(38)	2,397
MS	PepsiCo., Inc.	USD	95,858	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	20,028	(168)	19,860
MS	PepsiCo., Inc.	USD	23,517	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,356	(47)	2,309
MS	Pfizer, Inc.	USD	113,801	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	9,181	(232)	8,949
MS	Philip Morris International, Inc.	USD	25,083	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,338	(47)	2,291
MS	Philip Morris International, Inc.	USD	22,658	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(1,408)	(49)	(1,457)
MS	Philip Morris International, Inc.	USD	14,465	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(863)	(30)	(893)
MS	Philip Morris International, Inc.	USD	23,745	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(635)	(48)	(683)
MS	Philip Morris International, Inc.	USD	20,401	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	940	(27)	913
MS	Phillips 66	USD	119,688	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(16,637)	(303)	(16,940)
MS	PNC Financial Services Group, Inc.	USD	129,182	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,486	757	2,243

See Notes to Schedule of Investments

MS	Popular, Inc.	USD	3,051	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	341	(6)	335
MS	Popular, Inc.	USD	23,715	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,139	(46)	1,093
MS	Popular, Inc.	USD	24,060	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(82)	(40)	(122)
MS	Popular, Inc.	USD	26,996	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,576	(34)	2,542
MS	Popular, Inc.	USD	25,672	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,246	(33)	1,213
MS	Portland General Electric Co.	USD	5,320	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,265	(9)	1,256
MS	PPG Industries, Inc.	USD	19,487	11/18/2019	2.58%	0.35%	1M USD LIBOR	T/1M	(262)	—	(262)
MS	Procter & Gamble Co.	USD	33,523	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	8,078	156	8,234
MS	Procter & Gamble Co.	USD	32,343	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	7,267	148	7,415
MS	Procter & Gamble Co.	USD	32,697	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	6,804	150	6,954
MS	Procter & Gamble Co.	USD	31,281	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	6,872	144	7,016
MS	Progressive Corp.	USD	23,808	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(249)	(36)	(285)
MS	PS Business Parks, Inc.	USD	25,550	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	265	(32)	233
MS	PS Business Parks, Inc.	USD	24,675	11/18/2019	2.58%	0.35%	1M USD LIBOR	T/1M	(404)	—	(404)
MS	Reinsurance Group of America, Inc.	USD	16,683	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(279)	(21)	(300)
MS	Reliance Steel & Aluminum Co.	USD	27,086	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,874	(39)	2,835
MS	Service Corp. International	USD	61,228	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	12,319	(108)	12,211
MS	Service Corp. International	USD	16,287	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,648	(28)	3,620
MS	Service Corp. International	USD	22,793	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,205	(42)	2,163
MS	Sinclair Broadcast Group, Inc. Class A	USD	31,909	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	7,603	(48)	7,555
MS	Sinclair Broadcast Group, Inc. Class A	USD	14,975	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(1,447)	(21)	(1,468)
MS	Sinclair Broadcast Group, Inc. Class A	USD	23,417	11/18/2019	2.62%	0.35%	1M USD LIBOR	T/1M	(1,890)	(13)	(1,903)
MS	Starbucks Corp.	USD	36,740	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	11,548	(56)	11,492
MS	Starbucks Corp.	USD	22,252	11/18/2019	2.58%	0.35%	1M USD LIBOR	T/1M	(462)	—	(462)
MS	Steel Dynamics, Inc.	USD	9,485	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(5,164)	(32)	(5,196)
MS	Steel Dynamics, Inc.	USD	20,828	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(5,927)	(59)	(5,986)
MS	Steel Dynamics, Inc.	USD	24,893	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	192	(54)	138
MS	Steel Dynamics, Inc.	USD	18,150	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(217)	(41)	(258)
MS	STORE Capital Corp.	USD	25,144	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	958	(40)	918
MS	STORE Capital Corp.	USD	24,255	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	123	(39)	84

See Notes to Schedule of Investments

MS	Sysco Corp.	USD	22,354	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(1,740)	(39)	(1,779)
MS	TEGNA, Inc.	USD	23,043	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(844)	(36)	(880)
MS	TEGNA, Inc.	USD	24,122	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	291	(34)	257
MS	TEGNA, Inc.	USD	24,775	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(418)	(32)	(450)
MS	TEGNA, Inc.	USD	24,289	11/18/2019	2.65%	0.35%	1M USD LIBOR	T/1M	(1,002)	(26)	(1,028)
MS	Texas Instruments, Inc.	USD	142,636	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	16,046	598	16,644
MS	Thermo Fisher Scientific, Inc.	USD	26,935	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,846	(50)	2,796
MS	Thermo Fisher Scientific, Inc.	USD	26,380	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,162	(50)	2,112
MS	Thermo Fisher Scientific, Inc.	USD	23,603	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	530	(45)	485
MS	Thermo Fisher Scientific, Inc.	USD	20,826	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(9)	(40)	(49)
MS	Tractor Supply Co.	USD	26,114	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,352	(41)	1,311
MS	Travelers Cos., Inc.	USD	132,105	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	16,582	(256)	16,326
MS	Union Pacific Corp.	USD	27,172	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,051	(36)	2,015
MS	UnitedHealth Group, Inc.	USD	128,987	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,540	(278)	3,262
MS	US BanCorp	USD	30,175	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	5,218	(56)	5,162
MS	US BanCorp	USD	9,830	11/18/2019	2.65%	0.35%	1M USD LIBOR	T/1M	706	(9)	697
MS	Valero Energy Corp.	USD	25,064	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,336	(32)	1,304
MS	Verisk Analytics, Inc.	USD	29,434	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	5,435	(48)	5,387
MS	Verisk Analytics, Inc.	USD	25,792	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,255	(34)	1,221
MS	Verisk Analytics, Inc.	USD	25,337	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	522	(33)	489
MS	Verisk Analytics, Inc.	USD	22,303	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	308	(28)	280
MS	Verizon Communications, Inc.	USD	113,690	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	14,530	1,019	15,549
MS	VF Corp.	USD	24,644	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	537	(36)	501
MS	VF Corp.	USD	22,022	11/18/2019	2.62%	0.35%	1M USD LIBOR	T/1M	(223)	(11)	(234)
MS	Viacom, Inc. Class B	USD	24,401	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(729)	(32)	(761)
MS	Viacom, Inc. Class B	USD	25,676	11/18/2019	2.62%	0.35%	1M USD LIBOR	T/1M	248	(13)	235
MS	Viacom, Inc. Class B	USD	22,732	11/18/2019	2.58%	0.35%	1M USD LIBOR	T/1M	(462)	—	(462)
MS	VICI Properties, Inc.	USD	18,950	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(947)	(34)	(981)
MS	VICI Properties, Inc.	USD	22,620	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	(1,024)	(38)	(1,062)
MS	Visa, Inc.	USD	4,806	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,018	(8)	1,010
MS	Visa, Inc.	USD	26,166	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,235	(38)	2,197
MS	Walmart, Inc.	USD	139,079	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	35,247	(230)	35,017
MS	Whirlpool Corp.	USD	27,059	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	2,820	(36)	2,784

See Notes to Schedule of Investments

MS	Whirlpool Corp.	USD	26,186	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,417	(34)	1,383
MS	Whirlpool Corp.	USD	25,023	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	109	(34)	75
MS	Whirlpool Corp.	USD	23,568	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	433	(29)	404
MS	Xerox Corp.	USD	38,006	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	13,052	(56)	12,996
MS	Xerox Corp.	USD	21,475	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	76	(35)	41
MS	Yum! Brands, Inc.	USD	25,204	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	1,242	(36)	1,206
MS	Zimmer Biomet Holdings, Inc.	USD	27,972	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,520	(36)	3,484
MS	Zimmer Biomet Holdings, Inc.	USD	28,242	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	3,017	(32)	2,985
MS	Zoetis, Inc.	USD	35,386	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	8,748	(9)	8,739
MS	Zoetis, Inc.	USD	33,318	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	7,274	(10)	7,264
MS	Zoetis, Inc.	USD	28,493	11/18/2019	2.68%	0.35%	1M USD LIBOR	T/1M	6,789	(3)	6,786
Total									$909,726	$(7,208)	$902,518

Over-the-counter total return swaps - Short (c)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	2U, Inc.	USD	(2,547)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	$15,033	$24	$15,057
MS	2U, Inc.	USD	(2,458)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	15,572	25	15,597
MS	2U, Inc.	USD	(3,725)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	8,027	12	8,039
MS	2U, Inc.	USD	(4,582)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	9,041	14	9,055
MS	2U, Inc.	USD	(5,082)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	8,588	14	8,602
MS	ABIOMED, Inc.	USD	(13,649)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	4,482	25	4,507
MS	ABIOMED, Inc.	USD	(14,485)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,364	22	1,386
MS	ABIOMED, Inc.	USD	(11,978)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(789)	12	(777)
MS	ABIOMED, Inc.	USD	(13,649)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(449)	14	(435)
MS	Adient PLC	USD	(15,176)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	628	18	646
MS	Advanced Micro Devices, Inc.	USD	(37,606)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(21,114)	14	(21,100)
MS	Advanced Micro Devices, Inc.	USD	(5,207)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(531)	5	(526)
MS	Advanced Micro Devices, Inc.	USD	(7,947)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(417)	8	(409)
MS	Adyen NV	EUR	(13,740)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	(163)	(9)	(172)
MS	Aeon Mall Co. Ltd.	JPY	(1,006,200)	11/18/2019	(0.61)%	(0.50)%	1M JPY LIBOR	1M/T	614	(3)	611
MS	Aeon Mall Co. Ltd.	JPY	(670,800)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(184)	(1)	(185)
MS	Aeon Mall Co. Ltd.	JPY	(838,500)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	249	(2)	247

See Notes to Schedule of Investments

MS	Aerie Pharmaceuticals, Inc.	USD	(5,287)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	11,315	23	11,338
MS	Aerie Pharmaceuticals, Inc.	USD	(6,241)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	12,204	25	12,229
MS	Aerie Pharmaceuticals, Inc.	USD	(6,674)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	10,125	23	10,148
MS	Air France-KLM	EUR	(4,467)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	70	(5)	65
MS	Air France-KLM	EUR	(12,590)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	1,020	(10)	1,010
MS	Align Technology, Inc.	USD	(14,845)	11/18/2019	1.88%	(0.35)%	1M USD LIBOR	1M/T	(414)	—	(414)
MS	Altran Technologies SA	EUR	(13,895)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	(6,264)	(5)	(6,269)
MS	American Airlines Group, Inc.	USD	(15,896)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(160)	21	(139)
MS	American Airlines Group, Inc.	USD	(14,553)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,676	18	1,694
MS	American Airlines Group, Inc.	USD	(14,553)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,647	18	1,665
MS	American International Group, Inc.	USD	(34,994)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,385)	45	(2,340)
MS	American International Group, Inc.	USD	(18,533)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(4,285)	19	(4,266)
MS	Ameris Bancorp	USD	(14,317)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(337)	13	(324)
MS	Ameris Bancorp	USD	(15,033)	11/18/2019	1.92%	(0.35)%	1M USD LIBOR	1M/T	(864)	5	(859)
MS	Ameris Bancorp	USD	(14,397)	11/18/2019	1.88%	(0.35)%	1M USD LIBOR	1M/T	70	—	70
MS	Antero Resources Corp.	USD	(8,542)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	7,474	21	7,495
MS	Antofagasta PLC	GBP	(8,519)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(960)	2	(958)
MS	Antofagasta PLC	GBP	(7,805)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(1,380)	1	(1,379)
MS	Antofagasta PLC	GBP	(8,011)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(1,410)	2	(1,408)
MS	Aqua America, Inc.	USD	(10,320)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,669)	12	(1,657)
MS	Arcelormittal	EUR	(9,698)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	4,006	(9)	3,997
MS	Arcelormittal	EUR	(11,469)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	(870)	(5)	(875)
MS	Arcelormittal	EUR	(11,948)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	(611)	(6)	(617)
MS	Arcelormittal	EUR	(12,195)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	457	(6)	451
MS	Archer-Daniels-Midland Co.	USD	(14,214)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(231)	13	(218)
MS	Arconic, Inc.	USD	(5,859)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,665)	11	(1,654)
MS	Arconic, Inc.	USD	(25,115)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(7,328)	25	(7,303)
MS	Arconic, Inc.	USD	(23,938)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(5,551)	25	(5,526)
MS	Arconic, Inc.	USD	(8,714)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,426)	8	(1,418)

See Notes to Schedule of Investments

MS	Arconic, Inc.	USD	(4,582)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(797)	5	(792)
MS	ASOS PLC	GBP	(13,421)	11/18/2019	(0.53)%	(1.25)%	1M GBP LIBOR	1M/T	25,304	11	25,315
MS	ASOS PLC	GBP	(1,928)	11/18/2019	(0.53)%	(1.25)%	1M GBP LIBOR	1M/T	2,875	2	2,877
MS	ASOS PLC	GBP	(599)	11/18/2019	(0.53)%	(1.25)%	1M GBP LIBOR	1M/T	860	—	860
MS	ASOS PLC	GBP	(1,824)	11/18/2019	(0.53)%	(1.25)%	1M GBP LIBOR	1M/T	1,800	1	1,801
MS	ASOS PLC	GBP	(6,515)	11/18/2019	(0.53)%	(1.25)%	1M GBP LIBOR	1M/T	1,253	3	1,256
MS	Aston Martin Lagonda Global Holdings PLC	GBP	(3,596)	11/18/2019	(1.41)%	(2.13)%	1M GBP LIBOR	1M/T	4,743	(3)	4,740
MS	Avalara, Inc.	USD	(5,785)	11/18/2019	1.95%	(0.35)%	1M USD LIBOR	1M/T	37	4	41
MS	Avalara, Inc.	USD	(14,096)	11/18/2019	1.88%	(0.35)%	1M USD LIBOR	1M/T	290	—	290
MS	Avis Budget Group, Inc.	USD	(17,504)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(705)	23	(682)
MS	Avis Budget Group, Inc.	USD	(19,723)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,101)	24	(2,077)
MS	Avis Budget Group, Inc.	USD	(14,884)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(751)	20	(731)
MS	Banco BPM SpA	EUR	(21,409)	11/18/2019	(1.52)%	(1.13)%	1M EURIBOR	1M/T	7,490	(24)	7,466
MS	Banco BPM SpA	EUR	(994)	11/18/2019	(1.52)%	(1.13)%	1M EURIBOR	1M/T	117	(1)	116
MS	Banco BPM SpA	EUR	(14,021)	11/18/2019	(1.52)%	(1.13)%	1M EURIBOR	1M/T	(474)	(12)	(486)
MS	Banco BPM SpA	EUR	(5,937)	11/18/2019	(1.52)%	(1.13)%	1M EURIBOR	1M/T	467	(6)	461
MS	Banco de Sabadell SA	EUR	(2,874)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	339	(4)	335
MS	Banco de Sabadell SA	EUR	(8,349)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	2,711	(6)	2,705
MS	Banco de Sabadell SA	EUR	(8,808)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	2,724	(6)	2,718
MS	Banco de Sabadell SA	EUR	(9,796)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	2,170	(7)	2,163
MS	Bank OZK	USD	(31,467)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	17,106	73	17,179
MS	Berkshire Hathaway, Inc. Class B	USD	(10,477)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	22	16	38
MS	BJ’s Wholesale Club Holdings, Inc.	USD	(13,359)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	507	13	520
MS	BlackRock, Inc.	USD	(2,806)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(270)	6	(264)
MS	BOK Financial Corp.	USD	(14,058)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(986)	14	(972)
MS	BOK Financial Corp.	USD	(14,811)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,265)	14	(1,251)
MS	Booking Holdings, Inc.	USD	(15,093)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(664)	15	(649)
MS	Booking Holdings, Inc.	USD	(13,206)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(543)	12	(531)
MS	Booking Holdings, Inc.	USD	(15,093)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(329)	14	(315)
MS	Brighthouse Financial, Inc.	USD	(2,468)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	133	7	140
MS	Brighthouse Financial, Inc.	USD	(15,746)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,710	23	1,733
MS	Brighthouse Financial, Inc.	USD	(3,251)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	248	5	253
MS	Bunge Ltd.	USD	(13,731)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(866)	13	(853)

See Notes to Schedule of Investments

MS	Bunge Ltd.	USD	(14,666)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(642)	13	(629)
MS	Burford Capital Ltd.	GBP	(8,031)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	270	3	273
MS	Burford Capital Ltd.	GBP	(6,272)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	542	1	543
MS	Caesars Entertainment Corp.	USD	(14,208)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(440)	20	(420)
MS	Caesars Entertainment Corp.	USD	(22,200)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(4,006)	25	(3,981)
MS	Caesars Entertainment Corp.	USD	(22,532)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(5,246)	23	(5,223)
MS	Caesars Entertainment Corp.	USD	(5,825)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,386)	6	(1,380)
MS	Caesars Entertainment Corp.	USD	(11,876)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(3,005)	6	(2,999)
MS	CaixaBank SA	EUR	(8,826)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	2,417	(6)	2,411
MS	CaixaBank SA	EUR	(9,061)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	2,598	(6)	2,592
MS	Capita PLC	GBP	(6,917)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	2,124	3	2,127
MS	Capita PLC	GBP	(7,083)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	122	3	125
MS	Capita PLC	GBP	(6,531)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	466	3	469
MS	Capital & Counties Properties PLC	GBP	(10,448)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	6,848	6	6,854
MS	Capital & Counties Properties PLC	GBP	(6,761)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	2,966	3	2,969
MS	Capital & Counties Properties PLC	GBP	(6,373)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	2,465	3	2,468
MS	Capital & Counties Properties PLC	GBP	(2,417)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	897	1	898
MS	Capital & Counties Properties PLC	GBP	(1,408)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	660	—	660
MS	CBRE Group, Inc.	USD	(3,552)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(431)	9	(422)
MS	Centene Corp.	USD	(11,147)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	388	11	399
MS	Centene Corp.	USD	(13,595)	11/18/2019	1.95%	(0.35)%	1M USD LIBOR	1M/T	429	11	440
MS	Centennial Resource Development, Inc.	USD	(9,669)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	6,652	18	6,670
MS	Centennial Resource Development, Inc.	USD	(9,044)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	6,952	18	6,970
MS	Centennial Resource Development, Inc.	USD	(10,121)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	6,164	18	6,182
MS	Charles Schwab Corp.	USD	(69,455)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	19,145	121	19,266
MS	Chart Industries, Inc.	USD	(12,538)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	575	14	589

See Notes to Schedule of Investments

MS	Chart Industries, Inc.	USD	(13,369)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(79)	13	(66)
MS	Chart Industries, Inc.	USD	(7,175)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(419)	6	(413)
MS	Chart Industries, Inc.	USD	(14,049)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(565)	13	(552)
MS	Cheniere Energy, Inc.	USD	(13,486)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(533)	13	(520)
MS	Chesapeake Energy Corp.	USD	(8,871)	11/18/2019	0.38%	(1.95)%	1M USD LIBOR	1M/T	6,584	16	6,600
MS	Chesapeake Energy Corp.	USD	(8,853)	11/18/2019	0.38%	(1.95)%	1M USD LIBOR	1M/T	6,718	18	6,736
MS	Chesapeake Energy Corp.	USD	(9,193)	11/18/2019	0.38%	(1.95)%	1M USD LIBOR	1M/T	7,027	15	7,042
MS	Chesapeake Energy Corp.	USD	(6,711)	11/18/2019	0.38%	(1.95)%	1M USD LIBOR	1M/T	4,055	9	4,064
MS	Chesapeake Energy Corp.	USD	(10,453)	11/18/2019	0.38%	(1.95)%	1M USD LIBOR	1M/T	713	8	721
MS	Chesapeake Energy Corp.	USD	(15,418)	11/18/2019	0.28%	(1.95)%	1M USD LIBOR	1M/T	(141)	—	(141)
MS	Cimarex Energy Co.	USD	(8,563)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	935	10	945
MS	Cloudera, Inc.	USD	(11,966)	11/18/2019	1.78%	(0.55)%	1M USD LIBOR	1M/T	19,757	43	19,800
MS	Cloudera, Inc.	USD	(6,333)	11/18/2019	1.78%	(0.55)%	1M USD LIBOR	1M/T	12,560	26	12,586
MS	Cloudera, Inc.	USD	(7,571)	11/18/2019	1.78%	(0.55)%	1M USD LIBOR	1M/T	6,740	19	6,759
MS	Cobham PLC	GBP	(9,735)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(3,393)	1	(3,392)
MS	Conagra Brands, Inc.	USD	(15,186)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,001	(94)	907
MS	Conagra Brands, Inc.	USD	(15,388)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	172	(95)	77
MS	Conagra Brands, Inc.	USD	(12,010)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(107)	(75)	(182)
MS	Conagra Brands, Inc.	USD	(14,579)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	7	(93)	(86)
MS	Constellation Brands, Inc. Class A	USD	(14,171)	11/18/2019	1.95%	(0.35)%	1M USD LIBOR	1M/T	76	11	87
MS	Continental AG	EUR	(11,522)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	2,027	(9)	2,018
MS	Continental AG	EUR	(11,647)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	289	(6)	283
MS	Continental AG	EUR	(12,524)	11/18/2019	(0.81)%	(0.40)%	1M EURIBOR	1M/T	492	(2)	490
MS	ConvaTec Group PLC	GBP	(7,746)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(794)	2	(792)
MS	ConvaTec Group PLC	GBP	(8,369)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(720)	2	(718)
MS	ConvaTec Group PLC	GBP	(7,413)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(554)	2	(552)
MS	Coty, Inc.	USD	(24,024)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	5,579	50	5,629
MS	Coty, Inc.	USD	(4,091)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	320	6	326
MS	Coty, Inc.	USD	(98)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(98)	—	(98)
MS	Coty, Inc. Class A	USD	(22,475)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(5,678)	23	(5,655)
MS	Coupa Software, Inc.	USD	(22,799)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(6,777)	21	(6,756)
MS	Coupa Software, Inc.	USD	(23,206)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(7,578)	21	(7,557)
MS	Coupa Software, Inc.	USD	(22,935)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(6,925)	18	(6,907)
MS	Covetrus, Inc.	USD	(13,681)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	181	13	194

See Notes to Schedule of Investments

MS	CyberAgent, Inc.	JPY	(442,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,296	(2)	1,294
MS	CyberAgent, Inc.	JPY	(884,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	3,107	(5)	3,102
MS	CyberAGent, Inc.	JPY	(884,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,450	(4)	1,446
MS	CyberAgent, Inc.	JPY	(442,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(140)	(1)	(141)
MS	CYBG PLC	GBP	(126)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	103	—	103
MS	CYBG PLC	GBP	(4,079)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	695	2	697
MS	CYBG PLC	GBP	(8,011)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	716	3	719
MS	CYBG PLC	GBP	(8,129)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	784	3	787
MS	CYBG PLC	GBP	(6,839)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	874	3	877
MS	CyrusOne, Inc.	USD	(56,998)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,737)	74	(2,663)
MS	CyrusOne, Inc.	USD	(14,120)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(747)	18	(729)
MS	DaVita, Inc.	USD	(16,578)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(3,583)	14	(3,569)
MS	DaVita, Inc.	USD	(17,237)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(3,348)	14	(3,334)
MS	DaVita, Inc.	USD	(16,100)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,721)	13	(2,708)
MS	Dechra Pharmaceuticals PLC	GBP	(11,784)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(3,933)	3	(3,930)
MS	Dechra Pharmaceuticals PLC	GBP	(7,041)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(548)	1	(547)
MS	Dechra Pharmaceuticals PLC	GBP	(4,979)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(570)	1	(569)
MS	Delivery Hero SE	EUR	(44,844)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	(4,903)	(28)	(4,931)
MS	Delivery Hero SE	EUR	(17,083)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	(3,159)	(10)	(3,169)
MS	Delivery Hero SE	EUR	(12,159)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	(2,143)	(7)	(2,150)
MS	Deutsche Bank AG	EUR	(31,272)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	10,447	(28)	10,419
MS	Deutsche Bank AG	EUR	(8,547)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	3,885	(8)	3,877
MS	Deutsche Bank AG	EUR	(4,766)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	1,436	(5)	1,431
MS	Deutsche Bank AG	EUR	(359)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	63	—	63
MS	DexCom, Inc.	USD	(72,317)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(32,144)	59	(32,085)
MS	Diamondback Energy, Inc.	USD	(13,136)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	11	14	25
MS	Diamondback Energy, Inc.	USD	(14,170)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(504)	14	(490)
MS	Digital Realty Trust, Inc.	USD	(2,973)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	183	10	193
MS	Digital Realty Trust, Inc.	USD	(14,638)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	55	20	75
MS	Digital Realty Trust, Inc.	USD	(15,553)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	172	21	193
MS	Digital Realty Trust, Inc.	USD	(15,324)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	984	21	1,005
MS	Disco Corp.	JPY	(2,023,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(1,013)	(7)	(1,020)
MS	Disco Corp.	JPY	(2,023,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(2,826)	(6)	(2,832)

See Notes to Schedule of Investments

MS	DISH Network Corp.	USD	(59,729)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(6,362)	76	(6,286)
MS	DISH Network Corp.	USD	(3,454)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(455)	4	(451)
MS	DocuSign, Inc.	USD	(4,241)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(838)	(1)	(839)
MS	DocuSign, Inc.	USD	(14,999)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,019	18	1,037
MS	DocuSign, Inc.	USD	(14,482)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,384	18	1,402
MS	DocuSign, Inc.	USD	(15,361)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	447	18	465
MS	Dominion Energy, Inc.	USD	(60,249)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(14,003)	68	(13,935)
MS	DS Smith PLC	GBP	(2,918)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	1,414	2	1,416
MS	DS Smith PLC	GBP	(6,050)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	2,902	3	2,905
MS	DS Smith PLC	GBP	(2,939)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	1,208	1	1,209
MS	DS Smith PLC	GBP	(2,825)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	532	1	533
MS	DS Smith PLC	GBP	(2,026)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	49	1	50
MS	DS Smith PLC	GBP	(828)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	74	—	74
MS	DS Smith PLC	GBP	(3,200)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(57)	1	(56)
MS	DuPont de Nemours, Inc.	USD	(14,288)	11/18/2019	1.88%	(0.35)%	1M USD LIBOR	1M/T	244	—	244
MS	East West Bancorp, Inc.	USD	(14,355)	11/18/2019	1.92%	(0.35)%	1M USD LIBOR	1M/T	(163)	(77)	(240)
MS	East West Bancorp, Inc.	USD	(14,307)	11/18/2019	1.88%	(0.35)%	1M USD LIBOR	1M/T	177	(82)	95
MS	easyJet PLC	GBP	(4,772)	11/18/2019	0.36%	(0.35)%	1M GBP LIBOR	1M/T	900	—	900
MS	Electricite de France SA	EUR	(18,538)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	330	(13)	317
MS	Electricite de France SA	EUR	(13,256)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	(172)	(5)	(177)
MS	Electronic Arts, Inc.	USD	(14,338)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	3,702	25	3,727
MS	Electronic Arts, Inc.	USD	(15,078)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	2,768	25	2,793
MS	Element Solutions, Inc.	USD	(68,447)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	9,391	106	9,497
MS	Equinix, Inc.	USD	(5,523)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(644)	9	(635)
MS	Eurofins Scientific SE	EUR	(3,860)	11/18/2019	(4.39)%	(4.00)%	1M EURIBOR	1M/T	694	(5)	689
MS	Eurofins Scientific SE	EUR	(9,650)	11/18/2019	(4.39)%	(4.00)%	1M EURIBOR	1M/T	551	(7)	544
MS	Evotec AG	EUR	(8,649)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	(2,800)	(12)	(2,812)
MS	Evotec SE	EUR	(10,656)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	(1,692)	(6)	(1,698)
MS	Facebook, Inc.	USD	(16,898)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,142)	22	(1,120)
MS	Facebook, Inc.	USD	(6,021)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,099)	6	(1,093)
MS	FedEx Corp.	USD	(13,983)	11/18/2019	1.92%	(0.35)%	1M USD LIBOR	1M/T	265	5	270
MS	FedEx Corp.	USD	(14,154)	11/18/2019	1.88%	(0.35)%	1M USD LIBOR	1M/T	154	—	154
MS	Fevertree Drinks PLC	GBP	(8,246)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	271	3	274
MS	Fevertree Drinks PLC	GBP	(5,653)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	1,095	2	1,097

See Notes to Schedule of Investments

MS	Fevertree Drinks PLC	GBP	(5,863)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	761	1	762
MS	Fevertree Drinks PLC	GBP	(7,265)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(31)	2	(29)
MS	FireEye, Inc.	USD	(22,665)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	2,106	37	2,143
MS	First Solar, Inc.	USD	(21,798)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(4,106)	24	(4,082)
MS	First Solar, Inc.	USD	(23,926)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(7,890)	22	(7,868)
MS	First Solar, Inc.	USD	(16,832)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(3,212)	19	(3,193)
MS	Freeport-McMoRan, Inc.	USD	(13,703)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,999	(41)	1,958
MS	Freeport-McMoRan, Inc.	USD	(13,825)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	2,042	(42)	2,000
MS	Freeport-McMoRan, Inc.	USD	(13,648)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	2,855	(40)	2,815
MS	Freeport-McMoRan, Inc.	USD	(14,024)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,577	(45)	1,532
MS	Fresenius SE & Co. KGaA	EUR	(9,427)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	4,519	(10)	4,509
MS	Fresenius SE & Co. KGaA	EUR	(10,702)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	4,315	(10)	4,305
MS	Fresenius SE & Co. KGaA	EUR	(9,017)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	5,155	(10)	5,145
MS	Fresenius SE & Co. KGaA	EUR	(10,565)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	3,547	(10)	3,537
MS	Fresenius SE & Co. KGaA	EUR	(2,323)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	621	(2)	619
MS	Fresenius SE & Co. KGaA	EUR	(6,603)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	1,045	(5)	1,040
MS	Fresnillo PLC	GBP	(1,472)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	636	1	637
MS	Fresnillo PLC	GBP	(5,475)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	3,292	3	3,295
MS	Fresnillo PLC	GBP	(5,451)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	3,005	3	3,008
MS	Fresnillo PLC	GBP	(5,547)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	2,897	3	2,900
MS	Fresnillo PLC	GBP	(6,250)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	1,877	1	1,878
MS	General Electric Co.	USD	(34,203)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(23)	46	23
MS	General Electric Co.	USD	(7,461)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(240)	7	(233)
MS	General Electric Co.	USD	(14,431)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(327)	13	(314)
MS	Glanbia PLC	EUR	(9,393)	11/18/2019	(0.75)%	(0.35)%	1M EURIBOR	1M/T	2,032	(4)	2,028
MS	Glanbia PLC	EUR	(9,263)	11/18/2019	(1.53)%	(1.13)%	1M EURIBOR	1M/T	1,690	(4)	1,686
MS	Glanbia PLC	EUR	(9,440)	11/18/2019	(0.74)%	(0.35)%	1M EURIBOR	1M/T	1,855	—	1,855
MS	Glaukos Corp.	USD	(15,683)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,380)	14	(1,366)
MS	Glaukos Corp.	USD	(14,212)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(744)	13	(731)
MS	Glaukos Corp.	USD	(15,274)	11/18/2019	1.95%	(0.35)%	1M USD LIBOR	1M/T	(1,140)	11	(1,129)
MS	Glaukos Corp.	USD	(15,274)	11/18/2019	1.92%	(0.35)%	1M USD LIBOR	1M/T	(1,157)	5	(1,152)
MS	Grenke AG	EUR	(14,508)	11/18/2019	(3.39)%	(3.00)%	1M EURIBOR	1M/T	(1,281)	(22)	(1,303)
MS	Grenke AG	EUR	(14,742)	11/18/2019	(3.39)%	(3.00)%	1M EURIBOR	1M/T	(1,039)	(23)	(1,062)
MS	Grenke AG	EUR	(11,700)	11/18/2019	(3.39)%	(3.00)%	1M EURIBOR	1M/T	(624)	(7)	(631)

See Notes to Schedule of Investments

MS	Groupon, Inc.	USD	(6,889)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	2,654	14	2,668
MS	GrubHub, Inc.	USD	(12,917)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	2,682	21	2,703
MS	GrubHub, Inc.	USD	(13,255)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	2,304	21	2,325
MS	GrubHub, Inc.	USD	(13,594)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	2,097	21	2,118
MS	GrubHub, Inc.	USD	(14,540)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	637	19	656
MS	GVC Holdings PLC	GBP	(6,614)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	1,011	2	1,013
MS	GVC Holdings PLC	GBP	(6,661)	11/18/2019	0.36%	(0.35)%	1M GBP LIBOR	1M/T	597	1	598
MS	Hain Celestial Group, Inc.	USD	(13,149)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	4,254	23	4,277
MS	Hain Celestial Group, Inc.	USD	(15,478)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	3,181	25	3,206
MS	Hain Celestial Group, Inc.	USD	(13,519)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	83	18	101
MS	Hain Celestial Group, Inc.	USD	(14,608)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,311	21	1,332
MS	Harmonic Drive Systems, Inc.	JPY	(832,000)	11/18/2019	(11.68)%	(11.57)%	1M JPY LIBOR	1M/T	(1,269)	(56)	(1,325)
MS	Harmonic Drive Systems, Inc.	JPY	(1,248,000)	11/18/2019	(11.68)%	(11.57)%	1M JPY LIBOR	1M/T	(2,634)	(70)	(2,704)
MS	Harmonic Drive Systems, Inc.	JPY	(1,248,000)	11/18/2019	(11.68)%	(11.57)%	1M JPY LIBOR	1M/T	(1,621)	(61)	(1,682)
MS	Harmonic Drive Systems, Inc.	JPY	(832,000)	11/18/2019	(11.68)%	(11.57)%	1M JPY LIBOR	1M/T	(551)	(61)	(612)
MS	Hitachi Metals Ltd.	JPY	(461,600)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	830	(2)	828
MS	Hitachi Metals Ltd.	JPY	(577,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	909	(2)	907
MS	Hitachi Metals Ltd.	JPY	(807,800)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	988	(4)	984
MS	Howard Hughes Corp.	USD	(17,685)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(741)	23	(718)
MS	Howard Hughes Corp.	USD	(18,900)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(814)	25	(789)
MS	Howard Hughes Corp.	USD	(20,655)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,364)	26	(1,338)
MS	Howard Hughes Corp.	USD	(19,440)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,486)	25	(1,461)
MS	Howard Hughes Corp.	USD	(4,995)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(592)	6	(586)
MS	Howard Hughes Corp.	USD	(2,430)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(493)	3	(490)
MS	Iliad SA	EUR	(24,294)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	14,729	(26)	14,703
MS	Iliad SA	EUR	(10,693)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	4,587	(10)	4,577
MS	Iliad SA	EUR	(6,003)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	2,365	(5)	2,360
MS	Iliad SA	EUR	(4,409)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	636	(3)	633
MS	Iliad SA	EUR	(4,690)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	328	(3)	325
MS	Indivior PLC	GBP	(876)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	8,333	3	8,336
MS	Indivior PLC	GBP	(643)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	4,356	2	4,358
MS	Indivior PLC	GBP	(1,259)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	9,092	3	9,095
MS	Indivior PLC	GBP	(1,475)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	8,031	3	8,034
MS	Indivior PLC	GBP	(1,585)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	8,412	3	8,415

See Notes to Schedule of Investments

MS	Indivior PLC	GBP	(880)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	4,090	2	4,092
MS	Indivior PLC	GBP	(910)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	4,115	2	4,117
MS	Indivior PLC	GBP	(1,766)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	5,212	2	5,214
MS	Inpex Corp.	JPY	(961,300)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,907	(4)	1,903
MS	Inpex Corp.	JPY	(1,057,430)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	2,113	(5)	2,108
MS	Inpex Corp.	JPY	(192,260)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	813	(1)	812
MS	Insulet Corp.	USD	(12,417)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,902)	16	(2,886)
MS	Insulet Corp.	USD	(7,008)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,563)	8	(1,555)
MS	Insulet Corp.	USD	(13,646)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(3,950)	14	(3,936)
MS	Insulet Corp.	USD	(1,475)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(506)	1	(505)
MS	Insulet Corp.	USD	(14,138)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,552)	13	(1,539)
MS	International Game Technology PLC	USD	(16,194)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(420)	21	(399)
MS	International Game Technology PLC	USD	(16,234)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	102	21	123
MS	Intuitive Surgical, Inc.	USD	(14,027)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(350)	14	(336)
MS	IPG Photonics Corp.	USD	(14,804)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	3,240	25	3,265
MS	IPG Photonics Corp.	USD	(16,507)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	473	23	496
MS	IPG Photonics Corp.	USD	(17,293)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	168	23	191
MS	IPG Photonics Corp.	USD	(11,791)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	961	17	978
MS	IPG Photonics Corp.	USD	(3,406)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	50	5	55
MS	Isetan Mitsukoshi Holdings Ltd.	JPY	(694,400)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	26	(1)	25
MS	Isetan Mitsukoshi Holdings Ltd.	JPY	(781,200)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	237	(1)	236
MS	IWG PLC	GBP	(25,375)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(5,581)	7	(5,574)
MS	Jefferies Financial Group, Inc.	USD	(32,358)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,295	46	1,341
MS	JGC Corp.	JPY	(997,500)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,084	(4)	1,080
MS	JGC Corp.	JPY	(855,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	935	(3)	932
MS	JGC Corp.	JPY	(997,500)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	414	(6)	408
MS	JGC Corp.	JPY	(855,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	657	(4)	653
MS	John Wood Group PLC	GBP	(27,410)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	8,802	12	8,814
MS	Johnson Matthey PLC	GBP	(1,511)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(205)	(63)	(268)
MS	Johnson Matthey PLC	GBP	(7,202)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(65)	2	(63)
MS	Johnson Matthey PLC	GBP	(7,298)	11/18/2019	0.36%	(0.35)%	1M GBP LIBOR	1M/T	(74)	1	(73)

See Notes to Schedule of Investments

MS	Jones Lang LaSalle, Inc.	USD	(23,602)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	2,870	42	2,912
MS	Just Eat PLC	GBP	(6,274)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(476)	2	(474)
MS	Just Eat PLC	GBP	(11,589)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(2,157)	3	(2,154)
MS	Just Eat PLC	GBP	(9,365)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(2,158)	3	(2,155)
MS	Just Eat PLC	GBP	(12,304)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(4,185)	3	(4,182)
MS	K&S AG	EUR	(1,930)	11/18/2019	(2.52)%	(2.13)%	1M EURIBOR	1M/T	1,190	(8)	1,182
MS	K&S AG	EUR	(11,489)	11/18/2019	(2.52)%	(2.13)%	1M EURIBOR	1M/T	250	(45)	205
MS	K&S AG	EUR	(12,521)	11/18/2019	(2.52)%	(2.13)%	1M EURIBOR	1M/T	754	(51)	703
MS	K&S AG	EUR	(6,334)	11/18/2019	(2.52)%	(2.13)%	1M EURIBOR	1M/T	753	(5)	748
MS	K&S AG	EUR	(10,488)	11/18/2019	(2.52)%	(2.13)%	1M EURIBOR	1M/T	1,206	(41)	1,165
MS	KAZ Minerals PLC	GBP	(7,364)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	314	2	316
MS	KAZ Minerals PLC	GBP	(6,803)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(601)	1	(600)
MS	KAZ Minerals PLC	GBP	(7,508)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(997)	1	(996)
MS	Kazakhmys PLC	GBP	(7,208)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	786	3	789
MS	Keurig Dr Pepper, Inc.	USD	(12,832)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	649	13	662
MS	Keurig Dr Pepper, Inc.	USD	(14,098)	11/18/2019	1.95%	(0.35)%	1M USD LIBOR	1M/T	72	11	83
MS	Kirby Corp.	USD	(14,262)	11/18/2019	1.88%	(0.35)%	1M USD LIBOR	1M/T	37	—	37
MS	Knight-Swift Transportation Holdings, Inc.	USD	(11,110)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(724)	17	(707)
MS	Knight-Swift Transportation Holdings, Inc.	USD	(21,719)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,004)	27	(1,977)
MS	Knight-Swift Transportation Holdings, Inc.	USD	(8,422)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(831)	11	(820)
MS	Knight-Swift Transportation Holdings, Inc.	USD	(2,473)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(390)	3	(387)
MS	Kosmos Energy Ltd.	USD	(13,372)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	386	13	399
MS	Kosmos Energy Ltd.	USD	(14,941)	11/18/2019	1.95%	(0.35)%	1M USD LIBOR	1M/T	(1,011)	11	(1,000)
MS	Kosmos Energy Ltd.	USD	(14,646)	11/18/2019	1.92%	(0.35)%	1M USD LIBOR	1M/T	(576)	5	(571)
MS	Kraft Heinz Co.	USD	(15,397)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	425	21	446
MS	Kraft Heinz Co.	USD	(16,101)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	32	21	53
MS	Kraft Heinz Co.	USD	(13,252)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,385)	13	(1,372)
MS	Kraft Heinz Co.	USD	(12,612)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(700)	12	(688)
MS	Kratos Defense & Security Solutions, Inc.	USD	(14,568)	11/18/2019	1.88%	(0.35)%	1M USD LIBOR	1M/T	(16)	—	(16)
MS	Kyushu Electric Power Co., Inc.	JPY	(758,100)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(81)	(2)	(83)
MS	Kyushu Electric Power Co., Inc.	JPY	(649,800)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(196)	(1)	(197)
MS	Kyushu Electric Power Co., Inc.	JPY	(758,100)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(165)	(2)	(167)

See Notes to Schedule of Investments

MS	Kyushu Electric Power Co., Inc.	JPY	(866,400)	11/18/2019	(0.73)%	(0.63)%	1M JPY LIBOR	1M/T	(41)	(3)	(44)
MS	L Brands, Inc.	USD	(14,817)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,140)	13	(1,127)
MS	LendingTree, Inc.	USD	(24,190)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(7,072)	20	(7,052)
MS	LendingTree, Inc.	USD	(13,869)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,871)	8	(2,863)
MS	Liberty Media Corp.-Liberty Formula One	USD	(30,795)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(6,543)	40	(6,503)
MS	LINE Corp.	JPY	(1,390,000)	11/18/2019	(4.11)%	(4.00)%	1M JPY LIBOR	1M/T	1,743	(16)	1,727
MS	LINE Corp.	JPY	(1,042,500)	11/18/2019	(4.11)%	(4.00)%	1M JPY LIBOR	1M/T	2,633	(11)	2,622
MS	LINE Corp.	JPY	(695,000)	11/18/2019	(4.11)%	(4.00)%	1M JPY LIBOR	1M/T	1,129	(7)	1,122
MS	LINE Corp.	JPY	(347,500)	11/18/2019	(4.11)%	(4.00)%	1M JPY LIBOR	1M/T	76	(5)	71
MS	LINE Corp.	JPY	(347,500)	11/18/2019	(4.11)%	(4.00)%	1M JPY LIBOR	1M/T	(289)	(5)	(294)
MS	Lumentum Holdings, Inc.	USD	(4,530)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	505	21	526
MS	Macy’s, Inc.	USD	(13,570)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(667)	13	(654)
MS	Macy’s, Inc.	USD	(14,593)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(967)	13	(954)
MS	Macy’s, Inc.	USD	(14,570)	11/18/2019	1.95%	(0.35)%	1M USD LIBOR	1M/T	(453)	11	(442)
MS	Macy’s, Inc.	USD	(10,524)	11/18/2019	1.92%	(0.35)%	1M USD LIBOR	1M/T	(63)	4	(59)
MS	Masmovil Ibercom SA	EUR	(11,214)	11/18/2019	(0.91)%	(0.50)%	1M EURIBOR	1M/T	55	(2)	53
MS	Matador Resources Co.	USD	(13,699)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	2,652	18	2,670
MS	Matador Resources Co.	USD	(12,993)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	3,069	18	3,087
MS	Matador Resources Co.	USD	(10,102)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,761	13	1,774
MS	Mediclinic International PLC	GBP	(8,843)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(507)	(17)	(524)
MS	Mediclinic International PLC	GBP	(8,881)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(756)	3	(753)
MS	Mediclinic International PLC	GBP	(7,161)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(880)	1	(879)
MS	Melrose Industries PLC	GBP	(5,158)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(699)	2	(697)
MS	Melrose Industries PLC	GBP	(10,847)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(2,396)	3	(2,393)
MS	Melrose Industries PLC	GBP	(7,386)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(280)	3	(277)
MS	Melrose Industries PLC	GBP	(7,901)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(121)	3	(118)
MS	Metro Bank PLC	GBP	(847)	11/18/2019	(17.28)%	(18.00)%	1M GBP LIBOR	1M/T	8,564	(10)	8,554
MS	Metro Bank PLC	GBP	(1,105)	11/18/2019	(17.28)%	(18.00)%	1M GBP LIBOR	1M/T	9,669	(12)	9,657
MS	Metro Bank PLC	GBP	(901)	11/18/2019	(17.28)%	(18.00)%	1M GBP LIBOR	1M/T	7,836	(10)	7,826
MS	Metro Bank PLC	GBP	(1,414)	11/18/2019	(17.28)%	(18.00)%	1M GBP LIBOR	1M/T	9,427	(18)	9,409
MS	Metro Bank PLC	GBP	(1,134)	11/18/2019	(17.28)%	(18.00)%	1M GBP LIBOR	1M/T	7,259	(14)	7,245
MS	Metro Bank PLC	GBP	(484)	11/18/2019	(17.28)%	(18.00)%	1M GBP LIBOR	1M/T	2,708	(5)	2,703

See Notes to Schedule of Investments

MS	Metrovacesa SA	EUR	(8,169)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	5,372	(10)	5,362
MS	MGM Resorts International	USD	(14,290)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(379)	13	(366)
MS	MGM Resorts International	USD	(14,440)	11/18/2019	1.95%	(0.35)%	1M USD LIBOR	1M/T	(297)	11	(286)
MS	MGM Resorts International	USD	(14,710)	11/18/2019	1.92%	(0.35)%	1M USD LIBOR	1M/T	(405)	5	(400)
MS	MISUMI Group, Inc.	JPY	(247,400)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	325	(3)	322
MS	MISUMI Group, Inc.	JPY	(989,600)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,431	(4)	1,427
MS	MISUMI Group, Inc.	JPY	(742,200)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	773	(3)	770
MS	MISUMI Group, Inc.	JPY	(494,800)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	193	(2)	191
MS	MISUMI Group, Inc.	JPY	(989,600)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	17	(3)	14
MS	Mitsui OSK Lines Ltd.	JPY	(268,700)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(184)	(1)	(185)
MS	MongoDB, Inc.	USD	(13,749)	11/18/2019	1.95%	(0.35)%	1M USD LIBOR	1M/T	822	11	833
MS	Monster Beverage Corp.	USD	(11,540)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,718)	20	(2,698)
MS	Monster Beverage Corp.	USD	(18,116)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,331)	22	(2,309)
MS	Monster Beverage Corp.	USD	(12,894)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(679)	17	(662)
MS	Monster Beverage Corp.	USD	(3,352)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(265)	4	(261)
MS	Monster Beverage Corp.	USD	(2,450)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(249)	3	(246)
MS	Monster Beverage Corp.	USD	(4,577)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(808)	5	(803)
MS	Moody’s Corp.	USD	(22,720)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(4,615)	25	(4,590)
MS	Moody’s Corp.	USD	(22,506)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(4,539)	25	(4,514)
MS	Moody’s Corp.	USD	(26,364)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(7,922)	25	(7,897)
MS	Mosaic Co.	USD	(11,965)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,251	27	1,278
MS	Mosaic Co.	USD	(2,670)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	734	5	739
MS	Myokardia, Inc.	USD	(15,349)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	579	22	601
MS	Myokardia, Inc.	USD	(16,873)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	13	23	36
MS	MyoKardia, Inc.	USD	(15,730)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(886)	19	(867)
MS	MyoKardia, Inc.	USD	(17,037)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(672)	21	(651)
MS	National Vision Holdings, Inc.	USD	(14,500)	11/18/2019	1.92%	(0.35)%	1M USD LIBOR	1M/T	(205)	5	(200)
MS	National Vision Holdings, Inc.	USD	(14,595)	11/18/2019	1.88%	(0.35)%	1M USD LIBOR	1M/T	(188)	—	(188)
MS	Nektar Therapeutics	USD	(7,969)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	5,570	20	5,590
MS	Nektar Therapeutics	USD	(12,864)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	3,288	22	3,310
MS	Nektar Therapeutics	USD	(8,453)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,085	11	1,096
MS	Neogen Corp.	USD	(16,279)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,295)	13	(2,282)
MS	Netflix, Inc.	USD	(16,795)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,390	29	1,419
MS	Netflix, Inc.	USD	(17,441)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,767	26	1,793

See Notes to Schedule of Investments

MS	Netflix, Inc.	USD	(15,827)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,147	23	1,170
MS	Netflix, Inc.	USD	(10,013)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(174)	14	(160)
MS	Nevro Corp.	USD	(11,099)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,900	18	1,918
MS	Nihon M&A Center, Inc.	JPY	(1,180,800)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(2,377)	(3)	(2,380)
MS	Nihon M&A Center, Inc.	JPY	(1,476,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(2,690)	(4)	(2,694)
MS	Nihon M&A Center, Inc.	JPY	(590,400)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(148)	(3)	(151)
MS	Nippon Paint Holdings Co. Ltd.	JPY	(475,500)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(535)	(64)	(599)
MS	Nippon Yusen KK	JPY	(1,093,800)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	299	(4)	295
MS	Nippon Yusen KK	JPY	(911,500)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(262)	(3)	(265)
MS	NMC Health PLC	GBP	(7,471)	11/18/2019	(0.28)%	(1.00)%	1M GBP LIBOR	1M/T	1,489	3	1,492
MS	NMC Health PLC	GBP	(7,422)	11/18/2019	(0.28)%	(1.00)%	1M GBP LIBOR	1M/T	825	3	828
MS	NMC Health PLC	GBP	(7,843)	11/18/2019	(0.28)%	(1.00)%	1M GBP LIBOR	1M/T	112	3	115
MS	NMC Health PLC	GBP	(7,892)	11/18/2019	(0.28)%	(1.00)%	1M GBP LIBOR	1M/T	569	3	572
MS	Noble Energy, Inc.	USD	(13,380)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(246)	14	(232)
MS	Nomura Holdings, Inc.	JPY	(687,200)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	406	(2)	404
MS	Novocure Ltd.	USD	(20,222)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(6,269)	13	(6,256)
MS	Nutanix, Inc.	USD	(40,951)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	52,719	128	52,847
MS	Nutanix, Inc.	USD	(1,839)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	163	2	165
MS	NVIDIA CORP	USD	(14,341)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,528)	13	(1,515)
MS	NVIDIA Corp.	USD	(10,629)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	7,434	25	7,459
MS	Oasis Petroleum, Inc.	USD	(22,183)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	33,996	77	34,073
MS	Oasis Petroleum, Inc.	USD	(11,323)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	3,356	20	3,376
MS	Ocado Group PLC	GBP	(10,437)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(3,597)	3	(3,594)
MS	Ocado Group PLC	GBP	(6,551)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(3,012)	2	(3,010)
MS	Ocado Group PLC	GBP	(9,914)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(4,021)	2	(4,019)
MS	Ocado Group PLC	GBP	(162)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(64)	—	(64)
MS	Ocado Group PLC	GBP	(4,060)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(1,967)	1	(1,966)
MS	Okta, Inc.	USD	(19,494)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(10,565)	16	(10,549)
MS	Okta, Inc.	USD	(47,491)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(30,135)	23	(30,112)
MS	OSRAM Licht AG	EUR	(5,710)	11/18/2019	(5.64)%	(5.25)%	1M EURIBOR	1M/T	2,967	(6)	2,961
MS	OSRAM Licht AG	EUR	(12,350)	11/18/2019	(5.64)%	(5.25)%	1M EURIBOR	1M/T	229	(20)	209
MS	OSRAM Licht AG	EUR	(14,104)	11/18/2019	(5.64)%	(5.25)%	1M EURIBOR	1M/T	(998)	(19)	(1,017)
MS	OSRAM Licht AG	EUR	(14,448)	11/18/2019	(5.64)%	(5.25)%	1M EURIBOR	1M/T	(1,443)	(17)	(1,460)
MS	Parsley Energy, Inc.	USD	(51,910)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	39,123	125	39,248

See Notes to Schedule of Investments

MS	Parsley Energy, Inc. Class A	USD	(995)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	295	2	297
MS	PDC Energy, Inc.	USD	(6,005)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	962	9	971
MS	PDC Energy, Inc.	USD	(11,664)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	2,202	13	2,215
MS	Penn National Gaming, Inc.	USD	(12,844)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,410	16	1,426
MS	PG&E Corp.	USD	(6,980)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	9,318	22	9,340
MS	PG&E Corp.	USD	(8,195)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	9,561	25	9,586
MS	PG&E Corp.	USD	(6,762)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	9,132	22	9,154
MS	PG&E Corp.	USD	(6,436)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	9,082	21	9,103
MS	PG&E Corp.	USD	(1,686)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	2,272	6	2,278
MS	PG&E Corp.	USD	(8,086)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	6,504	20	6,524
MS	PG&E Corp.	USD	(12,220)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	3,622	22	3,644
MS	Pilgrim’s Pride Corp.	USD	(27,141)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(6,275)	36	(6,239)
MS	Pilgrim’s Pride Corp.	USD	(5,683)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,749)	5	(1,744)
MS	Pilgrim’s Pride Corp.	USD	(25,869)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(7,884)	25	(7,859)
MS	Pilgrim’s Pride Corp.	USD	(5,547)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,846)	5	(1,841)
MS	Pinnacle Financial Partners, Inc.	USD	(1,701)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	97	4	101
MS	Pluralsight, Inc. Class A	USD	(13,442)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	461	13	474
MS	Pluralsight, Inc. Class A	USD	(14,056)	11/18/2019	1.95%	(0.35)%	1M USD LIBOR	1M/T	(21)	11	(10)
MS	Pluralsight, Inc. Class A	USD	(13,841)	11/18/2019	1.88%	(0.35)%	1M USD LIBOR	1M/T	489	—	489
MS	Post Holdings, Inc.	USD	(14,153)	11/18/2019	1.95%	(0.35)%	1M USD LIBOR	1M/T	(55)	11	(44)
MS	Prologis, Inc.	USD	(8,383)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(778)	13	(765)
MS	Provident Financial PLC	GBP	(1,870)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	1,300	(5)	1,295
MS	Provident Financial PLC	GBP	(7,689)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	2,122	(4)	2,118
MS	Prudential PLC	GBP	(6,266)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(875)	2	(873)
MS	Prudential PLC	GBP	(8,864)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(529)	3	(526)
MS	Prudential PLC	GBP	(6,877)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(720)	2	(718)
MS	Prysmian SpA	EUR	(12,864)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	(636)	(9)	(645)
MS	Prysmian SpA	EUR	(13,797)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	(1,225)	(9)	(1,234)
MS	Prysmian SpA	EUR	(12,416)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	(429)	(6)	(435)
MS	Public Service Enterprise Group, Inc.	USD	(25,089)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,987)	31	(1,956)
MS	Pure Storage, Inc. Class A	USD	(10,946)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	5,526	22	5,548
MS	Pure Storage, Inc. Class A	USD	(10,704)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	5,453	18	5,471
MS	Pure Storage, Inc. Class A	USD	(10,613)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	5,652	18	5,670

See Notes to Schedule of Investments

MS	Pure Storage, Inc. Class A	USD	(12,036)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	790	12	802
MS	PVH Corp.	USD	(13,071)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	4,643	25	4,668
MS	PVH Corp.	USD	(13,605)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	2,904	23	2,927
MS	PVH Corp.	USD	(14,939)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,707	23	1,730
MS	PVH Corp.	USD	(15,739)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	601	22	623
MS	Reata Pharmaceuticals, Inc.	USD	(14,232)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,522	22	1,544
MS	Reata Pharmaceuticals, Inc.	USD	(14,685)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	681	21	702
MS	Reata Pharmaceuticals, Inc.	USD	(15,048)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	374	20	394
MS	Relo Group, Inc.	JPY	(870,300)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(173)	(2)	(175)
MS	Renesas Electronics Corp.	JPY	(2,076,800)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	12,746	(14)	12,732
MS	Renesas Electronics Corp.	JPY	(908,600)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,349	(3)	1,346
MS	Renesas Electronics Corp.	JPY	(324,500)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	229	(1)	228
MS	Renesas Electronics Corp.	JPY	(194,700)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(15)	—	(15)
MS	Renesas Electronics Corp.	JPY	(908,600)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	485	(3)	482
MS	Renishaw PLC	GBP	(6,667)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	1,389	1	1,390
MS	RingCentral, Inc.	USD	(6,815)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(3,275)	5	(3,270)
MS	RingCentral, Inc.	USD	(14,482)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,991)	13	(1,978)
MS	RingCentral, Inc.	USD	(16,896)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,843)	14	(2,829)
MS	RingCentral, Inc.	USD	(16,328)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,775)	13	(2,762)
MS	Rolls Royce Holdings PLC	GBP	(4,707)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(227)	2	(225)
MS	Rolls-Royce Holdings PLC	GBP	(31,860)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(1,711)	11	(1,700)
MS	Saipem SpA	EUR	(12,142)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	(566)	(6)	(572)
MS	Saipem SpA	EUR	(12,236)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	(604)	(7)	(611)
MS	Saipem SpA	EUR	(11,994)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	(684)	(5)	(689)
MS	Sanderson Farms, Inc.	USD	(21,487)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(4,905)	(29)	(4,934)
MS	Scientific Games Corp.	USD	(8,446)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	3,074	17	3,091
MS	Scientific Games Corp.	USD	(13,661)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,799	21	1,820
MS	SCREEN Holdings Co. Ltd.	JPY	(598,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(58)	—	(58)
MS	SEI Investments Co.	USD	(17,579)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,896)	18	(1,878)

See Notes to Schedule of Investments

MS	SEI Investments Co.	USD	(14,421)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,214)	14	(1,200)
MS	SEI Investments Co.	USD	(14,778)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,304)	13	(1,291)
MS	Sempra Energy	USD	(20,721)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(3,884)	23	(3,861)
MS	ServiceMaster Global Holdings, Inc.	USD	(17,939)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,196)	22	(2,174)
MS	ServiceMaster Global Holdings, Inc.	USD	(17,832)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,908)	21	(1,887)
MS	ServiceMaster Global Holdings, Inc.	USD	(18,631)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,218)	21	(2,197)
MS	ServiceMaster Global Holdings, Inc.	USD	(16,661)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,370)	18	(1,352)
MS	ServiceNow, Inc.	USD	(6,380)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,325)	6	(2,319)
MS	ServiceNow, Inc.	USD	(25,242)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(8,309)	23	(8,286)
MS	ServiceNow, Inc.	USD	(26,907)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(9,269)	24	(9,245)
MS	ServiceNow, Inc.	USD	(18,308)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(5,359)	17	(5,342)
MS	Sharp Corp.	JPY	(275,800)	11/18/2019	(0.98)%	(0.88)%	1M JPY LIBOR	1M/T	1,387	(51)	1,336
MS	Sharp Corp.	JPY	(827,400)	11/18/2019	(0.98)%	(0.88)%	1M JPY LIBOR	1M/T	3,188	(85)	3,103
MS	Sharp Corp.	JPY	(827,400)	11/18/2019	(0.98)%	(0.88)%	1M JPY LIBOR	1M/T	2,481	(80)	2,401
MS	Sharp Corp.	JPY	(1,103,200)	11/18/2019	(0.98)%	(0.88)%	1M JPY LIBOR	1M/T	2,640	(83)	2,557
MS	Sharp Corp.	JPY	(965,300)	11/18/2019	(0.98)%	(0.88)%	1M JPY LIBOR	1M/T	(1,669)	(15)	(1,684)
MS	Siemens Gamesa Renewable Energy SA	EUR	(23,576)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	980	(70)	910
MS	Siemens Gamesa Renewable Energy SA	EUR	(2,484)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	127	(7)	120
MS	Siemens Gamesa Renewable Energy SA	EUR	(7,554)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	(820)	(17)	(837)
MS	Siemens Gamesa Renewable Energy SA	EUR	(5,095)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	(555)	(12)	(567)
MS	Siemens Gamesa Renewable Energy SA	EUR	(10,026)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	(2,547)	(20)	(2,567)
MS	Signature Bank	USD	(4,206)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	8	11	19
MS	Signature Bank	USD	(1,275)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(17)	(4)	(21)
MS	Signature Bank	USD	(3,187)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(71)	(10)	(81)
MS	Signature Bank	USD	(9,432)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,433)	(30)	(1,463)
MS	SiteOne Landscape Supply, Inc.	USD	(20,831)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(4,799)	21	(4,778)

See Notes to Schedule of Investments

MS	SiteOne Landscape Supply, Inc.	USD	(20,979)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(4,750)	21	(4,729)
MS	SiteOne Landscape Supply, Inc.	USD	(20,610)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(4,488)	21	(4,467)
MS	Sixt SE	EUR	(11,767)	11/18/2019	(5.02)%	(4.63)%	1M EURIBOR	1M/T	827	(34)	793
MS	SoftBank Group Corp.	JPY	(3,376,800)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(9,657)	(5)	(9,662)
MS	Southern Co.	USD	(30,460)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(6,453)	36	(6,417)
MS	Spirit Airlines, Inc.	USD	(16,251)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,963)	28	(1,935)
MS	Spirit Airlines, Inc.	USD	(594)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	84	1	85
MS	Splunk, Inc.	USD	(26,791)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(9,394)	23	(9,371)
MS	Splunk, Inc.	USD	(12,719)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,745)	11	(1,734)
MS	Splunk, Inc.	USD	(15,831)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,027)	13	(2,014)
MS	Spotify Technology SA	USD	(14,719)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(732)	13	(719)
MS	Spotify Technology SA	USD	(14,254)	11/18/2019	1.95%	(0.35)%	1M USD LIBOR	1M/T	(322)	10	(312)
MS	Spotify Technology SA	USD	(14,874)	11/18/2019	1.92%	(0.35)%	1M USD LIBOR	1M/T	(596)	5	(591)
MS	Sprint Corp.	USD	(31,900)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(9,603)	9	(9,594)
MS	Sprint Corp.	USD	(23,185)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(6,695)	6	(6,689)
MS	Sprint Corp.	USD	(21,426)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(5,660)	6	(5,654)
MS	Square Enix Holdings Co. Ltd.	JPY	(749,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	346	(2)	344
MS	Square Enix Holdings Co. Ltd.	JPY	(749,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(703)	(1)	(704)
MS	Square Enix Holdings Co. Ltd.	JPY	(374,500)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(167)	(1)	(168)
MS	Square Enix Holdings Co. Ltd.	JPY	(749,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(206)	(1)	(207)
MS	Stamps.com, Inc.	USD	(4,823)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	12,175	23	12,198
MS	Stamps.com, Inc.	USD	(3,534)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	11,424	20	11,444
MS	Standard Chartered PLC	GBP	(3,973)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	556	3	559
MS	Standard Chartered PLC	GBP	(3,716)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	76	1	77
MS	Standard Chartered PLC	GBP	(2,599)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(37)	1	(36)
MS	Standard Chartered PLC	GBP	(2,619)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(144)	1	(143)
MS	Standard Chartered PLC	GBP	(2,667)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(202)	1	(201)
MS	Standard Chartered PLC	GBP	(2,403)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(486)	1	(485)
MS	Standard Chartered PLC	GBP	(1,773)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(475)	—	(475)
MS	Standard Chartered PLC	GBP	(2,897)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	(629)	1	(628)
MS	State Street Corp.	USD	(14,581)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	2,978	23	3,001

See Notes to Schedule of Investments

MS	State Street Corp.	USD	(12,199)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	2,533	19	2,552
MS	State Street Corp.	USD	(14,174)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,972	21	1,993
MS	Suedzucker AG	EUR	(11,062)	11/18/2019	(8.14)%	(7.75)%	1M EURIBOR	1M/T	(278)	(55)	(333)
MS	Suedzucker AG	EUR	(11,244)	11/18/2019	(8.14)%	(7.75)%	1M EURIBOR	1M/T	(256)	(54)	(310)
MS	Suedzucker AG	EUR	(11,973)	11/18/2019	(8.14)%	(7.75)%	1M EURIBOR	1M/T	(7)	(58)	(65)
MS	Suedzucker AG	EUR	(11,272)	11/18/2019	(8.14)%	(7.75)%	1M EURIBOR	1M/T	343	(54)	289
MS	Sunrun, Inc.	USD	(13,506)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	577	13	590
MS	SVB Financial Group	USD	(464)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	152	1	153
MS	SVB Financial Group	USD	(12,526)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	5,225	25	5,250
MS	SVB Financial Group	USD	(13,918)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	5,085	26	5,111
MS	SVB Financial Group	USD	(16,238)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(191)	22	(169)
MS	SVB Financial Group	USD	(20,181)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(3,683)	23	(3,660)
MS	Sysmex Corp.	JPY	(2,383,200)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	5,142	(12)	5,130
MS	Sysmex Corp.	JPY	(794,400)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(2,373)	(2)	(2,375)
MS	T Rowe Price Group, Inc.	USD	(17,349)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,646)	21	(1,625)
MS	T Rowe Price Group, Inc.	USD	(18,142)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,161)	21	(2,140)
MS	T Rowe Price Group, Inc.	USD	(12,813)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(872)	13	(859)
MS	Tableau Software, Inc.	USD	(59,844)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(25,252)	48	(25,204)
MS	Takeaway.com NV	EUR	(16,890)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	(5,009)	(8)	(5,017)
MS	Takeaway.com NV	EUR	(16,159)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	(3,840)	(8)	(3,848)
MS	Takeaway.com NV	EUR	(15,184)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	(1,944)	(9)	(1,953)
MS	Tandem Diabetes Care, Inc.	USD	(13,891)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	213	13	226
MS	Tapestry, Inc.	USD	(12,991)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	4,831	25	4,856
MS	Tapestry, Inc.	USD	(13,331)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	5,173	25	5,198
MS	Tapestry, Inc.	USD	(13,609)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,647	20	1,667
MS	Tapestry, Inc.	USD	(11,970)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,422	18	1,440
MS	Targa Resources Corp.	USD	(12,724)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	155	(285)	(130)
MS	TDK Corp.	JPY	(847,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	263	(3)	260
MS	TDK Corp.	JPY	(847,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	208	(3)	205
MS	TDK Corp.	JPY	(847,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,156	(3)	1,153
MS	TDK Corp.	JPY	(847,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,174	(3)	1,171
MS	Technicolor SA	EUR	(2,746)	11/18/2019	(5.02)%	(4.63)%	1M EURIBOR	1M/T	2,819	(47)	2,772
MS	Teladoc Health, Inc.	USD	(16,378)	11/18/2019	1.78%	(0.55)%	1M USD LIBOR	1M/T	1,585	22	1,607

See Notes to Schedule of Investments

MS	Teladoc Health, Inc.	USD	(16,514)	11/18/2019	1.78%	(0.55)%	1M USD LIBOR	1M/T	2,106	23	2,129
MS	Teladoc Health, Inc.	USD	(17,196)	11/18/2019	1.78%	(0.55)%	1M USD LIBOR	1M/T	(269)	20	(249)
MS	Teladoc Health, Inc.	USD	(15,013)	11/18/2019	1.78%	(0.55)%	1M USD LIBOR	1M/T	(2,234)	12	(2,222)
MS	Telecom Italia SpA	EUR	(7,640)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	2,936	(8)	2,928
MS	Texas Capital Bancshares, Inc.	USD	(24,480)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	12,978	51	13,029
MS	Texas Capital Bancshares, Inc.	USD	(10,509)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	5,196	21	5,217
MS	Texas Capital Bancshares, Inc.	USD	(12,586)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	5,653	25	5,678
MS	Texas Capital Bancshares, Inc.	USD	(3,524)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,460	6	1,466
MS	Texas Capital Bancshares, Inc.	USD	(1,825)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	667	3	670
MS	Texas Capital Bancshares, Inc.	USD	(14,159)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	59	20	79
MS	Thyssenkrupp AG	EUR	(15,583)	11/18/2019	(1.64)%	(1.25)%	1M EURIBOR	1M/T	16,131	(25)	16,106
MS	Thyssenkrupp AG	EUR	(7,587)	11/18/2019	(1.64)%	(1.25)%	1M EURIBOR	1M/T	6,619	(10)	6,609
MS	Thyssenkrupp AG	EUR	(3,636)	11/18/2019	(1.64)%	(1.25)%	1M EURIBOR	1M/T	2,467	(4)	2,463
MS	Thyssenkrupp AG	EUR	(8,580)	11/18/2019	(1.64)%	(1.25)%	1M EURIBOR	1M/T	1,506	(6)	1,500
MS	Thyssenkrupp AG	EUR	(11,269)	11/18/2019	(1.66)%	(1.25)%	1M EURIBOR	1M/T	(81)	(4)	(85)
MS	Tiffany & Co.	USD	(14,370)	11/18/2019	1.92%	(0.35)%	1M USD LIBOR	1M/T	(214)	5	(209)
MS	Tokyo Electric Power Co Holdings, Inc.	JPY	(630,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	406	(1)	405
MS	Tokyo Electric Power Co Holdings, Inc.	JPY	(787,500)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	272	(2)	270
MS	Tokyo Electric Power Co Holdings, Inc.	JPY	(735,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	190	(1)	189
MS	Tokyo Electric Power Co Holdings, Inc.	JPY	(735,000)	11/18/2019	(0.50)%	(0.40)%	1M JPY LIBOR	1M/T	(158)	(1)	(159)
MS	Tokyo Tatemono Co. Ltd.	JPY	(1,021,600)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	733	(144)	589
MS	Tokyu Fudosan Holdings Corp.	JPY	(379,800)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	186	(4)	182
MS	Tokyu Fudosan Holdings Corp.	JPY	(1,139,400)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(138)	(3)	(141)
MS	Tokyu Fudosan Holdings Corp.	JPY	(1,076,100)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	183	(3)	180
MS	TOTO Ltd.	JPY	(877,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(382)	(3)	(385)
MS	TOTO Ltd.	JPY	(1,315,500)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(324)	(5)	(329)
MS	TOTO Ltd.	JPY	(877,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(915)	(3)	(918)
MS	Transocean Ltd.	USD	(1,459)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,182	3	1,185
MS	Transocean Ltd.	USD	(14,860)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	2,599	11	2,610

See Notes to Schedule of Investments

MS	Transocean Ltd.	USD	(10,506)	11/18/2019	1.88%	(0.35)%	1M USD LIBOR	1M/T	(184)	—	(184)
MS	Transocean Ltd.	USD	(8,117)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	9,336	23	9,359
MS	Transocean Ltd.	USD	(9,156)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	8,243	23	8,266
MS	Transocean Ltd.	USD	(9,515)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	8,206	23	8,229
MS	Transocean Ltd.	USD	(10,148)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	9,753	26	9,779
MS	TreeHouse Foods, Inc.	USD	(10,444)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,134)	11	(2,123)
MS	Treehouse Foods, Inc.	USD	(1,127)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(211)	1	(210)
MS	TripAdvisor, Inc.	USD	(4,680)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	372	9	381
MS	Tripadvisor, Inc.	USD	(1,236)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	256	2	258
MS	TUI AG	GBP	(7,015)	11/18/2019	0.36%	(0.35)%	1M GBP LIBOR	1M/T	397	1	398
MS	Tullow Oil PLC	GBP	(6,309)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	293	1	294
MS	Tullow Oil PLC	GBP	(6,477)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	436	1	437
MS	Tullow Oil PLC	GBP	(6,651)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	515	2	517
MS	Tullow Oil PLC	GBP	(6,741)	11/18/2019	0.37%	(0.35)%	1M GBP LIBOR	1M/T	466	2	468
MS	Twilio, Inc.	USD	(4,312)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,640)	5	(2,635)
MS	Twilio, Inc.	USD	(31,300)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(14,248)	23	(14,225)
MS	Twilio, Inc.	USD	(37,699)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(18,817)	26	(18,791)
MS	Twitter, Inc.	USD	(8,039)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,573)	9	(1,564)
MS	Twitter, Inc.	USD	(21,493)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(3,910)	24	(3,886)
MS	Twitter, Inc.	USD	(19,843)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(4,022)	22	(4,000)
MS	Twitter, Inc.	USD	(17,728)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(3,878)	18	(3,860)
MS	Ubisoft Entertainment SA	EUR	(6,803)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	456	(5)	451
MS	Ubisoft Entertainment SA	EUR	(12,111)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	776	(7)	769
MS	UniCredit SpA	EUR	(35,964)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	13,043	(38)	13,005
MS	UniCredit SpA	EUR	(4,806)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	1,922	(5)	1,917
MS	UniCredit SpA	EUR	(4,785)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	1,259	(5)	1,254
MS	UniCredit SpA	EUR	(2,771)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	391	(3)	388
MS	UniCredit SpA	EUR	(2,696)	11/18/2019	(0.89)%	(0.50)%	1M EURIBOR	1M/T	173	(2)	171
MS	United Continental Holdings, Inc.	USD	(48,804)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(11,893)	62	(11,831)
MS	Uniti Group, Inc.	USD	(6,871)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	9,575	20	9,595
MS	Uniti Group, Inc.	USD	(4,328)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	4,484	11	4,495
MS	Vail Resorts, Inc.	USD	(7,149)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(922)	10	(912)
MS	Vail Resorts, Inc.	USD	(18,489)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,522)	18	(2,504)

See Notes to Schedule of Investments

MS	Valeo SA	EUR	(9,826)	11/18/2019	(0.79)%	(0.40)%	1M EURIBOR	1M/T	4,746	(10)	4,736
MS	Visteon Corp.	USD	(12,781)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	3,293	22	3,315
MS	Visteon Corp.	USD	(13,308)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	2,295	21	2,316
MS	Vulcan Materials Co.	USD	(41,643)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(3,352)	52	(3,300)
MS	Vulcan Materials Co.	USD	(23,104)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(5,945)	23	(5,922)
MS	Wabtec Corp.	USD	(8,933)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	2,205	14	2,219
MS	Wabtec Corp.	USD	(16,313)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,156)	15	(1,141)
MS	Wabtec Corp.	USD	(15,225)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,298)	13	(2,285)
MS	Wabtec Corp.	USD	(15,381)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,829)	14	(1,815)
MS	Wabtec Corp.	USD	(1,321)	2/26/2020	1.98%	(0.35)%	1M USD LIBOR	1M/T	57	2	59
MS	Walgreens Boots Alliance, Inc.	USD	(13,840)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(411)	14	(397)
MS	Walgreens Boots Alliance, Inc.	USD	(13,786)	11/18/2019	1.95%	(0.35)%	1M USD LIBOR	1M/T	332	11	343
MS	Welbilt, Inc.	USD	(13,661)	11/18/2019	1.95%	(0.35)%	1M USD LIBOR	1M/T	444	11	455
MS	Western Alliance BanCorp	USD	(4,499)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(102)	13	(89)
MS	Western Alliance BanCorp	USD	(989)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(66)	1	(65)
MS	Workday, Inc.	USD	(38,596)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(13,428)	34	(13,394)
MS	Workday, Inc.	USD	(9,399)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	272	10	282
MS	XPO Logistics, Inc.	USD	(19,367)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(4,373)	20	(4,353)
MS	XPO Logistics, Inc.	USD	(20,379)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(4,876)	15	(4,861)
MS	XPO Logistics, Inc.	USD	(16,195)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(1,194)	13	(1,181)
MS	Yaskawa Electric Corp.	JPY	(365,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(471)	(2)	(473)
MS	Yaskawa Electric Corp.	JPY	(1,460,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(1,406)	(5)	(1,411)
MS	Yaskawa Electric Corp.	JPY	(1,095,000)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(1,124)	(3)	(1,127)
MS	Zalando SE	EUR	(48,516)	11/18/2019	(1.89)%	(1.50)%	1M EURIBOR	1M/T	4,986	(108)	4,878
MS	Zalando SE	EUR	(16,922)	11/18/2019	(1.89)%	(1.50)%	1M EURIBOR	1M/T	(3,303)	(28)	(3,331)
MS	Zalando SE	EUR	(2,834)	11/18/2019	(1.89)%	(1.50)%	1M EURIBOR	1M/T	(712)	(5)	(717)
MS	Zendesk, Inc.	USD	(46,376)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(15,133)	48	(15,085)
MS	Zendesk, Inc.	USD	(6,351)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	(2,599)	5	(2,594)
MS	Zillow Group, Inc.	USD	(25,480)	11/18/2019	1.78%	(0.55)%	1M USD LIBOR	1M/T	(9,760)	8	(9,752)
MS	Zillow Group, Inc.	USD	(18,835)	11/18/2019	1.78%	(0.55)%	1M USD LIBOR	1M/T	(3,912)	20	(3,892)
MS	Zillow Group, Inc.	USD	(19,684)	11/18/2019	1.78%	(0.55)%	1M USD LIBOR	1M/T	(4,021)	18	(4,003)
MS	Zillow Group, Inc.	USD	(20,034)	11/18/2019	1.78%	(0.55)%	1M USD LIBOR	1M/T	(4,959)	16	(4,943)

See Notes to Schedule of Investments

MS	Zogenix, Inc.	USD	(14,258)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,813	21	1,834
MS	Zogenix, Inc.	USD	(14,403)	11/18/2019	1.98%	(0.35)%	1M USD LIBOR	1M/T	1,708	21	1,729
MS	ZOZO, Inc.	JPY	(1,237,800)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	9,506	(11)	9,495
MS	ZOZO, Inc.	JPY	(618,900)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	3,137	(3)	3,134
MS	ZOZO, Inc.	JPY	(618,900)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	2,085	(3)	2,082
MS	Zynga, Inc. Class A	USD	(14,266)	11/18/2019	1.88%	(0.35)%	1M USD LIBOR	1M/T	120	—	120
Total									$369,071	$3,453	$372,524

(a)       The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.

(b)       Effective rate at July 31, 2019.

(c)       The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.

At July 31, 2019, the Fund had cash collateral of $1,540,000 deposited in segregated accounts for Morgan Stanley Capital Services LLC to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

Written option contracts (“options written”)

At July 31, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
S&P 500 Index	12	$(3,576,456)	$2,930	8/16/2019	$(22,740)
S&P 500 Index	12	(3,576,456)	2,950	8/23/2019	(35,580)
					(58,320)

Options on Exchange-Traded Futures Contracts
Euro-Bund	4	(40,000)	173	8/23/2019	(443)
U.S. Treasury Long Bond Future Option	5	(775,950)	154	8/23/2019	(2,031)
U.S. Treasury Long Bond Future Option	5	(775,950)	154	9/20/2019	(6,407)
United Kingdom Long Gilt Bond	4	(72,000)	131	8/23/2019	(876)
					(9,757)
Total options written (premium received $56,682)					$(68,077)

At July 31, 2019, the Fund had $1,250,001 deposited in a segregated account to cover collateral requirements on options written.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman MSP Fund I Ltd. (the “MSP Subsidiary”), which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the MSP Subsidiary with the intent that the Fund will remain the sole shareholder of the MSP Subsidiary. The MSP Subsidiary is governed by its own Board of Directors.

As of July 31, 2019, the value of the Fund’s investment in the MSP Subsidiary was as follows:

Investment in MSP Subsidiary	Percentage of Net Assets
$516,363	3.4%

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
France	$112	$500	$—	$612
Other Common Stocks(a)	—	4,616	—	4,616
Total Common Stocks	112	5,116	—	5,228
Short-Term Investments	—	5,425	—	5,425
Total Investments	$112	$10,541	$—	$10,653

(a)         The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2019:

Other Financial Instruments (000’s omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$505	$—	$—	$505
Liabilities	(104)	—	—	(104)
Forward Contracts(a)
Assets	—	77	—	77
Liabilities	—	(37)	—	(37)
Swaps
Assets	—	2,250	—	2,250
Liabilities	—	(975)	—	(975)
Options Written
Liabilities	(68)	—	—	(68)
Total	$333	$1,315	$—	$1,648

(a)    Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^

(Unaudited) July 31, 2019

PRINCIPAL AMOUNT		VALUE†
(000’s omitted)		(000’s omitted)
U.S. Treasury Obligations 98.4%
	U.S. Treasury Notes
$23,800	0.88%, due 9/15/2019	$23,763
49,800	1.38%, due 12/15/2019 — 9/15/2020	49,563
24,100	1.50%, due 6/15/2020	23,980
29,400	1.63%, due 3/15/2020 — 6/30/2020	29,305
45,500	1.88%, due 12/15/2020	45,438	(a)
32,000	2.38%, due 3/15/2021	32,221
41,200	2.63%, due 6/15/2021 — 12/15/2021	41,807	(a)
24,300	2.75%, due 9/15/2021	24,748
	Total U.S. Treasury Obligations (Cost $269,294)	270,825

NUMBER OF SHARES
Short-Term Investments 2.9%
Investment Companies 2.9%
7,984,386	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.26%(b) (Cost $7,984)	7,984	(c)
	Total Investments 101.3% (Cost $277,278)	278,809
	Liabilities Less Other Assets (1.3)%	(3,462	)(d)
	Net Assets 100.0%	$275,347

(a)                                 All or a portion of the security is pledged as collateral for options written.

(b)                                 Represents 7-day effective yield as of July 31, 2019.

(c)                                  All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $7,984,000.

(d)                                 Includes the impact of the Fund’s open positions in derivatives at July 31, 2019.

See Notes to Schedule of Investments

Derivative Instruments

Written option contracts (“options written”)

At July 31, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
Russell 2000 Index	14	$(2,204,447)	$1,555	8/2/2019	$(7,140)
Russell 2000 Index	29	(4,566,355)	1,560	8/2/2019	(18,125)
Russell 2000 Index	22	(3,464,131)	1,565	8/2/2019	(17,050)
Russell 2000 Index	11	(1,732,066)	1,555	8/9/2019	(12,430)
Russell 2000 Index	22	(3,464,131)	1,560	8/9/2019	(28,160)
Russell 2000 Index	33	(5,196,197)	1,565	8/9/2019	(47,850)
Russell 2000 Index	61	(9,605,091)	1,555	8/16/2019	(92,415)
Russell 2000 Index	4	(629,842)	1,560	8/16/2019	(6,700)
Russell 2000 Index	2	(314,921)	1,565	8/16/2019	(3,700)
Russell 2000 Index	7	(1,102,224)	1,545	8/23/2019	(11,305)
Russell 2000 Index	2	(314,921)	1,555	8/23/2019	(3,810)
Russell 2000 Index	1	(157,461)	1,565	8/23/2019	(2,245)
Russell 2000 Index	57	(8,975,249)	1,570	8/23/2019	(138,795)
Russell 2000 Index	2	(314,921)	1,570	8/30/2019	(5,550)
S&P 500 Index	25	(7,450,950)	2,950	8/2/2019	(23,250)
S&P 500 Index	31	(9,239,178)	2,955	8/2/2019	(32,085)
S&P 500 Index	103	(30,697,914)	2,980	8/2/2019	(183,855)
S&P 500 Index	47	(14,007,786)	2,970	8/9/2019	(113,505)
S&P 500 Index	14	(4,172,532)	2,980	8/9/2019	(38,710)
S&P 500 Index	7	(2,086,266)	2,990	8/9/2019	(22,295)
S&P 500 Index	127	(37,850,826)	3,005	8/9/2019	(497,205)
S&P 500 Index	1	(298,038)	2,980	8/16/2019	(3,345)
S&P 500 Index	7	(2,086,266)	2,990	8/16/2019	(26,285)
S&P 500 Index	121	(36,062,598)	2,995	8/16/2019	(480,975)
S&P 500 Index	36	(10,729,368)	3,005	8/16/2019	(160,740)
S&P 500 Index	33	(9,835,254)	3,010	8/16/2019	(156,255)
S&P 500 Index	14	(4,172,532)	2,980	8/23/2019	(55,090)
S&P 500 Index	109	(32,486,142)	2,990	8/23/2019	(471,425)
S&P 500 Index	65	(19,372,470)	3,005	8/23/2019	(325,325)
S&P 500 Index	11	(3,278,418)	3,020	8/23/2019	(63,635)
S&P 500 Index	4	(1,192,152)	3,015	8/30/2019	(24,800)
S&P 500 Index	41	(12,219,558)	3,020	8/30/2019	(256,045)
Total options written (premium received $3,401,668)					$(3,330,100)

At July 31, 2019, the Fund had securities pledged in the amount of $73,906,605 to cover collateral requirements for options written.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$270,825	$—	$270,825
Short-Term Investments	—	7,984	—	7,984
Total Investments	$—	$278,809	$—	$278,809

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2019:

Other Financial Instruments (000’s omitted)	Level 1	Level 2	Level 3	Total
Options Written Liabilities	$(3,330)	$—	$—	$(3,330)
Total	$(3,330)	$—	$—	$(3,330)

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Notes to Schedule of Investmentsß (Unaudited)

†                 In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Commodity Strategy Fund (formerly, Neuberger Berman Risk Balanced Commodity Strategy Fund”), Neuberger Berman Global Allocation Fund, Neuberger Berman Hedged Option Premium Strategy Fund, Neuberger Berman Long Short Fund, Neuberger Berman Multi-Asset Income Fund, Neuberger Berman Multi-Style Premia Fund and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund, (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                   Level 1 — quoted prices in active markets for identical investments

•                   Level 2 — other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•                   Level 3 — unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, exchange-traded funds, preferred stocks, master limited partnerships, warrants and exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß                                         Consolidated Notes to Schedule of Investments for Neuberger Berman Multi-Style Premia Fund and Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß (Unaudited) (cont’d)

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Emerging Markets Debt, Sovereign Debt, and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing and Reference Data LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß                                         Consolidated Notes to Schedule of Investments for Neuberger Berman Multi-Style Premia Fund and Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß (Unaudited) (cont’d)

securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß                                         Consolidated Notes to Schedule of Investments for Neuberger Berman Multi-Style Premia Fund and Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß (Unaudited) (cont’d)

Legend

Benchmarks:

EURIBOR	=	Euro Interbank Offered Rate
HIBOR	=	Hong Kong Interbank Offered Rate
LIBOR	=	London Interbank Offered Rate

Currency Abbreviations:

AUD	=	Australian Dollar
BRL	=	Brazilian Real
CAD	=	Canadian Dollar
CHF	=	Swiss Franc
CLP	=	Chilean Peso
CNH(a)	=	Chinese Yuan Renminbi
CNY(a)	=	Chinese Yuan Renminbi
CZK	=	Czech Koruna
EUR	=	Euro
GBP	=	Pound Sterling
HUF	=	Hungarian Forint
ILS	=	Israeli Shekel
INR	=	Indian Rupee
JPY	=	Japanese Yen
MXN	=	Mexican Peso
NOK	=	Norwegian Krone
NZD	=	New Zealand Dollar
PLN	=	Polish Zloty
RUB	=	Russian Ruble
SEK	=	Swedish Krona
THB	=	Thai Bhat
TRY	=	Turkish Lira
TWD	=	New Taiwan Dollar
USD	=	United States Dollar
ZAR	=	South African Rand

Non-Deliverable Forward Contracts:

BRL	=	Brazilian Real
CLP	=	Chilean Peso
CNY(a)	=	Chinese Yuan Renminbi
INR	=	Indian Rupee
RUB	=	Russian Ruble
TWD	=	New Taiwan Dollar

Counterparties:

CITI	=	Citibank, N.A.
GSI	=	Goldman Sachs International
JPM	=	JPMorgan Chase Bank N.A.
MS	=	Morgan Stanley Capital Services LLC
RBC	=	Royal Bank of Canada
SCB	=	Standard Chartered Bank
SG	=	Societe Generale
SSB	=	State Street Bank and Trust Company

Index Periods/Payment Frequencies:

1M	=	1 Month
3M	=	3 Months
6M	=	6 Months
T	=	Termination

(a) There is one official currency held in China, the Chinese Yuan Renminbi. CNY is traded onshore, in mainland China and CNH is traded offshore, mainly in the Hong Kong market. Both trade at two different exchange rates.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß                                         Consolidated Notes to Schedule of Investments for Neuberger Berman Multi-Style Premia Fund and Neuberger Berman Commodity Strategy Fund.